As filed with the Securities and Exchange Commission on April 29, 2026
1933 Act Registration No. 033-03677
1940 Act Registration No. 811-04603
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 72	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 73	☒
(Check appropriate box or boxes)
THRIVENT SERIES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of Principal Executive Offices)

(612) 844-7190
(Registrant’s Telephone Number, including Area Code)

John D. Jackson
Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2026, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 30, 2026
Thrivent Series Fund, Inc.
Prospectus

Thrivent Aggressive Allocation Portfolio	Thrivent Large Cap Value Portfolio
Thrivent All Cap Portfolio	Thrivent Short-Term Bond Portfolio
Thrivent Conservative Allocation Portfolio	Thrivent Mid Cap Growth Portfolio
Thrivent Dynamic Allocation Portfolio	Thrivent Mid Cap Index Portfolio
Thrivent Emerging Markets Equity Portfolio	Thrivent Mid Cap Stock Portfolio
Thrivent ESG Index Portfolio	Thrivent Mid Cap Value Portfolio
Thrivent Global Stock Portfolio	Thrivent Moderate Allocation Portfolio
Thrivent Government Bond Portfolio	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Healthcare Portfolio	Thrivent Moderately Conservative Allocation Portfolio
Thrivent High Yield Portfolio	Thrivent Money Market Portfolio
Thrivent Income Portfolio	Thrivent Multisector Bond Portfolio
Thrivent International Equity Portfolio	Thrivent Real Estate Securities Portfolio
Thrivent International Index Portfolio	Thrivent Small Cap Growth Portfolio
Thrivent Large Cap Growth Portfolio	Thrivent Small Cap Index Portfolio
Thrivent Large Cap Index Portfolio	Thrivent Small Cap Stock Portfolio
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Thrivent Aggressive Allocation Portfolio

Investment Objective
Thrivent Aggressive Allocation Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.29%
Total Annual Portfolio Operating Expenses	1.02%
Less Fee Waivers and/or Expense Reimbursements[2]	0.17%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%
1
The portion of Acquired Fund Fees and Expenses that relates to the Portfolio's investment in private equity funds uses the most recent annualized expense information provided by each such private equity fund's management.
2
The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive (i) an amount equal to any management fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust, and (ii) the management fees that are indirectly incurred by the Portfolio as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). These contractual provisions may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$87	$308	$547	$1,232
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of other funds managed by the Adviser or an affiliate and directly held financial instruments. The Portfolio is designed for investors who seek greater long-term capital growth and are comfortable with higher levels of risk and volatility. The Portfolio uses a prescribed asset allocation strategy involving a two-step process that is designed to achieve its desired risk tolerance. The first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings (i.e., what the Adviser determines is the strategic allocation) for these sub-classes. Sub-classes for equity securities may be based on market capitalization, investment style (such as growth or value), economic sector, or security type (such as private equity). Sub-classes for debt securities may be based on maturity, duration, security type or credit rating (high-yield—commonly known as “junk bonds”—or investment-grade).
The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets.

Under normal circumstances, the Portfolio invests in the following broad asset classes within the ranges given:
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	95%	75-100%
Debt Securities	5%	0-25%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.
The Portfolio pursues its investment strategy by investing to a significant degree in other mutual funds managed by the Adviser or an affiliate, as well as direct investments in securities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities. The Portfolio may invest in private equity funds, which are less liquid and more difficult to value than publicly traded equity securities.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Conflicts of Interest Risk. An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.

The Portfolio compares its performance to the MSCI All Country World Index – USD Net Returns, an appropriate broad-based securities market index that represents the overall global equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Aggregate Bond Index, which represents the overall fixed income market in which the Portfolio may invest. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
30
20
10
0
-10
-20
10.11%
21.51%
(6.46)%
25.34%
17.14%
20.20%
(17.92)%
19.31%
16.05%
15.81%
‘16
‘17
‘18
‘19
‘20
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q2 2020	+19.80%
Worst Quarter:	Q1 2020	(21.88)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	15.81%	9.61%	11.26%
MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Stephen D. Lowe, CFA Senior Vice President, Chief Investment Strategist	April 2016
David S. Royal Executive Vice President, Chief Financial Officer and Chief Investment Officer	April 2018
David R. Spangler, CFA Vice President, Head of Model & Mixed Asset Portfolios	February 2019
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent All Cap Portfolio

Investment Objective
The investment objective of Thrivent All Cap Portfolio (the "Portfolio") is to seek long-term growth of capital.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.66%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 131% of the average value of its portfolio.
Principal Strategies
The Portfolio seeks to achieve its objective by investing primarily in common stocks of companies of any market capitalization or investment style. In buying and selling securities for the Portfolio, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Portfolio’s holdings.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the S&P Composite 1500® Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
40
30
20
10
0
-10
-20
5.77%
20.24%
(9.89)%
30.27%
23.17%
24.11%
(18.21)%
22.13%
19.90%
18.05%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+23.32%
Worst Quarter:	Q1 2020	(20.93)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	18.05%	11.90%	12.43%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)	17.02%	13.96%	14.46%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Noah J. Monsen, CFA Senior Portfolio Manager	April 2025
Brian W. Bomgren, CQF Senior Portfolio Manager	April 2025
Sharon Wang, CFA, FRM Senior Portfolio Manager	April 2025
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Conservative Allocation Portfolio

Investment Objective
Thrivent Conservative Allocation Portfolio (the "Portfolio") seeks to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.50%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests in a combination of equity securities and debt securities within the ranges shown in the following table:
Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	80%	60-95%
Equity Securities	20%	5-40%
The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock.
The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high-yield, high-risk instruments that are rated below investment grade, such as bonds, notes, debentures and other debt obligations. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated below BBB- by S&P, or Baa3 by Moody's, or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).
The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets.
While the Portfolio may use derivatives for any purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market.
The Portfolio may also pursue its investment strategy by investing in other mutual funds managed by the Adviser or an affiliate.
The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable, while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust

Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Conflicts of Interest Risk. An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board;

and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI All Country World Index – USD Net Returns, an appropriate broad-based securities market index that represents the overall global equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Aggregate Bond Index, which represents the overall fixed income market in which the Portfolio may invest. Additionally, the Portfolio compares its performance to the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
20
15
10
5
0
-5
-10
-15
7.08%
9.35%
(2.70)%
13.73%
7.37%
6.87%
(12.38)%
10.21%
7.16%
10.17%
‘16
‘17
‘18
‘19
‘20
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q2 2020	+9.71%
Worst Quarter:	Q1 2020	(11.85)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	10.17%	4.03%	5.42%
MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	8.78%	4.11%	6.15%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:

Name and Title	Portfolio Manager of the Portfolio Since
Stephen D. Lowe, CFA Senior Vice President, Chief Investment Strategist	April 2015
Theron G. Whitehorn, CFA Director of Fixed Income Quantitative Research	April 2021
David R. Spangler, CFA Vice President, Head of Model & Mixed Asset Portfolios	May 2022
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Dynamic Allocation Portfolio

Investment Objective
Thrivent Dynamic Allocation Portfolio (the "Portfolio") seeks long-term total return through a balance between income and the potential for long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.68%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 62% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests in a combination of equity securities and debt securities within the ranges shown in the following table:
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	45%	25-65%
Debt Securities	55%	35-75%
The equity securities in which the Portfolio invests may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock.
The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high-yield, high-risk instruments that are rated below investment grade, such as bonds, notes, debentures and other debt obligations. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated below BBB- by S&P, or Baa3 by Moody's, or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).
The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets.
While the Portfolio may use derivatives for any investment purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market.
The Portfolio may also pursue its investment strategy by investing in other mutual funds managed by the Adviser or an affiliate.
The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable, while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust

Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Conflicts of Interest Risk. An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI All Country World Index – USD Net Returns, an appropriate broad-based securities market index that represents the overall global equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Aggregate Bond Index, which represents the overall fixed income market in which the Portfolio may invest. Additionally, the Portfolio compares its performance to the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
20
15
10
5
0
-5
-10
-15
7.06%
11.67%
(4.87)%
17.11%
9.11%
12.44%
(13.77)%
12.47%
8.55%
12.62%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+13.49%
Worst Quarter:	Q1 2020	(16.97)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	12.62%	5.92%	6.84%
MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	8.78%	4.11%	6.15%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:

Name and Title	Portfolio Manager of the Portfolio Since
Stephen D. Lowe, CFA Senior Vice President, Chief Investment Strategist	August 2013
David R. Spangler, CFA Vice President, Head of Model & Mixed Asset Portfolios	February 2019
Theron G. Whitehorn, CFA Director of Fixed Income Quantitative Research	April 2021
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Emerging Markets Equity Portfolio

Investment Objective
Thrivent Emerging Markets Equity Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses	0.62%
Total Annual Portfolio Operating Expenses	1.52%
Less Fee Waivers and/or Expense Reimbursements[1]	0.37%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%
1
The Adviser has contractually agreed, through at least April 30, 2027, to waive a portion of the management fees associated with the shares of the Thrivent Emerging Markets Equity Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 1.15% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$117	$444	$794	$1,781
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), at the time of initial purchase, in emerging market equities, including common stock, preferred stock, convertible securities, depositary receipts and rights and warrants to buy common stocks.
The Adviser determines which countries are considered “emerging markets” based on MSCI’s Market Classification Framework, which evaluates markets based on economic development, size and liquidity, and market accessibility. At times, the Portfolio may have a significant amount of its assets invested in a country or geographic region.
The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries. The Portfolio may invest in securities denominated in U.S. dollars and currencies of emerging market countries in which it may invest. The Portfolio may also pursue its investment strategy by investing in derivatives such as futures contracts to either hedge its exposure or gain exposure to certain investments.
The Portfolio may invest in securities of any market capitalization, including small and mid-cap securities.
The Portfolio may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Portfolio currently anticipates that it will have significant exposure to the information technology sector.
In buying and selling securities for the Portfolio, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews potential investments, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential and determine the Portfolio’s holdings.
Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its net assets invested in emerging market equities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
China Risk. There are special risks associated with investments in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), such as risks relating to liquidity constraints, expropriation, nationalization, confiscatory taxation and exchange control regulations or currency blockage. Rapid fluctuations in currency exchange rates, inflation and/or interest rates may negatively affect the economy and securities markets of China. In addition, there may be significant obstacles to obtaining information necessary to conduct investigations into or pursue litigation against companies located in or operating substantially in China, and shareholders may have limited legal remedies with respect to such investments. A reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and negatively impact the Portfolio’s performance.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.

Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI Emerging Markets Index – USD Net Returns, an appropriate broad-based securities market index that represents the overall global emerging markets equity market in which the Portfolio invests. The index description appears in the "Index Descriptions" section of the prospectus.

Year-by-Year Total Return

40
30
20
10
0
-10
-20
-30
Annual Return (%)
11.58%
27.64%
(14.88)%
20.15%
27.19%
(4.73)%
(25.91)%
9.13%
8.96%
32.20%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q4 2020	+26.18%
Worst Quarter:	Q1 2020	(26.41)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	32.20%	2.10%	7.47%
MSCI Emerging Markets Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	33.57%	4.20%	8.42%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Noah J. Monsen, CFA Senior Portfolio Manager	April 2023
Jing Wang, CFA Senior Portfolio Manager	April 2023
Shu Guo Senior Portfolio Manager	February 2024
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent ESG Index Portfolio

Investment Objective
Thrivent ESG Index Portfolio (the "Portfolio") seeks to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics. The Portfolio's investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.53%
Less Fee Waivers and/or Expense Reimbursements[1]	0.17%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.36%
1
The Adviser has contractually agreed, through at least April 30, 2027, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent ESG Index Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.34% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$37	$153	$279	$649
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in the common stocks of companies included in the MSCI KLD 400 Social Index (the “Index”) in the proportions in which they are represented in the Index. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio. The Index is a float-adjusted market capitalization weighted index designed to provide exposure to U.S. companies with outstanding environmental, social and governance (“ESG”) ratings and excluding exposure to companies with negative social or environmental impacts, all as identified by MSCI Inc. (the “Index Provider” or “MSCI”). As of March 31, 2026, the Index consisted of 402 companies identified by the Index Provider from the universe of companies included in the MSCI USA IMI Index, which targets approximately 99% of the market coverage of stocks that are listed for trading on major exchanges in the U.S., as determined by the Index Provider. MSCI constructs the Index based on considerations of ESG performance, sector alignment and size representation of each eligible company, as described in more detail below. The methodology MSCI uses to construct the Index is as of the date of this prospectus and is subject to change as determined from time to time by MSCI. The Index excludes companies whose products have negative social or environmental impacts. Companies that MSCI determines have significant involvement in the following businesses are not eligible for the Index: alcohol, gambling, tobacco, military weapons, civilian firearms, nuclear power, adult entertainment and genetically modified organisms.
In evaluating ESG performance of eligible companies, MSCI uses proprietary ratings and research covering ESG criteria. MSCI identifies companies that demonstrate an ability to manage their ESG risks and opportunities. MSCI identifies key ESG issues that hold the greatest potential risk or opportunity for each industry sector, which may include the following: climate change, natural resources, pollution and waste, environmental opportunities, human capital, product liability, stakeholder opposition, social opportunities, corporate governance, and corporate behavior. MSCI calculates a company’s exposure relating to a key issue based on an analysis of a company’s business and takes into account a company’s management process of that issue. MSCI’s ESG criteria also includes, but is not limited to, an analysis of companies involved in very serious controversies, which may result in those companies’ exclusion from the Index.
The Index is reviewed quarterly for adjustments, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Index may include large, mid or small cap companies. The components of the Index, and the degree to which these components represent certain industry sectors, are likely to change over time. The Portfolio may buy and sell equity index futures and exchange traded funds (“ETF”) for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.
The Portfolio intends to be diversified in approximately the same proportion as the Index is diversified. The Portfolio may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely because of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non-diversified” fund under the 1940 Act may invest a greater percentage of its assets in the securities of a limited number of issuers relative to a diversified fund. Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
ESG (Environmental, Social & Governance) Investment Strategy Risk. The Portfolio’s ESG investment strategy limits the types and number of investment opportunities available to the Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Indexing Strategy/Index Tracking Risk. The Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.

Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Non-Diversified Risk. In seeking to track the Index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the MSCI KLD 400 Social Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
40
30
20
10
0
-10
-20
-30
30.78%
(21.83)%
28.19%
22.33%
17.78%
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q2 2025	+13.73%
Worst Quarter:	Q2 2022	(16.76)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
			Since Inception
	1 Year	5 Years	4/29/2020
Portfolio (before taxes)	17.78%	13.56%	17.06%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	17.29%
MSCI KLD 400 Social Index (reflects no deduction for fees, expenses or taxes)	18.23%	14.06%	17.59%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Brian W. Bomgren, CQF Senior Portfolio Manager	April 2020
Sharon Wang, CFA, FRM Senior Portfolio Manager	April 2020
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.

Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Global Stock Portfolio

Investment Objective
Thrivent Global Stock Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.60%
Less Fee Waivers and/or Expense Reimbursements[1]	0.00%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.60%
1
The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive the management fees that are indirectly incurred by the Portfolio as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of domestic and international companies. Under normal market conditions, the Portfolio seeks to invest approximately 40% of its net assets in foreign securities. However, depending on market conditions, the Portfolio could invest as low as 30% of its net assets in foreign securities. An asset may be determined to be foreign based on the issuer’s domicile, principal place of business, stock exchange listing, source of revenue, or other factors. Foreign securities may also include depositary receipts. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio will generally make the following allocations among the broad asset classes listed below:
U.S. large-cap equity	0-60%
U.S. mid-cap equity	0-25%
U.S. small-cap equity	0-25%
Developed international equity	0-60%
Emerging markets equity	0-25%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performances among asset classes. These allocations may change without shareholder approval or advance notice to shareholders to the extent consistent with applicable law.
The Portfolio seeks to achieve its investment objective by investing primarily in domestic and foreign common stocks. The Portfolio may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments. The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable, while quantitative and technical techniques involve a more data-oriented analysis of financial information, market trends and price movements. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI All Country World Index – USD Net Returns, an appropriate broad-based securities market index that represents the overall global equity market in which the Portfolio invests. The index description appears in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
30
20
10
0
-10
-20
5.42%
21.15%
(8.33)%
22.95%
15.21%
20.71%
(18.97)%
22.03%
15.25%
20.82%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+20.62%
Worst Quarter:	Q1 2020	(22.53)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	20.82%	10.69%	10.67%
MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%

Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Stephen D. Lowe, CFA Senior Vice President, Chief Investment Strategist	February 2026
David S. Royal Executive Vice President, Chief Financial Officer and Chief Investment Officer	February 2026
David R. Spangler, CFA Vice President, Head of Model & Mixed Asset Portfolios	February 2019
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Government Bond Portfolio

Investment Objective
Thrivent Government Bond Portfolio (the "Portfolio") seeks total return, consistent with preservation of capital. The Portfolio's investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.49%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 343% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in U.S. government bonds. For purposes of this disclosure, “U.S. government bonds” are debt instruments issued or guaranteed by the U.S. government or its agencies and instrumentalities, including U.S. Treasuries, Treasury Inflation Protected Securities (TIPS), U.S. Government Agency debt, and mortgage-backed securities issued or guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio’s portfolio securities may be of any maturity. The Adviser uses fundamental and other investment research techniques to determine what debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Portfolio seeks to achieve a return consisting of income earned on the Portfolio’s investments plus capital appreciation, if any. The Portfolio may invest in U.S. dollar denominated sovereign debt of foreign governments.
While the Portfolio may use derivatives for any investment purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the

International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Effective August 28, 2017, based on approval of the Portfolio’s Board of Directors and shareholders, the portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one whose securities were selected based on which securities were in an index to one that is actively managed and invests primarily in U.S. government securities. At the same time, the Portfolio’s name changed from Thrivent Bond Index Portfolio to Thrivent Government Bond Portfolio. As a result, performance information presented below with respect to periods prior to August 28, 2017, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Government Bond Portfolio.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Treasury Index and Bloomberg U.S. Agency Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
10
5
0
-5
-10
-15
1.49%
2.96%
0.18%
5.86%
7.22%
(1.52)%
(10.37)%
4.38%
1.17%
7.32%
‘16
‘17
‘18
‘19
‘20
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q4 2023	+6.38%
Worst Quarter:	Q3 2022	(4.28)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	7.32%	0.01%	1.74%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	6.32%	(0.99)%	1.36%
Bloomberg U.S. Agency Index (reflects no deduction for fees, expenses or taxes)	6.11%	0.91%	2.05%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Kent L. White, CFA Vice President, Head of Fixed Income Mutual Funds	February 2023
Jon-Paul (JP) Gagne Senior Portfolio Manager	May 2022

Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Healthcare Portfolio

Investment Objective
Thrivent Healthcare Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.83%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.92%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in the securities of companies that are engaged in the development, production or distribution of pharmaceutical, generic, biotechnology and medical technology products or services (“healthcare companies”). Healthcare companies are those that derive at least 50% of their annual revenues from the production of such products and provision of such services or have at least 50% of their assets in such products or services. The Portfolio invests primarily in equity securities of both U.S. and non-U.S. companies (including American Depositary Receipts and issuers in emerging markets). In addition, the Portfolio concentrates its investments in the securities of companies in the healthcare industry, some of which may be small- and medium-sized companies. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in the securities of healthcare companies from 80% to a lesser amount, it will notify you at least 60 days prior to the change.
The Adviser considers a variety of factors when choosing investments for the Portfolio, including (i) identifying companies and industries that appear to have the potential for above-average returns; and (ii) identifying companies that are expected to show above-average growth over the long-term, as well as those that appear to be trading below their true worth. The Portfolio will generally sell a stock when, in the opinion of the Adviser, the stock reaches its price target or if there is deterioration in the company’s fundamentals, a change in macroeconomic outlook, technical deterioration, valuation issues, a need to rebalance the Portfolio or a better opportunity elsewhere.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.

The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the S&P Composite 1500® Health Care Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
30
20
10
0
-10
-20
(16.01)%
19.42%
8.32%
25.85%
18.80%
12.77%
(5.54)%
4.14%
(0.05)%
13.07%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+17.44%
Worst Quarter:	Q1 2016	(13.12)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	13.07%	4.62%	7.37%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)	13.71%	7.54%	9.81%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
David E. Heupel, CFA Senior Portfolio Manager	April 2023
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent High Yield Portfolio

Investment Objectives
Thrivent High Yield Portfolio (the "Portfolio") seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk instruments that are rated below investment grade, including bonds, notes, debentures and other debt obligations (such as leveraged loans, mortgage-backed securities, convertible bonds, and convertible stock), or preferred stocks. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated below BBB- by S&P or Baa3 by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Portfolio invests in securities regardless of the securities’ maturity average and may also invest in foreign securities. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Adviser uses fundamental and other investment research techniques to determine what securities to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.
While the Portfolio may use derivatives for any investment purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objectives and you could lose money by investing in the Portfolio.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Leveraged Loan Risk. Leveraged loans (also known as bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, over time, the customary form of new and/or restructured leveraged loans have become known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Portfolio. As a result, the Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.

Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Corporate High Yield Bond Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
20
15
10
5
0
-5
-10
-15
12.78%
7.55%
(3.39)%
14.34%
2.76%
4.40%
(10.21)%
11.85%
6.99%
8.78%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+8.35%
Worst Quarter:	Q1 2020	(13.81)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	8.78%	4.06%	5.32%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	8.62%	4.51%	6.53%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Paul J. Ocenasek, CFA Senior Portfolio Manager	December 1997
Paul S. Tommerdahl, CFA Senior Portfolio Manager and Director of High Yield Research	April 2023
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Income Portfolio

Investment Objective
Thrivent Income Portfolio (the "Portfolio") seeks to achieve a high level of income over the longer term while providing reasonable safety of capital.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.44%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Strategies
The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, mortgage-backed securities, and other types of debt securities. Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets.
Under normal conditions, the Portfolio invests at least 65% of the Portfolio’s assets in investment-grade debt securities or preferred stock. At the time of purchase, these investment-grade securities are rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by the Adviser. When the ratings from the two agencies are different, the lower is used. In cases where explicit bond level ratings may not be available, the Adviser may use other sources to classify securities by credit quality.
The Portfolio may also invest in high-yield, high-risk instruments that are rated below investment grade. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.
The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The Adviser purchases bonds of foreign issuers as well.
While the Portfolio may use derivatives for any investment purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market.
The Portfolio may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector such as financials.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.

Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Financial Sector Risk. To the extent that the financials sector represents a significant portion of the Portfolio, the Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Corporate Bond Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
20
15
10
5
0
-5
-10
-15
-20
6.09%
6.29%
(2.33)%
13.60%
11.71%
(0.46)%
(15.85)%
9.30%
3.15%
7.93%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+8.84%
Worst Quarter:	Q2 2022	(8.25)%

Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	7.93%	0.38%	3.60%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses or taxes)	7.77%	(0.09)%	3.27%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Kent L. White, CFA Vice President, Head of Fixed Income Mutual Funds	June 2017
Cortney L. Swensen, CFA Senior Portfolio Manager	February 2023
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent International Equity Portfolio

Investment Objective
Thrivent International Equity Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.72%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$74	$230	$401	$894
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 77% of the average value of its portfolio.
Principal Strategies
The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in equity securities of issuers throughout the world. The Portfolio seeks to diversify its portfolio broadly among developed and emerging countries and among multiple asset classes. Under normal market conditions, the Portfolio invests at least 40% of its net assets in foreign assets. If market conditions are not deemed favorable by the Adviser, the Portfolio could invest a lower percentage, but at least 30% of its net assets in foreign assets. An asset may be determined to be foreign based on the issuer’s domicile, principal place of business, stock exchange listing, source of revenue, or other factors. Foreign securities may include those of issuers in emerging markets. The Adviser determines which countries are considered “emerging markets” based on MSCI’s Market Classification Framework, which evaluates markets based on economic development, size and liquidity, and market accessibility. Foreign securities may also include depositary receipts. The Portfolio may also pursue its investment strategy by investing in derivatives such as futures contracts to either hedge its exposure or gain exposure to certain investments. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
In buying and selling securities for the Portfolio, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Portfolio’s holdings.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.

Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI All Country World Index ex-USA – USD Net Returns, an appropriate broad-based securities market index that represents the overall international equity market in which the Portfolio invests. The index description appears in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
40
30
20
10
0
-10
-20
3.35%
23.84%
(15.39)%
20.48%
3.99%
14.46%
(18.35)%
18.11%
4.29%
30.87%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+15.69%
Worst Quarter:	Q1 2020	(25.42)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	30.87%	8.54%	7.41%
MSCI All Country World Index ex-USA - USD Net Returns (reflects no deduction for fees, expenses or taxes)	32.39%	7.91%	8.41%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Noah J. Monsen, CFA Senior Portfolio Manager	March 2016
Brian W. Bomgren, CQF Senior Portfolio Manager	March 2016
Jing Wang, CFA Senior Portfolio Manager	April 2023
Shu Guo Senior Portfolio Manager	February 2024
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:

•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent International Index Portfolio

Investment Objective
Thrivent International Index Portfolio (the "Portfolio") seeks total returns that track the performance of the MSCI EAFE Index (the "Index"). The Portfolio's investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	0.37%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$38	$119	$208	$468
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities included in the Index in the proportions in which they are represented in the Index. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio, and instead seeks to replicate the Index and provide investment results that, before expenses, correspond generally to the total return of the Index. The Index captures large- and mid-cap equity securities in developed markets countries, excluding the U.S. and Canada. As of March 31, 2026, the Index consisted of 690 constituents in the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. If the securities represented in the Index were to become concentrated in any particular industry, the Portfolio’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry. The Index is a free float-adjusted market capitalization index that is designed to provide coverage of the relevant investment opportunity set with an emphasis on index liquidity, investability and replicability. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Portfolio may buy and sell equity index futures for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk. The Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI All Country World Index ex-USA – USD Net Returns, an appropriate broad-based securities market index that represents the overall international equity market in which the Portfolio may invest. The Portfolio also compares its performance to the MSCI EAFE Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
40
30
20
10
0
-10
-20
10.86%
(14.56)%
17.77%
3.33%
31.15%
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q4 2022	+18.07%
Worst Quarter:	Q2 2022	(13.24)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
			Since Inception
	1 Year	5 Years	4/29/2020
Portfolio (before taxes)	31.15%	8.61%	12.50%
MSCI All Country World Index ex-USA - USD Net Returns (reflects no deduction for fees, expenses or taxes)	32.39%	7.91%	12.56%
MSCI EAFE Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	13.02%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Brian W. Bomgren, CQF Senior Portfolio Manager	April 2020
Sharon Wang, CFA, FRM Senior Portfolio Manager	April 2020
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Large Cap Growth Portfolio

Investment Objective
The investment objective of Thrivent Large Cap Growth Portfolio (the "Portfolio") is to achieve long-term growth of capital.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.43%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$44	$138	$241	$542
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large companies. The Adviser focuses mainly on the equity securities of large domestic and international companies which have market capitalizations equivalent to those included in widely known indices such as the Russell 1000® Index, S&P 500® Index, or the large company market capitalization classifications published by Morningstar or Lipper, Inc. The Portfolio defines large-cap companies as those with market capitalizations at the time of purchase at or above the market capitalization of the smallest company represented in either the Russell 1000 Index (approximately $1.1 billion as of February 28, 2026) or the S&P 500 Index (approximately $6.7 billion as of February 28, 2026). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Many such companies are in the technology sector and the Portfolio may at times have a higher concentration in this industry. As a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio may focus its investments on the securities of a relatively few number of issuers.
The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Russell 1000® Growth Index and S&P 500® Growth Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.

Year-by-Year Total Return

Annual Return (%)
60
40
20
0
-20
-40
(1.48)%
28.93%
2.51%
32.90%
43.34%
22.97%
(33.64)%
47.07%
30.62%
16.95%
‘16
‘17
‘18
‘19
‘20
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q2 2020	+29.17%
Worst Quarter:	Q2 2022	(24.91)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	16.95%	12.89%	16.35%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%
S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)	22.18%	15.04%	16.99%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Lauri A. Brunner Senior Portfolio Manager	September 2018
Jordan B. Winters, CFA Senior Portfolio Manager	September 2025
Nicolas M. Horns Portfolio Manager	February 2025
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Large Cap Index Portfolio

Investment Objective
Thrivent Large Cap Index Portfolio (the "Portfolio") seeks total returns that track the performance of the S&P 500® Index (the "Index").
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.18%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.22%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in the large company common stocks included in the Index in the proportions in which they are represented in the Index. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio. The Index is comprised of 500 domestic large company stocks. Accordingly, the Portfolio invests in stocks of larger companies from a broad range of industries. The Index is adjusted quarterly, and when changes to the index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Portfolio may buy and sell equity index futures for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.
The Portfolio intends to be diversified in approximately the same proportion as the Index is diversified. The Portfolio may become “non-diversified” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely because of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non-diversified” fund under the 1940 Act may invest a greater percentage of its assets in the securities of a limited number of issuers relative to a diversified fund. Shareholder approval will not be sought if the Portfolio crosses from diversified to non-diversified status under such circumstances.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.

Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Indexing Strategy/Index Tracking Risk. The Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Non-Diversified Risk. In seeking to track the Index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the S&P 500 Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
40
30
20
10
0
-10
-20
11.68%
21.46%
(4.61)%
31.15%
18.12%
28.41%
(18.30)%
26.01%
24.74%
17.62%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+20.47%
Worst Quarter:	Q1 2020	(19.64)%

Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	17.62%	14.17%	14.54%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Brian W. Bomgren, CQF Senior Portfolio Manager	January 2018
Sharon Wang, CFA, FRM Senior Portfolio Manager	January 2018
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Large Cap Value Portfolio

Investment Objective
The investment objective of Thrivent Large Cap Value Portfolio (the "Portfolio") is to achieve long-term growth of capital.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.62%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large companies. The Adviser focuses mainly on the equity securities of large domestic and international companies which have market capitalizations equivalent to those included in widely known indices such as the Russell 1000® Index, S&P 500® Index, or the large company market capitalization classifications published by Morningstar or Lipper, Inc. The Portfolio defines large-cap companies as those with market capitalizations at the time of purchase at or above the market capitalization of the smallest company represented in either the Russell 1000 Index (approximately $1.1 billion as of February 28, 2026) or the S&P 500 Index (approximately $6.7 billion as of February 28, 2026). Should the Adviser change the investments used for purposes of this 80% threshold, we will notify you at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings potential or asset value. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Russell 1000® Value Index and S&P 500® Value Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
35
30
25
20
15
10
5
0
-5
-10
17.44%
17.65%
(8.69)%
24.39%
4.44%
32.05%
(4.68)%
12.87%
13.09%
19.65%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q4 2020	+18.63%
Worst Quarter:	Q1 2020	(27.92)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	19.65%	13.96%	12.16%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%
S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)	13.19%	12.96%	11.73%

Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Kurt J. Lauber, CFA Senior Portfolio Manager	April 2013
Thomas C. Lieu, CFA Senior Portfolio Manager	April 2022
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Mid Cap Growth Portfolio

Investment Objective
Thrivent Mid Cap Growth Portfolio (the "Portfolio") seeks long-term capital growth. The Portfolio's investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.22%
Total Annual Portfolio Operating Expenses	0.97%
Less Fee Waivers and/or Expense Reimbursements[1]	0.08%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.89%
1
The Adviser has contractually agreed, through at least April 30, 2027, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Mid Cap Growth Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.89% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$91	$301	$529	$1,182
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of mid-sized companies. The Adviser focuses mainly on the equity securities of mid-sized U.S. companies which have market capitalizations equivalent to those included in widely known indices such as the Russell Midcap® Index, S&P MidCap 400® Index, or the mid-sized company market capitalization classifications published by Morningstar or Lipper, Inc. The Portfolio defines mid-cap companies as those with market capitalizations at the time of purchase in the range of companies in either the Russell Midcap Index (approximately $1.1 billion to $121.5 billion as of February 28, 2026) or the S&P MidCap 400 Index (approximately $1.8 billion to $50.0 billion as of February 28, 2026). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes have demonstrated and believes will sustain above average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Many such companies are in the technology sector and the Portfolio may at times have a higher concentration in this industry.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Russell Midcap® Growth Index and S&P MidCap 400® Growth Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
20
10
0
-10
-20
-30
11.80%
(28.52)%
17.12%
10.12%
2.50%
'21
'22
'23
'24
'25

Best Quarter:	Q2 2025	+11.43%
Worst Quarter:	Q2 2022	(19.49)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
			Since Inception
	1 Year	5 Years	4/29/2020
Portfolio (before taxes)	2.50%	1.10%	8.35%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	17.29%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	8.66%	6.65%	12.84%
S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes)	7.46%	7.12%	12.55%

Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Jamin Soni Senior Portfolio Manager	September 2025
Mark C. Militello, CFA Senior Portfolio Manager	August 2023
Patrick D. Farley, CFA Portfolio Manager	September 2025
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Mid Cap Index Portfolio

Investment Objective
Thrivent Mid Cap Index Portfolio (the "Portfolio") seeks total returns that track the performance of the S&P MidCap 400® Index (the "Index").
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.25%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$26	$80	$141	$318
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in mid-sized company stocks included in the Index in the proportions in which they are represented in the Index. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio. The Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. Accordingly, the Portfolio invests in stocks of medium-sized companies from a broad range of industries. The Index is adjusted quarterly and when changes to the index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from the Index. The Portfolio may buy and sell equity index futures for investment exposure. For liquidity reasons, the Portfolio may invest, to some degree, in money market instruments.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Indexing Strategy/Index Tracking Risk. The Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the
Portfolio may invest. The Portfolio also compares its performance to the S&P MidCap 400 Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
30
25
20
15
10
5
0
-5
-10
-15
20.43%
15.98%
(11.28)%
25.86%
13.40%
24.47%
(13.25)%
16.19%
13.64%
7.23%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q4 2020	+24.29%
Worst Quarter:	Q1 2020	(29.73)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	7.23%	8.86%	10.46%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	7.50%	9.12%	10.72%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Brian W. Bomgren, CQF Senior Portfolio Manager	January 2018
Sharon Wang, CFA, FRM Senior Portfolio Manager	January 2018
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:

•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Mid Cap Stock Portfolio

Investment Objective
Thrivent Mid Cap Stock Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.66%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of mid-sized companies. The Adviser focuses mainly on the equity securities of mid-sized U.S. companies which have market capitalizations equivalent to those included in widely known indices such as the Russell Midcap® Index, S&P MidCap 400® Index, or the mid-sized company market capitalization classifications published by Morningstar or Lipper, Inc. The Portfolio defines mid-cap companies as those with market capitalizations at the time of purchase in the range of companies in either the Russell Midcap Index (approximately $1.1 billion to $121.5 billion as of February 28, 2026) or the S&P MidCap 400 Index (approximately $1.8 billion to $50.0 billion as of February 28, 2026). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing in common stocks. The Adviser uses fundamental and other investment research techniques to identify mid-sized companies that, in its opinion:
•
have prospects for growth in their sales and earnings;
•
are in an industry with a good economic outlook;
•
have high-quality management; and/or
•
have a strong financial position.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Russell Midcap Index and S&P MidCap 400 Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
40
30
20
10
0
-10
-20
28.71%
18.99%
(10.96)%
26.16%
21.69%
28.81%
(17.96)%
14.19%
10.28%
4.73%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+26.23%
Worst Quarter:	Q1 2020	(28.28)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	4.73%	6.86%	11.30%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	10.60%	8.67%	11.01%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)	7.50%	9.12%	10.72%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Brian J. Flanagan, CFA Senior Portfolio Manager	December 2004
Vikram Kaura Senior Portfolio Manager	May 2022
J.P. McKim, CFA Senior Portfolio Manager	May 2022

Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Mid Cap Value Portfolio

Investment Objective
Thrivent Mid Cap Value Portfolio (the "Portfolio") seeks long-term capital growth. The Portfolio's investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.36%
Total Annual Portfolio Operating Expenses	1.11%
Less Fee Waivers and/or Expense Reimbursements[1]	0.24%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.87%
1
The Adviser has contractually agreed, through at least April 30, 2027, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Mid Cap Value Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.87% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$89	$329	$588	$1,330
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of mid-sized companies. The Adviser focuses mainly on the equity securities of mid-sized U.S. companies which have market capitalizations equivalent to those included in widely known indices such as the Russell Midcap® Index, S&P MidCap 400® Index, or the mid-sized company market capitalization classifications published by Morningstar or Lipper, Inc. The Portfolio defines mid-cap companies as those with market capitalizations at the time of purchase in the range of companies in either the Russell Midcap Index (approximately $1.1 billion to $121.5 billion as of February 28, 2026) or the S&P MidCap 400 Index (approximately $1.8 billion to $50.0 billion as of February 28, 2026). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings potential or asset value. The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Russell Midcap® Value Index and S&P MidCap 400® Value Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
35
30
25
20
15
10
5
0
-5
-10
30.88%
(5.23)%
13.31%
9.72%
10.82%
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q1 2021	+17.53%
Worst Quarter:	Q2 2022	(10.71)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
			Since Inception
	1 Year	5 Years	4/29/2020
Portfolio (before taxes)	10.82%	11.31%	15.55%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	17.29%
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	14.01%
S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes)	7.58%	11.01%	15.66%

Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Graham Wong, CFA Senior Portfolio Manager	April 2020
Nicholas E. Griffith, MD, CFA Portfolio Manager	April 2022
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Moderate Allocation Portfolio

Investment Objective
Thrivent Moderate Allocation Portfolio (the "Portfolio") seeks long-term capital growth while providing reasonable stability of principal.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.02%
Acquired Fund Fees and Expenses[1]	0.28%
Total Annual Portfolio Operating Expenses	0.90%
Less Fee Waivers and/or Expense Reimbursements[2]	0.20%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%
1
The portion of Acquired Fund Fees and Expenses that relates to the Portfolio's investment in private equity funds uses the most recent annualized expense information provided by each such private equity fund's management.
2
The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive (i) an amount equal to any management fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust, and (ii) the management fees that are indirectly incurred by the Portfolio as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). These contractual provisions may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$72	$267	$479	$1,089
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of other funds managed by the Adviser or an affiliate and directly held financial instruments. The Portfolio is designed for investors who seek moderate long-term capital growth with reasonable stability of principal and are comfortable with moderate levels of risk and volatility. The Portfolio uses a prescribed asset allocation strategy involving a two-step process that is designed to achieve its desired risk tolerance. The first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings (i.e., what the Adviser determines is the strategic allocation) for these sub-classes. Sub-classes for equity securities may be based on market capitalization, investment style (such as growth or value), economic sector, or security type (such as private equity). Sub-classes for debt securities may be based on maturity, duration, security type or credit rating (high-yield—commonly known as “junk bonds”—or investment-grade).
The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets.

Under normal circumstances, the Portfolio invests in the following broad asset classes within the ranges given:
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	65%	45-85%
Debt Securities	35%	15-55%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.
The Portfolio pursues its investment strategy by investing to a significant degree in other mutual funds managed by the Adviser or an affiliate, as well as direct investments in securities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities. The Portfolio may invest in private equity funds, which are less liquid and more difficult to value than publicly traded equity securities.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Conflicts of Interest Risk. An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI All Country World Index – USD Net Returns, an appropriate broad-based securities market index that represents the overall global equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Aggregate Bond Index, which represents the overall fixed income market in which the Portfolio may invest. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
25
20
15
10
5
0
-5
-10
-15
-20
8.89%
12.95%
(4.44)%
18.75%
13.57%
12.69%
(16.19)%
16.18%
13.14%
13.63%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+13.38%
Worst Quarter:	Q2 2022	(12.79)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	13.63%	7.13%	8.38%
MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Stephen D. Lowe, CFA Senior Vice President, Chief Investment Strategist	April 2016
David S. Royal Executive Vice President, Chief Financial Officer and Chief Investment Officer	April 2018
David R. Spangler, CFA Vice President, Head of Model & Mixed Asset Portfolios	February 2019
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Moderately Aggressive Allocation Portfolio

Investment Objective
Thrivent Moderately Aggressive Allocation Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.31%
Total Annual Portfolio Operating Expenses	0.99%
Less Fee Waivers and/or Expense Reimbursements[2]	0.23%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.76%
1
The portion of Acquired Fund Fees and Expenses that relates to the Portfolio's investment in private equity funds uses the most recent annualized expense information provided by each such private equity fund's management.
2
The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive (i) an amount equal to any management fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust, and (ii) the management fees that are indirectly incurred by the Portfolio as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). These contractual provisions may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$78	$292	$525	$1,192
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of other funds managed by the Adviser or an affiliate and directly held financial instruments. The Portfolio is designed for investors who seek moderately greater long-term capital growth and are comfortable with moderately higher levels of risk and volatility. The Portfolio uses a prescribed asset allocation strategy involving a two-step process that is designed to achieve its desired risk tolerance. The first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, equity securities and debt securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings (i.e., what the Adviser determines is the strategic allocation) for these sub-classes. Sub-classes for equity securities may be based on market capitalization, investment style (such as growth or value), economic sector, or security type (such as private equity). Sub-classes for debt securities may be based on maturity, duration, security type or credit rating (high-yield—commonly known as “junk bonds”—or investment-grade).
The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets.

Under normal circumstances, the Portfolio invests in the following broad asset classes within the ranges given:
Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	80%	60-90%
Debt Securities	20%	10-40%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.
The Portfolio pursues its investment strategy by investing to a significant degree in other mutual funds managed by the Adviser or an affiliate, as well as direct investments in securities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities. The Portfolio may invest in private equity funds, which are less liquid and more difficult to value than publicly traded equity securities.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Conflicts of Interest Risk. An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.

Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI All Country World Index – USD Net Returns, an appropriate broad-based securities market index that represents the overall global equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Aggregate Bond Index, which represents the overall fixed income market in which the Portfolio may invest. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
25
20
15
10
5
0
-5
-10
-15
-20
10.23%
16.79%
(5.90)%
22.11%
14.41%
16.35%
(17.41)%
17.60%
14.19%
15.46%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+15.82%
Worst Quarter:	Q1 2020	(16.61)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	15.46%	8.30%	9.69%
MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Stephen D. Lowe, CFA Senior Vice President, Chief Investment Strategist	April 2016
David S. Royal Executive Vice President, Chief Financial Officer and Chief Investment Officer	April 2018
David R. Spangler, CFA Vice President, Head of Model & Mixed Asset Portfolios	February 2019
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Moderately Conservative Allocation Portfolio

Investment Objective
Thrivent Moderately Conservative Allocation Portfolio (the "Portfolio") seeks long-term capital growth while providing reasonable stability of principal.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.57%
Other Expenses	0.03%
Acquired Fund Fees and Expenses[1]	0.20%
Total Annual Portfolio Operating Expenses	0.80%
Less Fee Waivers and/or Expense Reimbursements[2]	0.15%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.65%
1
The portion of Acquired Fund Fees and Expenses that relates to the Portfolio's investment in private equity funds uses the most recent annualized expense information provided by each such private equity fund's management.
2
The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive (i) an amount equal to any management fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust, and (ii) the management fees that are indirectly incurred by the Portfolio as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). These contractual provisions may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$66	$240	$429	$976
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Strategies
The Portfolio pursues its objective by investing in a combination of other funds managed by the Adviser or an affiliate and directly held financial instruments. The Portfolio is designed for investors who seek long-term capital growth with reasonable stability of principal and more conservative levels of risk and volatility. The Portfolio uses a prescribed asset allocation strategy involving a two-step process that is designed to achieve its desired risk tolerance. The first step is the construction of a model for the allocation of the Portfolio’s assets across broad asset categories (namely, debt securities and equity securities). The second step involves the determination of sub-classes within the broad asset categories and target weightings (i.e., what the Adviser determines is the strategic allocation) for these sub-classes. Sub-classes for debt securities may be based on maturity, duration, security type or credit rating (high-yield—commonly known as “junk bonds”—or investment-grade). Sub-classes for equity securities may be based on market capitalization, investment style (such as growth or value), economic sector, or security type (such as private equity).
The use of target weightings for various sub-classes within broad asset categories is intended as a multi-style approach to reduce the risk of investing in securities having common characteristics. The Portfolio may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets.

Under normal circumstances, the Portfolio invests in the following broad asset classes within the ranges given:
Broad Asset Category	Target Allocation	Allocation Range
Debt Securities	57%	40-80%
Equity Securities	43%	20-60%
The Portfolio’s actual holdings in each broad asset category may be outside the applicable allocation range from time to time due to differing investment performance among asset categories. The Adviser will rebalance the Portfolio at least annually so that its holdings are within the ranges for the broad asset categories.
The Portfolio pursues its investment strategy by investing to a significant degree in other mutual funds managed by the Adviser or an affiliate, as well as direct investments in securities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities. The Portfolio may invest in private equity funds, which are less liquid and more difficult to value than publicly traded equity securities.
Conflicts of Interest Risk. An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes equity futures in order to increase or decrease its exposure to various asset classes at a lower cost than trading stocks directly. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the MSCI All Country World Index – USD Net Returns, an appropriate broad-based securities market index that represents the overall global equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Aggregate Bond Index, which represents the overall fixed income market in which the Portfolio may invest. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
20
15
10
5
0
-5
-10
-15
-20
7.24%
9.52%
(3.30)%
15.18%
10.34%
7.20%
(14.73)%
12.09%
8.44%
12.10%
‘16
‘17
‘18
‘19
‘20
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q2 2020	+9.44%
Worst Quarter:	Q2 2022	(10.20)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	12.10%	4.49%	6.04%
MSCI All Country World Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	22.34%	11.19%	11.72%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:

Name and Title	Portfolio Manager of the Portfolio Since
Stephen D. Lowe, CFA Senior Vice President, Chief Investment Strategist	April 2016
David S. Royal Executive Vice President, Chief Financial Officer and Chief Investment Officer	April 2018
David R. Spangler, CFA Vice President, Head of Model & Mixed Asset Portfolios	February 2019
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Money Market Portfolio

Investment Objective
Thrivent Money Market Portfolio (the "Portfolio") seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.31%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$32	$100	$174	$393
Principal Strategies
The Portfolio seeks to produce current income while maintaining liquidity by investing at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. Government securities are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the
Congress of the United States; or any certificate of deposit for any of the foregoing.
The Adviser manages the Portfolio subject to strict rules established by the SEC that are designed so that the Portfolio may maintain a stable $1.00 share price. Those rules generally require the Portfolio, among other things, to invest only in high quality securities that are denominated in U.S. dollars and have short remaining maturities. In addition, the rules require the Portfolio to maintain a dollar-weighted average maturity (WAM) of not more than 60 days and a dollar-weighted average life (WAL) of not more than 120 days. When calculating its WAM, the Portfolio may shorten its maturity by using the interest rate resets of certain adjustable rate securities. Generally, the Portfolio may not take into account these resets when calculating its WAL.
The Adviser typically invests in U.S. Treasury securities, short-term discount notes issued by government-related organizations and government securities payable within seven-days or less to provide liquidity for reasonably foreseeable shareholder redemptions and to comply with regulatory requirements. The Adviser invests in other securities by selecting from the available supply of short-term government securities based on its interest rate outlook. Although the Portfolio frequently holds securities until maturity, the Adviser may sell securities to increase liquidity.
The Portfolio may also pursue its investment strategy by investing in other mutual funds.
Principal Risks
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. In addition, the Portfolio is subject to the following principal investment risks.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to increase and affect the Portfolio’s ability to maintain a stable share price.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown. On February 1, 2016, the Portfolio changed its investment strategies from those of a prime money market fund to those of a government money market fund.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Portfolio may invest. The index description appears in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
6
5
4
3
2
1
0
0.00%
0.50%
1.48%
1.83%
0.29%
0.00%
1.36%
4.88%
5.07%
4.06%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q3 2024	+1.30%
Worst Quarter:	Q1 2022	+0.00%[1]
1The Portfolio’s performance was 0.00% for Q1 2016 through Q4 2016 and Q3 2020 through Q1 2022.
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	4.06%	3.05%	1.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
The 7-day yield for the period ended December 31, 2025 was 3.47%. You may call 800-847-4836 to obtain the Portfolio’s current yield information.

Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
John M. Northup, CFA Senior Portfolio Manager	April 2026
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Multisector Bond Portfolio

Investment Objective
Thrivent Multisector Bond Portfolio (the "Portfolio") seeks a combination of current income and long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.74%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets in a broad range of debt securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high-yield, high-risk instruments that are rated below investment grade, such as bonds, notes, debentures and other debt obligations. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated below BBB- by S&P or Baa3 by Moody's or are unrated but considered to be of comparable quality by the Adviser. The Portfolio may also invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated), preferred stock, other funds, and other types of securities. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
While the Portfolio may use derivatives for any investment purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market.
The Portfolio may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets.
The Portfolio may also pursue its investment strategy by investing in other mutual funds, including funds managed by the Adviser or an affiliate.
The Adviser uses fundamental and other investment research techniques to determine what to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Allocation Risk. The Portfolio’s investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Conflicts of Interest Risk. An investment in the Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Derivatives Risk. The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. The Portfolio utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Foreign Securities Risk. Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Other Funds Risk. Because the Portfolio invests in other funds, the performance of the Portfolio is dependent, in part, upon the performance of other funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Portfolio.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.

Year-by-Year Total Return

Annual Return (%)
10
5
0
-5
-10
-15
6.38%
4.63%
(1.03)%
8.53%
4.38%
1.80%
(10.49)%
8.94%
5.23%
7.93%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+6.81%
Worst Quarter:	Q1 2020	(7.54)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	7.93%	2.43%	3.47%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	8.78%	4.11%	6.15%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Stephen D. Lowe, CFA Senior Vice President, Chief Investment Strategist	April 2018
Theron G. Whitehorn, CFA Director of Fixed Income Quantitative Research	April 2021
Jon-Paul (JP) Gagne Senior Portfolio Manager	February 2025
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Real Estate Securities Portfolio

Investment Objective
The Thrivent Real Estate Securities Portfolio (the "Portfolio") seeks to provide long-term capital appreciation and high current income.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	0.90%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Strategies
In seeking to achieve its investment objective, the Portfolio focuses on income-producing common stocks and other equity securities of U.S. real estate companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are primarily engaged in the real estate industry. This includes companies such as real estate investment trusts (REITs) and other real estate related investments. A real estate company generally derives at least 50% of its revenue from real estate ownership, leasing, management, development, financing or sale of residential, commercial or industrial real estate—or has at least 50% of its assets in real estate. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of assets invested in companies that are primarily engaged in the real estate industry from 80% to a lesser amount, it will notify you at least 60 days prior to such a change.
This Portfolio may invest up to 20% of its assets in equity and fixed income securities of companies which are not principally engaged in the real estate industry or which are not income producing equity securities of companies principally engaged in the U.S. real estate industry.
In buying and selling securities for the Portfolio, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews potential investments, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential and determine the Portfolio’s holdings.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the

Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Real Estate Industry Risk. To the extent the Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may not perform as expected or may underperform in periods of market volatility.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the FTSE Nareit All Equity REITs Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.

Year-by-Year Total Return

Annual Return (%)
50
40
30
20
10
0
-10
-20
-30
7.50%
5.95%
(5.30)%
27.94%
(5.35)%
42.11%
(25.60)%
10.14%
3.21%
0.67%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q4 2023	+17.34%
Worst Quarter:	Q1 2020	(22.68)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	0.67%	3.89%	4.68%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	2.27%	4.85%	5.77%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Brian W. Bomgren, CQF Senior Portfolio Manager	December 2022
Noah J. Monsen, CFA Senior Portfolio Manager	December 2022
Sharon Wang, CFA, FRM Senior Portfolio Manager	December 2022
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Short-Term Bond Portfolio

Investment Objective
Thrivent Short-Term Bond Portfolio (the "Portfolio") seeks a high level of current income consistent with stability of principal.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.45%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Strategies
The principal strategies of the Portfolio are to invest in investment-grade corporate bonds, government bonds, mortgage-backed securities (including commercially backed ones), asset-backed securities, and collateralized debt obligations (including collateralized loan obligations). Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit; collateralized debt obligations are types of asset-backed securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investment-grade debt securities or preferred stock. At the time of purchase, these investment-grade securities are rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by the Adviser, with the dollar-weighted average effective maturity for the Portfolio expected to be between one and five years. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio may also invest in high-yield, high-risk instruments that are rated below investment grade. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser.
The Adviser uses fundamental and other investment research techniques to determine what debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Adviser focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings, and may invest in U.S. dollar-denominated debt of foreign companies.
While the Portfolio may use derivatives for any investment purpose, the Portfolio expects to utilize U.S. Treasury futures contracts in order to manage the Portfolio’s duration, or interest rate risk. The Portfolio may enter into derivatives contracts traded on exchanges or in the over-the-counter market.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
High-Yield Risk. High-yield securities – commonly known as “junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities also tend to be more volatile than investment-grade securities.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Portfolio may be subject to a greater risk of rising interest rates.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg Government/Credit 1-3 Year Bond Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
8
6
4
2
0
-2
-4
-6
2.84%
2.62%
1.02%
4.75%
4.01%
0.27%
(4.18)%
6.39%
5.61%
6.06%
‘16
‘17
‘18
‘19
‘20
‘21
‘22
‘23
‘24
‘25

Best Quarter:	Q2 2020	+4.78%
Worst Quarter:	Q1 2020	(2.71)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	6.06%	2.75%	2.89%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg Government/ Credit 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	5.35%	1.97%	2.09%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Cortney L. Swensen, CFA Senior Portfolio Manager	April 2020
Jon-Paul (JP) Gagne Senior Portfolio Manager	April 2021
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Small Cap Growth Portfolio

Investment Objective
Thrivent Small Cap Growth Portfolio (the "Portfolio") seeks long-term capital growth. The Portfolio's investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	0.96%
Less Fee Waivers and/or Expense Reimbursements[1]	0.02%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.94%
1
The Adviser has contractually agreed, through at least April 30, 2027, to waive a portion of the management fees associated with the shares of the Thrivent Small Cap Growth Portfolio in order to limit the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements to an annual rate of 0.94% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example for the 1 Year period reflects the effect of the contractual fee waiver and/or expense reimbursement. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$96	$304	$529	$1,176
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of small companies. The Adviser focuses mainly on the equity securities of smaller U.S. companies which have market capitalizations equivalent to those companies included in widely known indices such as the Russell 2000® Index, S&P SmallCap 600® Index, or the small company market capitalization classification published by Morningstar or Lipper, Inc. The Portfolio defines small-cap companies as those with market capitalizations at the time of purchase at or below the market capitalization of the largest company represented in either the Russell 2000 Index (approximately $43.6 billion as of February 28, 2026) or the S&P SmallCap 600 Index (approximately $12.5 billion as of February 28, 2026). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental analysis and other investment techniques to identify stocks of companies that it believes have demonstrated and believes will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Many such companies are in the technology sector and the Portfolio may at times have a higher concentration in this industry.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any

other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Portfolio Turnover Rate Risk. The Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Russell 2000® Growth Index and S&P SmallCap 600® Growth Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.

Year-by-Year Total Return

Annual Return (%)
60
50
40
30
20
10
0
-10
-20
-30
28.41%
55.38%
11.94%
(22.91)%
9.86%
10.85%
1.87%
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q2 2020	+39.93%
Worst Quarter:	Q1 2020	(22.09)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
			Since Inception
	1 Year	5 Years	4/27/2018
Portfolio (before taxes)	1.87%	1.37%	9.05%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.17%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	7.75%
S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes)	5.37%	5.53%	7.59%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Michael P. Hubbard Senior Portfolio Manager	November 2022
Nabil M. Elsheshai, CFA Senior Portfolio Manager	September 2025
Patrick D. Farley, CFA Portfolio Manager	February 2024
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Small Cap Index Portfolio

Investment Objective
Thrivent Small Cap Index Portfolio (the "Portfolio") seeks capital growth that tracks the performance of the S&P SmallCap 600® Index (the "Index").
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.24%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in small company common stocks included in the Index in the proportions in which they are represented in the Index. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. This is a passively managed Portfolio, which means that the Adviser does not choose the securities that make up the Portfolio. The Index is a capitalization-weighted index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. Accordingly, the Portfolio invests in stocks of smaller companies from a broad range of industries. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Portfolio may buy and sell equity index futures for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.

Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Indexing Strategy/Index Tracking Risk. The Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Redemption Risk. The Portfolio may need to sell portfolio securities to meet redemption requests. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the S&P SmallCap 600 Index, which more closely reflects the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
30
20
10
0
-10
-20
26.12%
13.13%
(8.65)%
22.49%
11.11%
26.50%
(16.30)%
15.79%
8.44%
5.80%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q4 2020	+31.25%
Worst Quarter:	Q1 2020	(32.69)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	5.80%	7.06%	9.57%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	6.02%	7.31%	9.81%

Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
Brian W. Bomgren, CQF Senior Portfolio Manager	January 2018
Sharon Wang, CFA, FRM Senior Portfolio Manager	January 2018
Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

Thrivent Small Cap Stock Portfolio

Investment Objective
The Thrivent Small Cap Stock Portfolio (the "Portfolio") seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional fees and expenses. Please refer to the prospectus for your variable contract for additional information about fees and expenses associated with your contract.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Portfolio Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.66%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.70%
Example
The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were included, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of small companies. The Adviser focuses mainly on the equity securities of smaller U.S. companies which have market capitalizations equivalent to those companies included in widely known indices such as the Russell 2000® Index, S&P SmallCap 600® Index, or the small company market capitalization classifications published by Morningstar or Lipper, Inc. The Portfolio defines small-cap companies as those with market capitalizations at the time of purchase at or below the market capitalization of the largest company represented in either the Russell 2000 Index (approximately $43.6 billion as of February 28, 2026) or the S&P SmallCap 600 Index (approximately $12.5 billion as of February 28, 2026). Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Portfolio seeks to achieve its investment objective by investing primarily in common stocks. The Adviser uses fundamental and other investment research techniques to identify small companies that, in its opinion:
•
have an improving fundamental outlook;
•
have capable management; and
•
are financially sound.
The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Portfolio may not achieve its investment objective and you could lose money by investing in the Portfolio.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Equity Security Risk. Equity securities held by the Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Portfolio more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. The assessment of potential Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Performance
The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.com or by calling 800-847-4836.
The Portfolio compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index that represents the overall domestic equity market in which the Portfolio may invest. The Portfolio also compares its performance to the Russell 2000 Index and S&P SmallCap 600 Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Year-by-Year Total Return

Annual Return (%)
30
25
20
15
10
5
0
-5
-10
-15
25.94%
21.23%
(10.13)%
27.77%
22.69%
24.77%
(10.46)%
12.62%
11.37%
2.45%
'16
'17
'18
'19
'20
'21
'22
'23
'24
'25

Best Quarter:	Q4 2020	+35.86%
Worst Quarter:	Q1 2020	(30.10)%
Average Annual Total Returns
(Periods Ending December 31, 2025)
	1 Year	5 Years	10 Years
Portfolio (before taxes)	2.45%	7.50%	11.93%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	6.02%	7.31%	9.81%
Management
Investment Adviser
The Portfolio is managed by Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio:
Name and Title	Portfolio Manager of the Portfolio Since
James M. Tinucci, CFA Vice President, Head of Equity Investments	March 2015
Katelyn R. Young, CPA Senior Portfolio Manager	February 2023
Matthew J. Carlone, CFA Portfolio Manager	February 2025
Gregory A. Scolaro, CFA Senior Portfolio Manager	February 2026

Purchase and Sale of Shares
Shares of each series of Thrivent Series Fund, Inc. (the “Fund”) may be sold, without any minimum initial or subsequent investment requirements, only to:
•
Separate accounts of Thrivent;
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Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
Tax Information
For information about certain tax-related aspects of investing in the Portfolio through a variable contract, please see the variable product prospectus.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase your variable contract through a broker-dealer or other financial intermediary, Thrivent, the other issuing insurance company or their related companies may pay the intermediary for the sale of the contract, the selection of the Portfolio and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial professional to recommend the Portfolio over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.

More About Investment Strategies and Risks

Each Portfolio’s investment objective and principal strategies are described in the “Summary Section” above. The principal strategies are the strategies that the Adviser believes are most likely to be important in trying to achieve a Portfolio’s investment objectives. Please note that each Portfolio may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (the “SAI”).
This section provides additional information about some of the securities and other practices in which the Portfolios may engage, along with their associated risks.
Information About Certain Principal Investment Strategies
Adjustable Rate Securities. The interest rate may be adjusted daily or at specified intervals (such as monthly, quarterly or annually). Adjustments may be based on a referenced market rate for a specified term (such as one, three or twelve months). For some securities, adjustments are made by a third-party or auction process designed to maintain a market value close to the security’s face amount. Adjustments may be limited by caps or floors.
Some adjustable rate securities are payable upon demand, which should reduce the volatility of their market values. The right to demand payment may be exercisable after a specified notice period (such as seven or thirty days) and only at specified intervals (such as at the end of a calendar month or quarter). The right to demand payment may terminate upon certain events (such as the issuer’s insolvency).
So long as the Adviser expects an adjustable rate security’s market value to approximate its face value after each interest rate adjustment, the Adviser may rely on the interest rate when calculating a Portfolio’s dollar-weighted average maturity or duration. The market value of an adjustable rate security may nevertheless decline, due to changes in market conditions or the financial condition of the issuer and the effects of caps or floors on interest rate adjustments.
Collateralized Debt Obligations. Thrivent Short-Term Bond Portfolio may invest in collateralized debt obligations (“CDOs”) as a principal strategy; the other Portfolios may do so as a non-principal strategy. CDOs are types of asset-backed securities. Collateralized loan obligations (“CLOs”) are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Normally, collateralized bond obligations (“CBOs”), CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities.
Derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index, an interest rate, or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives to obtain investment exposure to a certain asset class or for speculation (investing for potential income or capital gain).
While hedging can guard against potential risks, using derivatives adds to a Portfolio’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. For example, the price or value of the underlying instrument, asset, index, currency or rate may move in a different direction than expected or such movements may be of a magnitude greater or less than expected.
Another risk with derivatives is that some types can amplify a gain or loss, thereby creating investment exposure greater than the initial investment. For example, futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow a Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged, and a Portfolio could potentially earn or lose substantially more money than the actual cost (if any) incurred when the derivative is entered into by a Portfolio. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset, index or rate.
With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Portfolio. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.
Derivatives can be difficult to value and illiquid, which means a Portfolio may not be able to close out a derivatives transaction in a cost-efficient manner. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.
Emerging Markets Securities. A security is considered to be an “emerging market” security if the Adviser has determined that the issuer of the security meets one or more of the following criteria:
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is organized under the laws of, or has its principal office in, an emerging market country;

•
has its principal securities trading market in an emerging market country; and/or
•
derives a majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in an emerging market country.
The Adviser determines which countries are considered “emerging markets” based on MSCI’s Market Classification Framework, which evaluates markets based on economic development, size and liquidity, and market accessibility.
Exchange Traded Funds. An ETF is an investment company that trades on a securities exchange and holds a portfolio of investments. An ETF that is designed to track an index or benchmark may fail to do so accurately and may trade at a discount to its net asset value. Other ETFs are actively managed and instead of tracking a particular index or benchmark they seek to outperform it.
Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder. These limitations include a prohibition on a Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Rule 12d1-4 under the 1940 Act permits a Portfolio to invest in other investment companies beyond the statutory limits, subject to certain conditions.
Foreign Currency Transactions. The Portfolios may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The value of a Portfolio’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control legislation. The Portfolios will generally not enter into a forward contract with a term greater than one year.
Under unusual circumstances, certain Portfolios may commit substantial assets to the consummation of these contracts. Although forward contracts may be used to protect a Portfolio from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and a Portfolio’s total returns could be adversely affected as a result.
There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.
Foreign Securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of the potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. These risks are usually higher in less developed countries. Each Portfolio, except Thrivent Money Market Portfolio, may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.
In addition, foreign securities may be more difficult to resell and less liquid than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Government Bonds and Municipal Bonds. Each Portfolio may invest in government bonds and municipal bonds. As a result, a Portfolio’s performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base or changes in federal income tax laws or rates and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.
High-Yield Bonds. High-yield bonds are debt securities rated below BBB- by S&P, or Baa3 by Moody’s, or unrated securities deemed to be of comparable quality by the Adviser. To the extent that a Portfolio invests in high-yield bonds, it takes on the following risks:
•
The risk of a bond’s issuer defaulting on principal or interest payments is greater than on higher quality bonds.
•
Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.
•
High-yield securities generally have a less liquid resale market.
International Exposure. Many U.S. companies in which the Portfolios may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the performance of a Portfolio.
Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the repayment patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.
Real Estate Investment Trusts (“REITs”). REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All types of REITs may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying securities such as REITs. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by a Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Securities Ratings. When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality. Investment-grade bonds are those that are rated at or above the BBB- rating category by S&P, or the Baa3 rating category by Moody’s, or unrated but considered of equivalent quality by the Portfolio’s adviser. High-yield bonds are below investment-grade bonds in terms of quality.
In cases where a bond is rated in conflicting categories by different rating agencies, a Portfolio (other than Thrivent Money Market Portfolio) may choose to follow the higher rating. If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the market price and liquidity of such security may be adversely affected and the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.
Information About Certain Non-Principal Investment Strategies
Defensive Investing. In response to market, economic, political or other conditions, each Portfolio (other than Thrivent Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes that are not part of the Portfolio’s principal investment strategies. Thrivent Money Market Portfolio may, from time to time, take temporary defensive positions by holding cash or shortening the Portfolio’s dollar-weighted average portfolio maturity. If the Portfolio does this, different factors could affect the Portfolio’s performance and it may not achieve its investment objective.
Illiquid Investments. A Portfolio may not acquire an illiquid investment if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets (5% of net assets for Thrivent Money Market Portfolio subject to money market fund requirements) in “illiquid investments” that are assets. An illiquid investment is an investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (for the Money Market Portfolio, an illiquid security is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Portfolio). Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Certain Portfolios may make investments in private equity funds or securities that do not trade on public exchanges. These securities are typically less liquid and more difficult to value. Owning a large percentage of illiquid investments could hamper a Portfolio’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, a Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.
Initial Public Offerings. Each Portfolio may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when a Portfolio’s size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio’s reported performance than when the Portfolio is larger. Attractive IPOs are often oversubscribed and may not be available to the Portfolios, or only in very limited quantities. There can be no assurance that the Portfolios will have favorable IPO investment opportunities.
In-Kind Purchases. The Portfolios may purchase shares of affiliated Portfolios through in-kind contributions of portfolio securities held by the Portfolio, according to procedures adopted by the Portfolios’ Board of Directors (the “Board”) and subject to applicable regulatory requirements. The procedures generally require, among other things, that the in-kind contribution does not favor the Portfolio making the contribution over any other shareholder in the receiving Portfolio and the contribution is in the best interests of the affiliated Portfolio receiving the in-kind contribution. The securities contributed must be valued according to the receiving Portfolio’s valuation procedures and be of the appropriate type and amount for investment by the Portfolio receiving the contribution. If these procedures are not followed or the shares purchased decline in value, it could adversely affect the price of Portfolio shares.
Private Equity Funds. Each of the Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio invests in private equity secondary funds. These are funds that purchase private assets from existing primary private equity investors. Private equity funds are not traded publicly and are generally only available to certain types of investors that meet various criteria. As a result, these investments are often less liquid and more difficult to value than publicly traded equity securities. Investments in private equity funds are typically subject to longer-term commitments and may have uneven cash flows and higher expenses than other types of investments.
Securities Lending. Each Portfolio except Thrivent Money Market Portfolio may seek additional income by lending Portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. A Portfolio could lose money if the borrower fails to return the securities and the invested collateral has declined in value.
Short-Term Trading. The investment strategy for each Portfolio at times may include short-term trading. While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.
Unusual Opportunities. Each Portfolio may purchase some securities that do not meet its normal investment criteria when the Adviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.
When-Issued Securities. A Portfolio may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.
Zero Coupons. A zero coupon security is a debt security that does not make cash interest payments for some or all of its life. Instead, it is sold and traded at a discount to its face value. The interest consists of the gradual appreciation in price as the bond approaches maturity and is reported as income to a Portfolio that has purchased the security. The Portfolio is required to distribute to shareholders an amount equal to the amount of income reported to the Portfolio even though such income may not be received by the Portfolio as distributable cash. The shareholder distributions may require the Portfolio to liquidate Portfolio securities at a disadvantageous time and incur a loss. Zero coupon bonds can be higher- or lower-quality debt and are more volatile than coupon bonds.
Glossary of Principal Risks
The main risks associated with investing in each Portfolio are summarized in each Portfolio’s respective “Summary Section” above. More detailed descriptions of the risks are provided below in alphabetical order for ease of reference. Additional risks are described in the SAI.
Allocation Risk. Certain Portfolios’ investment performance depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. For example, underperformance in the equity or debt markets could have a material adverse effect on a Portfolio’s total return if it has a significant allocation to those types of securities. Therefore, a principal risk of investing in certain Portfolios is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Artificial Intelligence Risk. The development and use of artificial intelligence (“AI”) technologies, including generative AI, are expanding rapidly and may be employed by issuers in which the Portfolios invest, as well as by service providers that support the operations of the Portfolios. AI technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses affecting the Portfolios. The broader use of AI may also heighten market risks, including manipulation, fraud, and cyberattacks.
To the extent a Portfolio invests in companies that develop, implement, or are otherwise involved in AI technologies, the Portfolio may be impacted by risks affecting such companies. These risks may include small or limited markets for such securities, changes in business cycles, impediments to technological progress, rapid obsolescence, and government regulation. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than securities of larger, more established companies. Rapid changes to AI technologies could have a material adverse effect on such company’s operating results. These companies are generally heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that the steps taken by companies to protect their proprietary intellectual property rights in AI technologies will be sufficient to prevent the misappropriation of their technology or that competitors will not independently develop similar technologies. Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. AI technology could face increased regulatory scrutiny in the future, which may limit the development of AI technologies and impede the growth of companies that develop or use such technologies.
The use of AI technologies and applicable laws and regulations continues to evolve. It is not possible to predict the full extent, impact, or risks of such use.
China Risk. There are special risks associated with investments in China, Hong Kong and Taiwan (including Chinese issuers listed on Chinese and U.S. securities exchanges), including the risk of losses due to liquidity constraints, expropriation, nationalization, confiscation of assets and property, repatriation of capital and restrictions on foreign investments. Investments in issuers with significant operations in China are subject to heightened risks related to political, legal and regulatory uncertainty; lack of publicly available information; difficulty in obtaining necessary information to conduct investigations and/or pursue litigation against Chinese companies, including by foreign regulatory authorities, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; potential regional destabilization due to military conflict; deflationary pressures; fluctuations in currency exchange rates and/or interest rates; lack of willingness or ability of the Chinese government to support its economies and markets; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; and economic interdependence of emerging market countries within the greater China region. Actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the United States, may negatively impact the value of such securities held by a Portfolio.
Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Portfolios. Any changes in laws, regulations and policies of the China A-shares market or rules in relation to the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program may affect China A-share prices and tax treatment.
Certain investments in Chinese companies may be made through a special structure known as “variable interest entities,” or “VIEs.” Under the VIE structure, foreign investors such as the Portfolios own stock in a shell company rather than direct interests in the VIE, which must be owned by Chinese nationals (including Chinese companies) in order to operate in restricted or prohibited sectors in China. The value of the shell company is derived from its ability to consolidate the VIE into its financial statements based on contractual arrangements that enable the shell company to exert a degree of control over, and accrue economic benefits from, the VIE without formal legal ownership. For investments using a VIE structure, all or most of the value of such an investment depends on the enforceability of the contracts between the listed company and the China-based VIE. It is uncertain whether the contractual arrangements, which may give rise to actual or potential conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions or restrictions by the Chinese government on the continued use of VIE structures, or the inability to enforce the underlying contracts from which the shell company derives its value would likely cause the VIE-structured holdings to suffer significant, possibly permanent losses, and in turn, adversely affect a Portfolio’s returns and net asset value.
Collateralized Debt Obligations (“CDO”) Risk. The risks of an investment in a CDO depend largely on the quality and type of the collateral and the tranche of the CDO in which a Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by a Portfolio as illiquid securities.
Conflicts of Interest Risk. An investment in the Portfolios is subject to a number of actual or potential conflicts of interest. The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect the Portfolios. A Portfolio may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.
The Adviser or its affiliates may provide services to the Portfolios for which the Portfolios would compensate the Adviser and/or such affiliates. The Portfolios may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of a Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of a Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for a Portfolio and other clients of the Adviser or their affiliates. The Adviser and its affiliates have no obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Portfolios. No affiliate of the Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with the Portfolios. The portfolio compositions and performance results therefore will differ across the Portfolios and other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser’s other clients are proprietary or pay them higher fees or performance-based fees. Further, the activities in which the Adviser and its affiliates are involved on behalf of other accounts could limit or preclude the flexibility that the Portfolios could otherwise have to participate in certain investments.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. A Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk. Credit risk is the risk that an issuer of a debt security to which a Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of a Portfolio. Similarly, there is a risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make interest and/or principal payments. Debt securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The credit rating of a debt security may be lowered if the issuer suffers adverse changes in its financial condition, which can lead to more volatility in the price of the security and in shares of a Portfolio.
Cybersecurity Risk. The Portfolios and their service providers may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Increased geopolitical tensions may increase the risk, scale, and sophistication of cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with a Portfolio’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for a Portfolio’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting a Portfolio or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which a Portfolio may invest, which could result in material adverse consequences for such issuers and may cause a Portfolio’s investments in such companies to lose value. While a Portfolio’s’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, a Portfolio cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect a Portfolio or itsr shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk. The use of derivatives (such as futures, options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage and may expose a Portfolio to greater risk and increase its costs. Such leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Increases and decreases in the value of a Portfolio’s portfolio will be magnified when a Portfolio uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow a Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
The use of derivatives involves the risks associated with the securities or other assets underlying those derivatives, including the risk of changes in the value of the underlying assets between the date that a Portfolio enters into the derivatives transaction and the date that a Portfolio closes out that transaction. When a Portfolio enters into a futures contract, for example, it commits to purchasing or selling a particular security at a future date at a specified price. Changes in the value of the underlying security between the time that a Portfolio enters into the futures contract and the time the Portfolio has to purchase or sell the security may cause the Portfolio to have to purchase the security at a price which is greater than, or to sell the security at a price which is lower than, the security’s then-current market value. When a Portfolio enters into an interest rate swap, it agrees with another party to exchange their respective interest rate exposures on a similar principal amount (e.g., exchanging fixed rate interest payments on a specific principal amount for floating rate interest payments on that same principal amount, or vice versa). If interest rates change in a manner or to a degree not anticipated by a Portfolio, the Portfolio could end up receiving less interest on its investment than if the Portfolio had not entered into the swap agreement. When a Portfolio enters into a credit default swap, it agrees with another party to transfer the credit exposure of one or more underlying debt obligations. The purchaser of the credit default swap agrees to pay the seller a fixed premium for a specific term, in exchange for which the seller agrees to make a contingent payment to the buyer in the event the issuer of the underlying debt obligations defaults or upon the occurrence of another credit event specified in the swap agreement. If the specified credit event does not occur during the term of the credit default swap, the swap’s purchaser will have paid the fixed premiums and received no return on the swap agreement. Conversely, if the specified credit event does occur during the swap’s term, the swap’s seller may have to make a payment to the purchaser which exceeds the value of the premiums that were received by the seller.
The use of derivatives may also involve risks which differ from, or are potentially greater than, the risks associated with investing directly in the underlying reference asset. For example, the use by a Portfolio of privately negotiated, over-the-counter (“OTC”) derivatives contracts, including interest rates swaps and credit default swaps, exposes the Portfolio to the risk that the counterparty to the OTC derivatives contract will be unable or unwilling to make timely payments under the contract or otherwise honor its obligations. There can be no assurance that a counterparty will meet its obligations, especially during periods of adverse market conditions. The market for certain types of derivative instruments may also be less liquid than the market for the underlying reference asset, making it difficult for a Portfolio to value its derivative investments or sell those investments at an acceptable price.
Emerging Markets Risk. The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, auditing, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities. Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures.
Some emerging market countries restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
Equity Security Risk. Equity securities held by a Portfolio may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, a Portfolio may invest a significant portion of its assets in one particular sector, industry, or geographic region which would make the Portfolio more vulnerable to adverse developments affecting such sectors, industries, or geographic regions. Equity securities are generally more volatile than most debt securities. The prices of individual stocks generally do not all move in the same direction at the same time. Certain Portfolios may invest in private equity funds, which are less liquid and more difficult to value than publicly traded equity securities. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
ESG (Environmental, Social & Governance) Investment Strategy Risk. The Thrivent ESG Index Portfolio’s ESG investment strategy limits the types and number of investment opportunities available to the Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk. An ETF is subject to the risks of the underlying investments that it holds. For index-based ETFs, while such ETFs seek to achieve the same returns as a particular market index, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) and a Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. A Portfolio may exchange shares of an ETF “in kind” for the underlying securities, which may result in transaction costs and brokerage commissions. In addition, ETF shares may trade at a premium or discount to their net asset value and investors may fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism). As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) trading of its shares may be halted by the exchange, and (iii) its shares may be delisted from the exchange. There is the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities.
Financial Sector Risk. Companies in the financial sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries of any individual financial company or of the financial sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. In the past, deteriorations of the credit markets affected a wide range of financial institutions and markets and caused a number of large financial institutions to fail, merge with stronger institutions or receive significant government infusions of capital. Instability and volatility in the financial markets cause financial companies to incur large losses, experience declines in the valuations of their assets, take actions to raise capital (such as the issuance of debt or equity securities), cease operations, or borrow significant amounts of capital from government sources, causing the securities of such financial companies to decline in value. Government intervention, such as bailouts, is not guaranteed during a crisis. The financial sector is particularly sensitive to fluctuations in interest rates. The financial sector is also a target for cyber-attacks and may experience technology malfunctions and disruptions. In recent years, cyber-attacks and technology failures have become increasingly frequent and have caused significant losses.
Foreign Currency Risk. The value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk. To the extent a Portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Securities of foreign companies in which a Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region—can be highly interdependent and may decline at the same time. Certain European countries in which a Portfolio may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The potential departure of one or more countries from the European Union, such as the United Kingdom’s departure from the European Union (“EU”) (commonly known as “Brexit”), may have significant political and financial consequences for global markets and may adversely impact Portfolio performance. The long-term impact of Brexit is unknown and the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict. The invasion and resulting sanctions have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. A Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair a Portfolio’s ability to repatriate capital or income.
Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk. Thrivent International Index Portfolio is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk. Certain Portfolios invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may lack dividends that could help cushion prices in a declining market. Growth style investing may be out of favor with investors from time to time and growth stocks may underperform the securities of other companies or the stock market in general.
Healthcare Industry Risk. As a sector fund that invests primarily in the healthcare industry, the Thrivent Healthcare Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
High-Yield Risk. High-yield securities - commonly known as “junk bonds” - are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of a Portfolio may be negatively affected. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment-grade securities, and they generally have more volatile prices and carry more risk to principal. In addition, high-yield securities generally have a less liquid resale market and may be more difficult to value than higher rated fixed income securities of a similar maturity. High-yield securities tend to be more volatile than investment-grade securities.
Indexing Strategy/Index Tracking Risk. Thrivent ESG Index Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Mid Cap Index Portfolio, and Thrivent Small Cap Index Portfolio are each managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Portfolio. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), a Portfolio’s return may not match the return of the Index. The Portfolios incur a number of operating expenses not applicable to the Index and incur costs in buying and selling securities. In addition, the Portfolios may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between a Portfolio’s return and that of the Index.
Inflation-Linked Security Risk. Inflation-linked debt securities, such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk. Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations or maturities tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. A Portfolio may be subject to a greater risk of rising interest rates during periods of low interest rates or when inflation rates are high or rising.
Investing-in-Funds Risk. Certain Portfolios allocate their assets among other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by these Portfolios or other investors. Such transactions may affect the Affiliated Funds; Affiliated Funds experiencing redemptions due to reallocations or rebalancings may need to sell securities, while Affiliated Funds receiving additional cash will need to invest that cash.
These effects may be particularly significant when a Portfolio owns a substantial portion of any Affiliated Fund. While the overall impact of these transactions cannot be predicted, the performance of an Affiliated Fund may be adversely affected if it must sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities result in gains.
Because these Portfolios may own substantial portions of certain Affiliated Funds, a redemption or reallocation away from an Affiliated Fund could also cause that Affiliated Fund’s expenses to increase.
Investment Adviser Risk. The Portfolios (except ESG Index Portfolio, International Index Portfolio, Large Cap Index Portfolio, Mid Cap Index Portfolio, and Small Cap Index Portfolio) are actively managed and the success of a Portfolio’s investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. This assessment of Portfolio investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause a Portfolio to underperform relative to its benchmark or similar funds. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which a Portfolio’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. To the extent that a Portfolio invests in common stock, common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.
Large Cap Risk. Large-sized companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk. From time to time, shareholders of a Portfolio (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a

Portfolio’s performance to the extent that a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of a Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for a Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, some leveraged loans are known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Portfolios. As a result, a Portfolio could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses, especially during a downturn in the credit cycle. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. In the event of fraud or misrepresentation, a Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.”
Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (e.g., small-cap stocks, foreign securities, private equity funds, and high-yield bonds) often have a less liquid resale market. Liquid investments may become illiquid after purchase by the Adviser, particularly during periods of market turmoil. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Adviser believes they are worth. Less liquid securities can also become more difficult to value. In addition, when there is illiquidity in the market for certain securities, a Portfolio, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. In addition, inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. As a result of this decreased liquidity, the Adviser may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of a Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by a Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector.
Price declines may occur in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. In addition, domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of an infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economies, which in turn could adversely affect a Portfolio's investments. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk. You could lose money by investing in the Thrivent Money Market Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit or other obligation of Thrivent Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress. While the Board of Directors may implement procedures to impose a discretionary liquidity fee upon the sale of your shares in the future, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Portfolio's policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Mortgage-Backed and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of a Portfolio to decline and reduce the overall return of the Portfolio. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Non-Diversified Risk. A Portfolio that is not “diversified” within the meaning of the 1940 Act may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk. The performance of Portfolios that invest in other funds is dependent, in part, upon the performance of the other funds. As a result, the Portfolio is subject to the same risks as those faced by the other funds’ underlying portfolios. Those risks may include, among others, market risk, issuer risk, volatility risk, foreign securities risk, foreign currency risk, emerging markets risk, derivatives risk, credit risk, interest rate risk, high-yield risk and investment adviser risk. As a shareholder of the Portfolio, you will bear your share of the Portfolio’s operating expenses as well as the Portfolio’s share of the other funds’ operating expenses. Consequently, an investment in the Portfolio would result in higher aggregate operating costs than investing directly in other funds that are also portfolios.
Portfolio Turnover Rate Risk. A Portfolio may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders. The expenses may include bid-ask spreads, dealer mark-ups, and other transactional costs on the sale of securities and reinvestment in other securities.
Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore are subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk. When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk. Securities selected according to a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of a Portfolio’s portfolio. If models or data used in the models are incorrect or incomplete, any decisions made in reliance thereon expose a Portfolio to potential risks. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect and could lead to losses for a Portfolio. For example, the data on which a model is based may be imprecise or become stale due to new events or changing circumstances. Market performance can be affected by non-quantitative factors (for example, investor fear or over-reaction or other emotional considerations) that are not easily integrated into quantitative analysis, which could adversely affect performance of these models and, in turn, a Portfolio. The performance of a model may also be impaired by technical issues with the construction and implementation of quantitative models such as software or other technology system malfunctions, or programming inaccuracies. Human judgment plays a role in building, utilizing, testing and modifying the financial algorithms and formulas underlying the models and accordingly such models are subject to the risk of human error and biases.
Real Estate Industry Risk. To the extent a Portfolio allocates assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of a Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by a Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk. A Portfolio may need to sell portfolio securities to meet redemption requests. A Portfolio could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares, (ii) a disruption in the normal operation of the markets in which the Portfolio buys and sells portfolio securities or (iii) an inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, a Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk. Legal, tax, and regulatory developments may adversely affect a Portfolio. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a Portfolio’s interpretation of the application of certain regulations, may adversely affect the ability of the Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk. A repurchase agreement, or repo, is a form of short-term borrowing that allows a dealer to sell securities to an investor, such as a Portfolio, and buy them back (usually the next day) at a slightly higher price. If the seller of a repurchase agreement defaults or is otherwise unable to fulfill its obligations, a Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. From time to time, a Portfolio may have significant positions in one or more sectors of the market. To the extent a Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. A Portfolio may have difficulty selling holdings of these companies at a desired time and price. Smaller companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns. It may be a substantial period of time before a Portfolio could realize a gain, if any, on an investment in a small cap company.
Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller and unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies (including foreign competitors with lower production costs) and the products or operations of such companies may become obsolete quickly. In addition, these companies may be vulnerable to changes in government regulation or scrutiny and have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people. Technology-oriented companies are also heavily dependent on patent and intellectual property rights, which, if lost or impaired, could adversely affect profitability.
Valuation Risk. The price that a Portfolio receives upon the sale (or other disposition) of an investment may differ from the Portfolio's valuation of the investment, particularly for investments that trade in lower volumes, during periods of market turmoil or volatility, or investments that are valued using a fair valuation methodology or based on a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed to it by the Portfolio, and the Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of such investment.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. Value style investing may be out of favor with investors from time to time and value stocks may underperform the securities of other companies or the stock market in general.

Glossary of Investment Terms
Dollar-Weighted Average Effective Maturity. Measure of the fund that is determined by calculating the average maturity of each debt security owned by the fund, weighting each security according to the amount that it represents in the fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
Duration. A measure of price sensitivity of a bond or bond fund to changes in interest rates. While duration is similar to maturity in that the result is stated in years, it is a better indicator of price sensitivity than maturity since it takes into account the time value of future cash flows generated over the bond’s life. Since duration can be computed for bond funds by using a weighted approach, the approximate effect on a bond fund’s price can be estimated by multiplying the fund’s duration by an expected change in interest rates. For example, if interest rates were to rise by 1%, the net asset value of a bond fund with an average duration of 5 years would be expected to fall 5%.
Environmental, Social and Governance (ESG) Factors. In selecting portfolio investments, portfolio managers and research analysts may consider ESG ratings and research alongside other investment considerations. Examples of ESG factors that may be considered include the following:
•
Environmental factors – impact on climate change, natural resources, and waste management
•
Social factors – labor practices, supply chain management, diversity and inclusion, and supplier and vendor relationships
•
Governance factors – corporate governance practices, business ethics, board composition, executive compensation, management incentives
Fundamental Investment Research Techniques. Research techniques that generally assess a company or security’s value based on a broad examination of financial data, quality of management, business concept and competition.
Leverage. Leverage occurs when a fund increases its assets available for investment, such as by using reverse repurchase agreements or other investment techniques, including short sales and certain derivative transactions. In general, the use of leverage exposes the investor to a risk of loss that exceeds the amount invested.
Market Capitalization. Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company’s stock by the total number of its shares outstanding.
Maturity. A bond fund has no real maturity, but it does have a dollar-weighted average effective maturity that represents an average of the effective maturities of the underlying bonds, with each bond’s effective maturity “weighted” by the percent of fund assets it represents. For bonds that are most likely to be called before maturity, the effective maturity of a bond is usually the call date.
Quantitative Investment Research Techniques. Research techniques that generally focus on a company’s financial statements and assess a company or security’s value based on financial ratios that measure revenue, profitability and financial structure.
Technical Investment Research Techniques. Research techniques that generally involve the study of trends and movements in a security’s price, trading volume and other market-related factors in an attempt to discern patterns.
Volatility. Volatility is a statistical measure of the dispersion of returns for a given security, market index or portfolio over a period of time.

Management of the Portfolios

Investment Adviser
The Portfolios of the Fund are managed by Thrivent, 901 Marquette Ave., Suite 2500, Minneapolis, Minnesota 55402. Thrivent and its affiliates have been in the investment advisory business since 1986 and had approximately $205.2 billion in assets under management as of December 31, 2025. Thrivent establishes the overall investment strategy and provides investment research and supervision of the assets for each of the Portfolios.
Thrivent and the Fund have received an exemptive order from the SEC that permits Thrivent and the Portfolios to retain one or more subadvisers for the Portfolios, subject to approval by the Fund’s Board. The appointment of a subadviser would not require a vote by shareholders, but Thrivent would provide notice to contract holders in the event a subadviser is appointed or changed. Currently, Thrivent has not engaged any subadvisers to manage the Portfolios, although it may choose to do so in the future.
Management Fees
Each Portfolio pays an annual management fee to the investment adviser. During the year ended December 31, 2025, Thrivent received the following management fees, expressed as a percentage of the Portfolio’s average daily net assets:1
Portfolio	Management Fee
Thrivent Aggressive Allocation Portfolio[2]	0.70%
Thrivent All Cap Portfolio	0.55%
Thrivent Conservative Allocation Portfolio	0.40%
Thrivent Dynamic Allocation Portfolio	0.55%
Thrivent Emerging Markets Equity Portfolio	0.90%
Thrivent ESG Index Portfolio	0.20%
Thrivent Global Stock Portfolio[3]	0.55%
Thrivent Government Bond Portfolio	0.35%
Thrivent Healthcare Portfolio	0.83%
Thrivent High Yield Portfolio	0.40%
Thrivent Income Portfolio	0.40%
Thrivent International Equity Portfolio	0.65%
Thrivent International Index Portfolio	0.20%
Thrivent Large Cap Growth Portfolio	0.40%
Thrivent Large Cap Index Portfolio	0.18%
Thrivent Large Cap Value Portfolio	0.59%
Thrivent Mid Cap Growth Portfolio	0.75%
Thrivent Mid Cap Index Portfolio	0.20%
Thrivent Mid Cap Stock Portfolio	0.63%
Thrivent Mid Cap Value Portfolio	0.75%
Thrivent Moderate Allocation Portfolio[2]	0.60%
Thrivent Moderately Aggressive Allocation Portfolio[2]	0.65%
Thrivent Moderately Conservative Allocation Portfolio[2]	0.57%
Thrivent Money Market Portfolio	0.25%
Thrivent Multisector Bond Portfolio	0.50%
Thrivent Real Estate Securities Portfolio	0.75%
Thrivent Short-Term Bond Portfolio	0.40%
Portfolio	Management Fee
Thrivent Small Cap Growth Portfolio	0.80%
Thrivent Small Cap Index Portfolio	0.20%
Thrivent Small Cap Stock Portfolio	0.66%

1
Thrivent reimbursed certain expenses of some of the Portfolios. This table does not reflect the effects of any reimbursements.
2
The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive (i) an amount equal to any management fees indirectly incurred by the Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust, and (ii) the management fees that are indirectly incurred by the Portfolio as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). These contractual provisions may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
3
The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive the management fees that are indirectly incurred by the Portfolio as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). This contractual provision may be terminated upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.
Certain of the Portfolios have breakpoints, which you can learn more about by consulting the SAI. A discussion regarding the basis for the Board’s approval of the Portfolios’ investment advisory agreement is included in the Form N-CSR filing for the most recent annual period.
Thrivent may voluntarily reimburse expenses or waive all or a portion of the management fees of Thrivent Money Market Portfolio from time to time, including to avoid a negative yield. Any such voluntary expense reimbursement or waiver could be implemented, increased or decreased, or discontinued at any time. There is no guarantee that Thrivent Money Market Portfolio will be able to avoid a negative yield.
Administrative Service Fee
The Adviser is responsible for providing certain administrative and accounting services to the Portfolios. Each Portfolio pays the Adviser a fee equal to the sum of $80,000 ($70,000 prior to January 1, 2024) plus 0.017% of the Portfolio’s average daily net assets for providing such services to the Portfolio. See “Other Services—Administration Contract” in the SAI for additional information.
Portfolio Management
Information about the portfolio managers who are jointly and primarily responsible for the day-to-day management for each Portfolio is shown below. The SAI for the Portfolios provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, Thrivent Moderately Conservative Allocation Portfolio
Name	Industry Experience
Stephen D. Lowe, CFA	Industry professional since 1996; joined Thrivent in 1997
David S. Royal	Industry professional since 1997; joined Thrivent in 2006
David R. Spangler, CFA	Industry professional since 1989; joined Thrivent in 2002
Thrivent All Cap Portfolio
Name	Industry Experience
Noah J. Monsen, CFA	Industry professional since 2008; joined Thrivent in 2000
Brian W. Bomgren, CQF	Industry professional since 2006; joined Thrivent in 2006
Sharon Wang, CFA, FRM	Industry professional since 2001; joined Thrivent in 2017
Thrivent Conservative Allocation Portfolio, Thrivent Dynamic Allocation Portfolio
Name	Industry Experience
Stephen D. Lowe, CFA	Industry professional since 1996; joined Thrivent in 1997
David R. Spangler, CFA	Industry professional since 1989; joined Thrivent in 2002
Theron G. Whitehorn, CFA	Industry professional since 2002; joined Thrivent in 2018
Thrivent Emerging Markets Equity Portfolio
Name	Industry Experience
Noah J. Monsen, CFA	Industry professional since 2008; joined Thrivent in 2000
Jing Wang, CFA	Industry professional since 2008; joined Thrivent in 2019
Shu Guo	Industry professional since 2011; prior to joining Thrivent in 2022, at Pine River Capital Management from 2011 to 2022
Thrivent ESG Index Portfolio, Thrivent International Index Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Small Cap Index Portfolio
Name	Industry Experience
Brian W. Bomgren, CQF	Industry professional since 2006; joined Thrivent in 2006
Sharon Wang, CFA, FRM	Industry professional since 2001; joined Thrivent in 2017
Thrivent Global Stock Portfolio
Name	Industry Experience
Stephen D. Lowe, CFA	Industry professional since 1996; joined Thrivent in 1997
David S. Royal	Industry professional since 1997; joined Thrivent in 2006
David R. Spangler, CFA	Industry professional since 1989; joined Thrivent in 2002
Thrivent Government Bond Portfolio
Name	Industry Experience
Kent L. White, CFA	Industry professional since 1999; joined Thrivent in 1999
Jon-Paul (JP) Gagne	Industry professional since 2004; joined Thrivent in 2018
Thrivent Healthcare Portfolio
Name	Industry Experience
David E. Heupel, CFA	Industry professional since 1994; joined Thrivent in 2001
Thrivent High Yield Portfolio
Name	Industry Experience
Paul J. Ocenasek, CFA	Industry professional since 1987; joined Thrivent in 1987
Paul S. Tommerdahl, CFA	Industry professional since 2008; joined Thrivent in 2016
Thrivent Income Portfolio
Name	Industry Experience
Kent L. White, CFA	Industry professional since 1999; joined Thrivent in 1999
Cortney L. Swensen, CFA	Industry professional since 2005; joined Thrivent in 2011
Thrivent International Equity Portfolio
Name	Industry Experience
Noah J. Monsen, CFA	Industry professional since 2008; joined Thrivent in 2000
Brian W. Bomgren, CQF	Industry professional since 2006; joined Thrivent in 2006
Jing Wang, CFA	Industry professional since 2008; joined Thrivent in 2019
Shu Guo	Industry professional since 2011; prior to joining Thrivent in 2022, at Pine River Capital Management from 2011 to 2022

Thrivent Large Cap Growth Portfolio
Name	Industry Experience
Lauri A. Brunner	Industry professional since 1993; joined Thrivent in 2007
Jordan B. Winters, CFA	Industry professional since 2012; prior to joining Thrivent in 2025, at State Teachers Retirement System of Ohio from 2012 to 2025
Nicolas M. Horns	Industry professional since 2008; prior to joining Thrivent in 2021, at Provenire Capital from 2015 to 2021
Thrivent Large Cap Value Portfolio
Name	Industry Experience
Kurt J. Lauber, CFA	Industry professional since 1990; joined Thrivent in 2004
Thomas C. Lieu, CFA	Industry professional since 1997; joined Thrivent in 2019
Thrivent Mid Cap Growth Portfolio
Name	Industry Experience
Jamin Soni	Industry professional since 2008; joined Thrivent in 2019
Mark C. Militello, CFA	Industry professional since 1996; prior to joining Thrivent in 2022, at Fort Washington Investment Advisors from 2015 to 2022
Patrick D. Farley, CFA	Industry professional since 2018; joined Thrivent in 2018
Thrivent Mid Cap Stock Portfolio
Name	Industry Experience
Brian J. Flanagan, CFA	Industry professional since 1993; joined Thrivent in 1994
Vikram Kaura	Industry professional since 1999; joined Thrivent in 2017
J.P. McKim, CFA	Industry professional since 2011; joined Thrivent in 2019
Thrivent Mid Cap Value Portfolio
Name	Industry Experience
Graham Wong, CFA	Industry professional since 2001; joined Thrivent in 2013
Nicholas E. Griffith, MD, CFA	Industry professional since 2010; prior to joining Thrivent in 2021, at Huber Capital Management from 2016 to 2021
Thrivent Money Market Portfolio
Name	Industry Experience
John M. Northup, CFA	Industry professional since 2000; prior to joining Thrivent in 2026, at RBC Global Asset Management from 2005 to 2026
Thrivent Multisector Bond Portfolio
Name	Industry Experience
Stephen D. Lowe, CFA	Industry professional since 1996; joined Thrivent in 1997
Theron G. Whitehorn, CFA	Industry professional since 2002; joined Thrivent in 2018
Jon-Paul (JP) Gagne	Industry professional since 2004; joined Thrivent in 2018
Thrivent Real Estate Securities Portfolio
Name	Industry Experience
Brian W. Bomgren, CQF	Industry professional since 2006; joined Thrivent in 2006
Noah J. Monsen, CFA	Industry professional since 2008; joined Thrivent in 2000
Sharon Wang, CFA, FRM	Industry professional since 2001; joined Thrivent in 2017
Thrivent Short-Term Bond Portfolio
Name	Industry Experience
Cortney L. Swensen, CFA	Industry professional since 2005; joined Thrivent in 2011
Jon-Paul (JP) Gagne	Industry professional since 2004; joined Thrivent in 2018
Thrivent Small Cap Growth Portfolio
Name	Industry Experience
Michael P. Hubbard	Industry professional since 2007; joined Thrivent in 2018
Nabil M. Elsheshai, CFA	Industry professional since 2005; prior to joining Thrivent in 2023, at William Blair Investment Management from 2020 to 2023
Patrick D. Farley, CFA	Industry professional since 2018; joined Thrivent in 2018

Thrivent Small Cap Stock Portfolio
Name	Industry Experience
James M. Tinucci, CFA	Industry professional since 2008; joined Thrivent in 2014
Katelyn R. Young, CPA	Industry professional since 2010; prior to joining Thrivent in 2022, at William Blair from 2014 to 2022
Matthew J. Carlone, CFA	Industry professional since 2012; prior to joining Thrivent in 2023, at Alpine Peaks Capital from 2021 to 2023
Gregory A. Scolaro, CFA	Industry professional since 2014; prior to joining Thrivent in 2025, at William Blair from 2014 to 2025
Personal Securities Investments
Personnel of Thrivent may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Portfolios are permitted by Thrivent, subject to compliance with applicable provisions under the applicable codes of ethics.
Trademarks
BLOOMBERG, Bloomberg Indices and Bloomberg Fixed Income Indices (the “Indices”) are trademarks or service marks of Bloomberg Finance L.P. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) or Bloomberg's licensors own all proprietary rights in the Indices. Bloomberg does not guarantee the timeliness, accuracy or completeness of any data or information relating to the Indices. Bloomberg makes no warranty, express or implied, as to the Indices or any data or values relating thereto or results to be obtained therefrom, and expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect thereto.
The Global Industry Classification standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and is licensed for use by the Portfolios. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties or originality, accuracy, completeness, merchantability, and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This prospectus is not approved, endorsed, reviewed, or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources that MSCI considers reliable, neither MSCI, nor any of its affiliates, nor any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI Index (collectively, the “MSCI Parties”) warrants or guarantees the originality, accuracy and/or the completeness of any MSCI Index or any data included therein. None of the MSCI Parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any MSCI Index or any data included therein. None of the MSCI Parties shall have any liability for any errors, omissions, or interruptions of or in connection with any MSCI Index or any data included therein. Further, none of the MSCI Parties makes any express or implied warranties of any kind, and the MSCI Parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each MSCI Index and any data included therein. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
Thrivent ESG Index Portfolio and Thrivent International Index Portfolio are not sponsored, endorsed, sold, or promoted by the MSCI Parties. The MSCI Indexes are the exclusive property of MSCI. MSCI and the MSCI Index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Thrivent. None of the MSCI Parties makes any representation or warranty, express or implied, to the issuer or owners of the Portfolios or any other person or entity regarding the advisability of investing in funds generally or in the Portfolios particularly or the ability of any MSCI Index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI Indexes which are determined, composed, and calculated by MSCI without regard to the Portfolios or the issuer or owners of the Portfolios or any other person or entity. None of the MSCI Parties has any obligation to take the needs of the issuer or owners of the Portfolios or any other person or entity into consideration in determining, composing, or calculating the MSCI Indexes. None of the MSCI Parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Portfolios to be issued or in the determination or calculation of the equation by or the consideration into which the Portfolios are redeemable. Further, none of the MSCI Parties has any obligation or liability to the issuer or owners of the Portfolios or any other person or entity in connection with the administration, marketing or offering of the Portfolios.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Russell 2000®, Russell 2000® Growth, Russell Midcap®, Russell Midcap® Growth, Russell Midcap® Value, Russell 1000®, Russell 1000® Value, Russell 1000® Growth, Russell 3000® is/are a trademark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE

Group company which owns the index or the data. Neither London Stock Exchange Group plc and its group undertakings (collectively, “LSE Group”) nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.
The S&P 500® Index, S&P 500® Growth Index, S&P 500® Value Index, S&P MidCap 400® Index, S&P MidCap 400® Growth Index, S&P MidCap 400® Value Index, S&P SmallCap 600® Index, S&P SmallCap 600® Growth Index, S&P Composite 1500® Index, and S&P Composite 1500® Health Care Index are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the Portfolios. Copyright © 2025 S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial Inc., and/or its affiliates. All rights reserved. Redistribution, reproduction and/or photocopying in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones indices LLC's indices please visit spdji.com. S&P® is a registered trademark of Standard & Poor's Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings, LLC their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
This prospectus may contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor's. Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party. Third party content providers do not guarantee the accuracy, completeness, timeliness, or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS OR LOSSES CAUSED BY NEGLIGENCE) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold, or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes and should not be relied on as investment advice.

General Information

The Separate Accounts
Shares in the Fund may be sold, without sales charges, to:
•
Separate accounts of Thrivent, which are used to fund benefits of variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent; and
•
Other Portfolios of the Fund.
A Prospectus for the variable contract describes how the premiums and the assets relating to the variable contract may be allocated among one or more of the subaccounts that correspond to the Portfolios of the Fund.
The Fund serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Thrivent or other insurance companies. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios at the same time. Although neither Thrivent nor the Fund currently foresees any such disadvantage, the Fund’s Board monitors events in order to identify any material conflicts between such policy owners and contract owners. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in federal income tax law, 3) changes in the investment management of a Portfolio, or 4) differences in voting instructions between those given by policy owners and those given by contract owners. Should it be necessary, the Board would determine what action if any, should be taken on response to any such conflicts.
As a result of differences in tax treatment and other considerations, a conflict could arise between the interests of the variable life insurance contract owners and variable annuity contract owners with respect to their investments in the Fund. The Fund’s Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action if any, should be taken in response to any such conflicts.
Pricing of Portfolio Shares
The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). Each Portfolio generally determines its NAV once daily at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern Time. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading. The Portfolios generally do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and
Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Thrivent Money Market Portfolio seeks to maintain a stable $1.00 NAV, pursuant to procedures established by the Fund’s Board, and generally utilizes the amortized cost method. Valuing securities held by Thrivent Money Market Portfolio on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. This method is explained further in the SAI. The Portfolio will not value a security at amortized cost, but will instead make a fair value determination for such security, if it determines that amortized cost is not approximately the same as the fair value of the security.
Each other Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the Portfolio’s liabilities, and dividing the result by the number of outstanding shares. To determine the NAV, the other Portfolios generally value their securities at current market value using readily available market prices. If market prices are not readily available or if the Adviser determines that they are not reliable, the Board has designated the Adviser to make fair valuation determinations in accordance with Rule 2a-5 under the 1940 Act. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies. For any portion of a Portfolio’s assets that are invested in other mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Portfolio invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing and the effects of such a valuation.
Because many foreign markets close before the U.S. markets, significant events may occur between the close of the foreign market and the close of the U.S. markets, when the Portfolio’s assets are valued, that could have a material impact on the valuation of foreign securities (i.e., available price quotations for these securities may not necessarily reflect the occurrence of the significant event). The Adviser evaluates the impact of these significant events and adjusts the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets to the extent that the available price quotations do not, in the Adviser’s opinion, adequately reflect the occurrence of the significant events.
Redeeming Portfolio Shares
Shares of the Portfolios may not be redeemed directly by holders of variable annuity contracts. The separate accounts holding shares of a Portfolio may redeem shares at the next calculation of the Portfolio’s NAV. Orders received in good order before the close of trading on the NYSE (generally 4:00 p.m. Eastern time) will be processed at the NAV calculated that day.

The Portfolios typically expect to pay redemption proceeds within two business days after receipt of a redemption request determined to be in good order, but payment may take up to seven days. The right to redeem shares may be suspended or payment upon redemption may be delayed for more than seven days only in limited circumstances as permitted by applicable law.
The Portfolios typically expect to meet redemption requests with cash or cash equivalents held by the applicable Portfolio(s) or from proceeds from selling Portfolio assets in connection with the normal course management of the Portfolio. In stressed or otherwise abnormal market conditions, including to meet significant redemption activity by shareholders, a Portfolio may need to sell portfolio assets. In this type of situation, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
A Portfolio may also, particularly in stressed or otherwise abnormal market conditions, meet redemption requests with cash obtained through short-term borrowing arrangements that may be available from time to time as further described in the SAI.
Although the Portfolios typically expect to pay redemption proceeds in cash, in certain circumstances when in the best interests of a Portfolio, including if a Portfolio determines that a cash redemption would be detrimental to remaining Portfolio shareholders, a Portfolio may pay all or a portion of redemption proceeds to shareholders with in-kind distributions of a Portfolio’s portfolio securities. Such in-kind distributions may be pro rata or another method that is determined to be fair to both the redeeming shareholder and the remaining shareholders in accordance with policies and procedures adopted by a Portfolio. More information regarding the payment of proceeds to variable contract holders is found in the applicable variable product prospectus.
Policy Regarding Frequent Purchases and Redemptions
The Board has adopted the following policy with respect to frequent purchases and redemptions of shares of the Portfolios. The separate accounts that invest in the Portfolios may make purchases and redemptions in the Portfolios daily. The Portfolios do not restrict this activity and thus allow frequent purchases and redemptions of shares of the Portfolios by the separate accounts. While insurance companies that issue the variable contracts may employ certain monitoring controls that seek to identify and deter market timing and excessive short-term trading with the separate accounts, the Portfolios cannot provide assurance that this monitoring will be effective. As a result, the Portfolios can give no assurance that market timing and excessive short-term trading will not occur. Frequent purchases and redemptions of shares of the Portfolios can disrupt portfolio management and increase expenses of the Portfolios, thereby negatively impacting their performance. In addition, the monitoring by the insurance companies will generally not apply to a redemption transaction in which a Portfolio distributes portfolio securities to a separate account in-kind, where such redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining separate account shareholders of the Portfolio.
Anti-Money Laundering
You may be asked to provide additional information in order for the Portfolios to verify your identity in accordance with requirements under anti-money laundering and other laws and regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required or permitted under these and other regulations. Additionally, the Portfolios reserve the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the Portfolios, the Portfolios’ transfer agent, or any other authorized Portfolio agent related to opening the accounts.
Disclosure of Portfolio Holdings
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI, which can be obtained at thriventportfolios.com/prospectus.

Distributions and Taxes

Dividends
Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by a Portfolio. Dividends are declared and paid as follows:
Declared Daily and Paid Monthly	•Thrivent Government Bond Portfolio •Thrivent High Yield Portfolio •Thrivent Income Portfolio •Thrivent Money Market Portfolio •Thrivent Multisector Bond Portfolio •Thrivent Short-Term Bond Portfolio
Declared and Paid at Least Annually
•Thrivent Aggressive Allocation
Portfolio
•Thrivent All Cap Portfolio
•Thrivent Conservative Allocation
Portfolio
•Thrivent Dynamic Allocation Portfolio
•Thrivent Emerging Markets Equity
Portfolio
•Thrivent ESG Index Portfolio
•Thrivent Global Stock Portfolio
•Thrivent Healthcare Portfolio
•Thrivent International Equity Portfolio
•Thrivent International Index Portfolio
•Thrivent Large Cap Growth Portfolio
•Thrivent Large Cap Index Portfolio
•Thrivent Large Cap Value Portfolio
•Thrivent Mid Cap Growth Portfolio
•Thrivent Mid Cap Index Portfolio
•Thrivent Mid Cap Stock Portfolio
•Thrivent Mid Cap Value Portfolio
•Thrivent Moderate Allocation
Portfolio
•Thrivent Moderately Aggressive
Allocation Portfolio
•Thrivent Moderately Conservative
Allocation Portfolio
•Thrivent Real Estate Securities
Portfolio
•Thrivent Small Cap Growth Portfolio
•Thrivent Small Cap Index Portfolio
•Thrivent Small Cap Stock Portfolio

Capital Gains
While the Portfolios do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent believes it to be advisable. Such changes may result in the realization of capital gains. Each Portfolio distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will be declared and paid at least annually and in compliance with applicable regulations.
Taxes
Because you do not own shares of the Fund directly, any transaction relating to your variable contract results in tax consequences at that level. Please refer to the tax discussion in your variable contract prospectus for more information.
Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable contracts when left to accumulate within a variable contract.

Index Descriptions

 The following table describes the benchmark indices that the Portfolios compare their performance against.
Index	Description	Portfolio
Bloomberg Government/Credit 1-3 Year Bond Index	The Bloomberg Government/Credit 1-3 Year Bond Index is an index that measures the performance of government and corporate fixed-rate debt securities with maturities of 1-3 years.	Thrivent Short-Term Bond Portfolio
Bloomberg U.S. Agency Index	The Bloomberg U.S. Agency Index is an index that measures the performance of the agency sector of the U.S. government bond market.	Thrivent Government Bond Portfolio
Bloomberg U.S. Aggregate Bond Index	The Bloomberg U.S. Aggregate Bond Index is an index that measures the performance of U.S. investment-grade bonds.
Thrivent Aggressive Allocation Portfolio
Thrivent Conservative Allocation
Portfolio
Thrivent Dynamic Allocation Portfolio
Thrivent Government Bond Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive
Allocation Portfolio
Thrivent Moderately Conservative
Allocation Portfolio
Thrivent Money Market Portfolio
Thrivent Multisector Bond Portfolio
Thrivent Short-Term Bond Portfolio

Bloomberg U.S. Corporate Bond Index
The Bloomberg U.S. Corporate Bond
Index measures the investment-grade,
fixed-rate, taxable corporate bond
market and includes USD denominated
securities publicly issued by US and
non-US industrial, utility and financial
issuers.
Thrivent Income Portfolio
Bloomberg U.S. Corporate High Yield Bond Index	The Bloomberg U.S. Corporate High Yield Bond Index is an index that measures the performance of fixed-rate non-investment-grade bonds.	Thrivent High Yield Portfolio
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index	The Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index is an index that represents the performance of high yield corporate bonds rated Ba or B, with a maximum allocation of 2% to any one issuer.	Thrivent Conservative Allocation Portfolio Thrivent Dynamic Allocation Portfolio Thrivent Multisector Bond Portfolio
Bloomberg U.S. Treasury Index	The Bloomberg U.S. Treasury Index is an index that measures the performance of the U.S. Treasury bond market.	Thrivent Government Bond Portfolio

Index	Description	Portfolio
FTSE Nareit All Equity REITs Index	The FTSE Nareit All Equity REITs Index is a free float adjusted, market capitalization weighted index of U.S. equity REITs.	Thrivent Real Estate Securities Portfolio
MSCI All Country World Index – USD Net Returns	The MSCI All Country World Index - USD Net Returns is an index that measures the performance of developed and emerging stock markets throughout the world.
Thrivent Aggressive Allocation Portfolio
Thrivent Conservative Allocation
Portfolio
Thrivent Dynamic Allocation Portfolio
Thrivent Global Stock Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive
Allocation Portfolio
Thrivent Moderately Conservative
Allocation Portfolio

MSCI All Country World Index ex-USA – USD Net Returns
The MSCI All Country World Index ex-
USA – USD Net Returns is an index that
measures the performance of stock
markets in developed and emerging
markets countries throughout the world
(excluding the U.S.).
Thrivent International Equity Portfolio Thrivent International Index Portfolio
MSCI EAFE Index
The MSCI EAFE Index is an index that
represents the performance of large and
mid-cap securities across 21 developed
markets, including countries in Europe,
Australasia and the Far East, and
excluding the U.S. and Canada.
Thrivent International Index Portfolio
MSCI Emerging Markets Index – USD Net Returns	The MSCI Emerging Markets Index – USD Net Returns is an index that measures the performance of stock markets in developing countries throughout the world.	Thrivent Emerging Markets Equity Portfolio
MSCI KLD 400 Social Index
The MSCI KLD 400 Social Index is a
capitalization-weighted index of 400 U.S.
securities that provides exposure to
companies with outstanding ESG ratings
and excludes companies whose
products have negative social or
environmental impacts.
Thrivent ESG Index Portfolio
Russell 1000® Growth Index	The Russell 1000 Growth Index is an unmanaged market capitalization- weighted index of growth-oriented stocks of the largest companies that are included in the Russell 1000 Index.	Thrivent Large Cap Growth Portfolio
Russell 1000® Value Index	The Russell 1000 Value Index is an unmanaged market capitalization- weighted index of value-oriented stocks of the largest companies that are included in the Russell 1000 Index.	Thrivent Large Cap Value Portfolio
Russell 2000® Index	The Russell 2000 Index is an unmanaged market capitalization- weighted index measuring approximately 2,000 of the smallest companies in the Russell 3000 Index.	Thrivent Small Cap Stock Portfolio

Index	Description	Portfolio
Russell 2000® Growth Index	The Russell 2000 Growth Index is an unmanaged market capitalization- weighted index of small-capitalization growth-oriented stocks of U.S. based companies that are included in the Russell 2000 Index.	Thrivent Small Cap Growth Portfolio
Russell 3000® Index
The Russell 3000 Index is an
unmanaged market capitalization-
weighted index tracking the performance
of the 3,000 largest U.S.-traded stocks,
which represent roughly 98% of all U.S.
incorporated equity securities.

Thrivent All Cap Portfolio
Thrivent ESG Index Portfolio
Thrivent Healthcare Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio

Russell Midcap® Index	The Russell Midcap Index is an unmanaged market capitalization- weighted index measuring the performance of approximately 800 of the smallest companies in the Russell 1000 Index.	Thrivent Mid Cap Stock Portfolio
Russell Midcap® Growth Index	The Russell Midcap Growth Index is an unmanaged market capitalization- weighted index of medium-capitalization growth-oriented stocks in the Russell Midcap Index.	Thrivent Mid Cap Growth Portfolio
Russell Midcap® Value Index	The Russell Midcap Value Index is an unmanaged market capitalization- weighted index of medium-capitalization value-oriented stocks in the Russell Midcap Index.	Thrivent Mid Cap Value Portfolio
S&P 500® Index	The S&P 500 Index is an index that measures the performance of 500 widely held, publicly traded stocks.	Thrivent Large Cap Index Portfolio
S&P 500® Growth Index	The S&P 500 Growth Index is an index that measures the performance of the growth stocks in the S&P 500 Index.	Thrivent Large Cap Growth Portfolio
S&P 500® Value Index	The S&P 500 Value Index is an index that measures the performance of the value stocks in the S&P 500 Index.	Thrivent Large Cap Value Portfolio
S&P Composite 1500® Index
The S&P Composite 1500 Index is an
unmanaged market capitalization-
weighted index tracking the performance
of the 3,000 largest U.S.-traded stocks,
which represent roughly 98% of all U.S.
incorporated equity securities.
Thrivent All Cap Portfolio

Index	Description	Portfolio
S&P Composite 1500® Health Care Index	The S&P Composite 1500 Health Care Index is an index that measures the performance of stocks in the S&P 1500 Index that are classified as members of the GICS® health care sector.	Thrivent Healthcare Portfolio
S&P MidCap 400® Index	The S&P MidCap 400 Index is an index that measures the performance of 400 mid-cap stocks.	Thrivent Mid Cap Index Portfolio Thrivent Mid Cap Stock Portfolio
S&P MidCap 400® Growth Index	The S&P MidCap 400 Growth Index is an index that measures the performance of the growth stocks in the S&P MidCap 400 Index.	Thrivent Mid Cap Growth Portfolio
S&P MidCap 400® Value Index	The S&P Midcap 400 Value Index is an index that measures the performance of the value stocks in the S&P MidCap 400 Index.	Thrivent Mid Cap Value Portfolio
S&P SmallCap 600® Index	The S&P SmallCap 600 Index is an index that measures the performance of a group of 600 small-cap stocks.	Thrivent Small Cap Index Portfolio Thrivent Small Cap Stock Portfolio
S&P SmallCap 600® Growth Index	The S&P SmallCap 600 Growth Index is an index that represents the average performance of 600 small-capitalization U.S. stocks.	Thrivent Small Cap Growth Portfolio

Financial Highlights

The financial highlights tables for the Portfolios are intended to help you understand the Portfolios’ financial performance for the past five years or, if shorter, the period of the Portfolios’ operations. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The returns do not reflect any charges that would normally occur at the separate account level. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, are included in the Portfolios’ Form N-CSR filing for the fiscal year ended December 31, 2025, which is available upon request. The financial highlights should be read in conjunction with the financial statements and notes thereto.

Thrivent Series Fund, Inc.
Financial Highlights

	PER SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2025	$19.57	$0.26	$2.58	$2.84	$(0.33)	$(1.59)
Year Ended 12/31/2024	17.80	0.30	2.49	2.79	(0.29)	(0.73)
Year Ended 12/31/2023	15.45	0.26	2.68	2.94	(0.31)	(0.28)
Year Ended 12/31/2022	21.60	0.17	(4.05)	(3.88)	(0.15)	(2.12)
Year Ended 12/31/2021	18.84	0.11	3.62	3.73	(0.17)	(0.80)
ALL CAP PORTFOLIO
Year Ended 12/31/2025	18.36	0.12	3.10	3.22	(0.11)	(0.53)
Year Ended 12/31/2024	15.80	0.11	3.00	3.11	(0.12)	(0.43)
Year Ended 12/31/2023	13.11	0.12	2.77	2.89	(0.14)	(0.06)
Year Ended 12/31/2022	19.82	0.14	(3.76)	(3.62)	(0.10)	(2.99)
Year Ended 12/31/2021	16.51	0.10	3.81	3.91	(0.07)	(0.53)
CONSERVATIVE ALLOCATION PORTFOLIO(c)
Year Ended 12/31/2025	7.63	0.37	0.38	0.75	(0.36)	—
Year Ended 12/31/2024	7.48	0.36	0.15	0.51	(0.36)	—
Year Ended 12/31/2023	7.06	0.35	0.35	0.70	(0.28)	—
Year Ended 12/31/2022	8.88	0.27	(1.36)	(1.09)	(0.24)	(0.49)
Year Ended 12/31/2021	8.56	0.22	0.37	0.59	(0.27)	0.00
DYNAMIC ALLOCATION PORTFOLIO(d)
Year Ended 12/31/2025	15.33	0.57	1.28	1.85	(0.53)	(0.38)
Year Ended 12/31/2024	14.62	0.53	0.70	1.23	(0.52)	—
Year Ended 12/31/2023	13.36	0.51	1.13	1.64	(0.38)	—
Year Ended 12/31/2022	17.28	0.39	(2.76)	(2.37)	(0.32)	(1.23)
Year Ended 12/31/2021	15.91	0.32	1.63	1.95	(0.39)	(0.19)
EMERGING MARKETS EQUITY PORTFOLIO
Year Ended 12/31/2025	12.81	0.28	3.76	4.04	(0.25)	(0.23)
Year Ended 12/31/2024	13.13	0.27	0.89	1.16	(0.37)	(1.11)
Year Ended 12/31/2023	12.39	0.25	0.88	1.13	(0.39)	—
Year Ended 12/31/2022	17.09	0.10	(4.52)	(4.42)	(0.11)	(0.17)
Year Ended 12/31/2021	17.97	0.14	(0.99)	(0.85)	(0.03)	—
(a)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(c)Effective April 30, 2025, Diversified Income Plus Portfolio changed its name to Conservative Allocation Portfolio.
(d)Effective April 30, 2025, Balanced Income Plus Portfolio changed its name to Dynamic Allocation Portfolio
*All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets		Ratios to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.92)	$20.49	15.81%	$2,465.2	0.57%	1.31%	0.73%	1.14%	57%
(1.02)	19.57	16.05%	2,261.8	0.57%	1.57%	0.73%	1.40%	49%
(0.59)	17.80	19.31%	2,052.1	0.57%	1.57%	0.74%	1.40%	43%
(2.27)	15.45	(17.92)%	1,769.1	0.57%	1.05%	0.73%	0.88%	52%
(0.97)	21.60	20.20%	2,144.1	0.57%	0.58%	0.73%	0.41%	52%

(0.64)	20.94	18.05%	214.6	0.66%	0.58%	0.66%	0.58%	131%
(0.55)	18.36	19.90%	194.8	0.66%	0.63%	0.66%	0.63%	24%
(0.20)	15.80	22.13%	168.7	0.67%	0.83%	0.67%	0.83%	63%
(3.09)	13.11	(18.21)%	142.9	0.66%	0.99%	0.66%	0.99%	44%
(0.60)	19.82	24.11%	177.7	0.65%	0.53%	0.65%	0.53%	62%

(0.36)	8.02	10.17%	587.0	0.48%	4.27%	0.48%	4.27%	48%
(0.36)	7.63	7.16%	607.2	0.47%	4.25%	0.47%	4.25%	52%
(0.28)	7.48	10.21%	658.5	0.47%	4.39%	0.47%	4.39%	85%
(0.73)	7.06	(12.38)%	689.6	0.46%	3.31%	0.46%	3.31%	263%
(0.27)	8.88	6.87%	877.3	0.45%	2.53%	0.45%	2.53%	269%

(0.91)	16.27	12.62%	381.9	0.66%	3.30%	0.66%	3.30%	62%
(0.52)	15.33	8.55%	393.1	0.65%	3.14%	0.65%	3.14%	70%
(0.38)	14.62	12.47%	414.2	0.64%	3.42%	0.64%	3.42%	70%
(1.55)	13.36	(13.77)%	405.0	0.63%	2.57%	0.63%	2.57%	191%
(0.58)	17.28	12.44%	507.1	0.62%	1.93%	0.62%	1.93%	165%

(0.48)	16.37	32.20%	74.0	1.15%	1.80%	1.52%	1.43%	76%
(1.48)	12.81	8.96%	62.1	1.15%	1.86%	1.59%	1.42%	69%
(0.39)	13.13	9.13%	66.7	0.87%	1.94%	1.50%	1.31%	141%
(0.28)	12.39	(25.91)%	67.6	1.20%	0.71%	1.29%	0.61%	31%
(0.03)	17.09	(4.73)%	97.1	1.20%	0.73%	1.20%	0.73%	33%
(b)Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	PER SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
ESG INDEX PORTFOLIO
Year Ended 12/31/2025	$19.38	$0.20	$3.22	$3.42	$(0.19)	$—
Year Ended 12/31/2024	15.99	0.18	3.38	3.56	(0.17)	—
Year Ended 12/31/2023	12.60	0.18	3.36	3.54	(0.15)	—
Year Ended 12/31/2022	16.53	0.13	(3.72)	(3.59)	(0.08)	(0.26)
Year Ended 12/31/2021	12.70	0.09	3.80	3.89	—	(0.06)
GLOBAL STOCK PORTFOLIO
Year Ended 12/31/2025	15.04	0.26	2.63	2.89	(0.29)	(1.43)
Year Ended 12/31/2024	13.73	0.31	1.75	2.06	(0.30)	(0.45)
Year Ended 12/31/2023	11.39	0.27	2.23	2.50	(0.16)	—
Year Ended 12/31/2022	16.39	0.18	(3.29)	(3.11)	(0.15)	(1.74)
Year Ended 12/31/2021	14.15	0.13	2.76	2.89	(0.14)	(0.51)
GOVERNMENT BOND PORTFOLIO
Year Ended 12/31/2025	9.60	0.38	0.30	0.68	(0.38)	—
Year Ended 12/31/2024	9.87	0.39	(0.27)	0.12	(0.39)	—
Year Ended 12/31/2023	9.77	0.32	0.10	0.42	(0.32)	—
Year Ended 12/31/2022	11.15	0.22	(1.38)	(1.16)	(0.22)	—
Year Ended 12/31/2021	11.71	0.15	(0.32)	(0.17)	(0.15)	(0.24)
HEALTHCARE PORTFOLIO
Year Ended 12/31/2025	24.38	0.22	2.93	3.15	(0.18)	(0.07)
Year Ended 12/31/2024	25.90	0.19	(0.12)	0.07	(0.21)	(1.38)
Year Ended 12/31/2023	25.34	0.20	0.84	1.04	(0.14)	(0.34)
Year Ended 12/31/2022	30.19	0.13	(1.96)	(1.83)	(0.07)	(2.95)
Year Ended 12/31/2021	28.23	0.07	3.46	3.53	(0.09)	(1.48)
HIGH YIELD PORTFOLIO
Year Ended 12/31/2025	4.18	0.27	0.09	0.36	(0.27)	—
Year Ended 12/31/2024	4.17	0.27	0.01	0.28	(0.27)	—
Year Ended 12/31/2023	3.96	0.24	0.21	0.45	(0.24)	—
Year Ended 12/31/2022	4.65	0.22	(0.68)	(0.46)	(0.23)	—
Year Ended 12/31/2021	4.67	0.21	(0.02)	0.19	(0.21)	—
(a)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets		Ratios to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.19)	$22.61	17.78%	$62.3	0.35%	0.92%	0.51%	0.75%	12%
(0.17)	19.38	22.33%	55.8	0.35%	1.03%	0.55%	0.83%	13%
(0.15)	15.99	28.19%	44.3	0.36%	1.25%	0.60%	1.01%	18%
(0.34)	12.60	(21.83)%	35.1	0.38%	1.17%	0.65%	0.90%	49%
(0.06)	16.53	30.78%	34.5	0.38%	0.98%	0.92%	0.44%	98%

(1.72)	16.21	20.82%	1,908.0	0.59%	1.76%	0.59%	1.76%	63%
(0.75)	15.04	15.25%	1,616.2	0.60%	1.99%	0.60%	1.99%	58%
(0.16)	13.73	22.03%	1,514.6	0.62%	2.14%	0.62%	2.14%	57%
(1.89)	11.39	(18.97)%	1,262.1	0.62%	1.43%	0.62%	1.43%	62%
(0.65)	16.39	20.71%	1,578.0	0.61%	0.82%	0.61%	0.82%	55%

(0.38)	9.90	7.32%	159.8	0.49%	3.91%	0.49%	3.91%	343%
(0.39)	9.60	1.17%	160.7	0.49%	4.01%	0.49%	4.01%	366%
(0.32)	9.87	4.38%	168.0	0.46%	3.27%	0.46%	3.27%	211%
(0.22)	9.77	(10.37)%	168.3	0.45%	2.17%	0.45%	2.17%	302%
(0.39)	11.15	(1.52)%	208.9	0.44%	1.33%	0.44%	1.33%	326%

(0.25)	27.28	13.07%	244.7	0.87%	0.79%	0.92%	0.74%	17%
(1.59)	24.38	(0.05)%	248.2	0.86%	0.65%	0.91%	0.60%	20%
(0.48)	25.90	4.14%	277.4	0.82%	0.75%	0.90%	0.68%	60%
(3.02)	25.34	(5.54)%	290.9	0.84%	0.50%	0.89%	0.45%	38%
(1.57)	30.19	12.77%	320.1	0.84%	0.26%	0.89%	0.21%	48%

(0.27)	4.27	8.78%	858.3	0.45%	6.38%	0.45%	6.38%	39%
(0.27)	4.18	6.99%	822.2	0.45%	6.39%	0.45%	6.39%	58%
(0.24)	4.17	11.85%	785.9	0.45%	5.96%	0.45%	5.96%	30%
(0.23)	3.96	(10.21)%	727.6	0.44%	5.32%	0.44%	5.32%	45%
(0.21)	4.65	4.40%	884.3	0.44%	4.56%	0.44%	4.56%	69%
(b)Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	PER SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
INCOME PORTFOLIO
Year Ended 12/31/2025	$8.75	$0.41	$0.27	$0.68	$(0.41)	$—
Year Ended 12/31/2024	8.86	0.39	(0.11)	0.28	(0.39)	—
Year Ended 12/31/2023	8.45	0.36	0.41	0.77	(0.36)	—
Year Ended 12/31/2022	10.76	0.31	(2.00)	(1.69)	(0.32)	(0.30)
Year Ended 12/31/2021	11.44	0.31	(0.37)	(0.06)	(0.30)	(0.32)
INTERNATIONAL EQUITY PORTFOLIO(c)
Year Ended 12/31/2025	9.59	0.27	2.65	2.92	(0.25)	—
Year Ended 12/31/2024	9.48	0.23	0.19	0.42	(0.31)	—
Year Ended 12/31/2023	8.24	0.28	1.20	1.48	(0.24)	—
Year Ended 12/31/2022	11.42	0.21	(2.32)	(2.11)	(0.26)	(0.81)
Year Ended 12/31/2021	10.13	0.20	1.26	1.46	(0.17)	—
INTERNATIONAL INDEX PORTFOLIO
Year Ended 12/31/2025	13.38	0.36	3.76	4.12	(0.35)	—
Year Ended 12/31/2024	13.30	0.35	0.10	0.45	(0.37)	—
Year Ended 12/31/2023	11.52	0.31	1.73	2.04	(0.26)	—
Year Ended 12/31/2022	13.91	0.29	(2.33)	(2.04)	(0.31)	(0.04)
Year Ended 12/31/2021	12.66	0.28	1.09	1.37	(0.03)	(0.09)
LARGE CAP GROWTH PORTFOLIO
Year Ended 12/31/2025	58.44	0.18	8.94	9.12	(0.25)	(4.81)
Year Ended 12/31/2024	48.03	0.25	14.09	14.34	(0.24)	(3.69)
Year Ended 12/31/2023	36.55	0.24	16.28	16.52	(0.09)	(4.95)
Year Ended 12/31/2022	60.92	0.09	(20.28)	(20.19)	—	(4.18)
Year Ended 12/31/2021	55.13	(0.03)	12.13	12.10	(0.08)	(6.23)
LARGE CAP INDEX PORTFOLIO
Year Ended 12/31/2025	77.76	0.89	12.33	13.22	(0.85)	(2.34)
Year Ended 12/31/2024	63.78	0.89	14.76	15.65	(0.86)	(0.81)
Year Ended 12/31/2023	51.56	0.86	12.45	13.31	(0.77)	(0.32)
Year Ended 12/31/2022	64.75	0.79	(12.63)	(11.84)	(0.68)	(0.67)
Year Ended 12/31/2021	51.38	0.71	13.74	14.45	(0.81)	(0.27)
(a)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(c)Effective April 30, 2025, International Allocation Portfolio changed its name to International Equity Portfolio.
*All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets		Ratios to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.41)	$9.02	7.93%	$1,245.1	0.44%	4.61%	0.44%	4.61%	63%
(0.39)	8.75	3.15%	1,320.5	0.44%	4.42%	0.44%	4.42%	50%
(0.36)	8.86	9.30%	1,335.8	0.44%	4.20%	0.44%	4.20%	50%
(0.62)	8.45	(15.85)%	1,256.9	0.43%	3.42%	0.43%	3.42%	33%
(0.62)	10.76	(0.46)%	1,748.3	0.43%	2.80%	0.43%	2.80%	56%

(0.25)	12.26	30.87%	1,768.2	0.72%	2.40%	0.72%	2.40%	77%
(0.31)	9.59	4.29%	1,387.1	0.74%	2.29%	0.74%	2.29%	87%
(0.24)	9.48	18.11%	1,372.9	0.73%	2.59%	0.75%	2.58%	88%
(1.07)	8.24	(18.35)%	1,509.4	0.74%	2.33%	0.74%	2.33%	88%
(0.17)	11.42	14.46%	1,879.5	0.72%	1.67%	0.72%	1.67%	117%

(0.35)	17.15	31.15%	298.8	0.37%	2.46%	0.37%	2.46%	2%
(0.37)	13.38	3.33%	206.3	0.40%	2.59%	0.40%	2.59%	3%
(0.26)	13.30	17.77%	191.0	0.42%	2.65%	0.42%	2.65%	3%
(0.35)	11.52	(14.56)%	153.8	0.45%	2.59%	0.45%	2.59%	3%
(0.12)	13.91	10.86%	170.3	0.45%	2.14%	0.45%	2.14%	2%

(5.06)	62.50	16.95%	3,258.4	0.43%	0.29%	0.43%	0.29%	40%
(3.93)	58.44	30.62%	3,041.9	0.43%	0.44%	0.43%	0.44%	43%
(5.04)	48.03	47.07%	2,468.4	0.43%	0.56%	0.43%	0.56%	48%
(4.18)	36.55	(33.64)%	1,751.8	0.43%	0.22%	0.43%	0.22%	63%
(6.31)	60.92	22.97%	2,775.9	0.43%	(0.06)%	0.43%	(0.06)%	34%

(3.19)	87.79	17.62%	2,247.5	0.22%	1.09%	0.22%	1.09%	3%
(1.67)	77.76	24.74%	1,983.9	0.23%	1.19%	0.23%	1.19%	3%
(1.09)	63.78	26.01%	1,669.5	0.23%	1.45%	0.23%	1.45%	2%
(1.35)	51.56	(18.30)%	1,391.8	0.23%	1.42%	0.23%	1.42%	2%
(1.08)	64.75	28.41%	1,731.4	0.23%	1.20%	0.23%	1.20%	3%
(b)Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	PER SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
LARGE CAP VALUE PORTFOLIO
Year Ended 12/31/2025	$23.77	$0.36	$3.80	$4.16	$(0.40)	$(3.05)
Year Ended 12/31/2024	21.98	0.45	2.36	2.81	(0.38)	(0.64)
Year Ended 12/31/2023	20.88	0.41	2.15	2.56	(0.37)	(1.09)
Year Ended 12/31/2022	24.15	0.40	(1.63)	(1.23)	(0.30)	(1.74)
Year Ended 12/31/2021	19.18	0.33	5.71	6.04	(0.27)	(0.80)
MID CAP GROWTH PORTFOLIO
Year Ended 12/31/2025	15.09	(0.05)	0.42	0.37	—	—
Year Ended 12/31/2024	13.70	(0.04)	1.43	1.39	—	—
Year Ended 12/31/2023	11.70	(0.04)	2.04	2.00	—	—
Year Ended 12/31/2022	16.51	(0.04)	(4.67)	(4.71)	—	(0.10)
Year Ended 12/31/2021	14.82	(0.07)	1.82	1.75	—	(0.06)
MID CAP INDEX PORTFOLIO
Year Ended 12/31/2025	23.12	0.28	1.26	1.54	(0.28)	(1.00)
Year Ended 12/31/2024	20.95	0.29	2.52	2.81	(0.29)	(0.35)
Year Ended 12/31/2023	18.94	0.28	2.70	2.98	(0.27)	(0.70)
Year Ended 12/31/2022	24.50	0.27	(3.62)	(3.35)	(0.24)	(1.97)
Year Ended 12/31/2021	20.13	0.24	4.65	4.89	(0.23)	(0.29)
MID CAP STOCK PORTFOLIO
Year Ended 12/31/2025	21.33	0.15	0.70	0.85	(0.17)	(2.24)
Year Ended 12/31/2024	19.66	0.17	1.83	2.00	(0.11)	(0.22)
Year Ended 12/31/2023	18.18	0.11	2.39	2.50	(0.08)	(0.94)
Year Ended 12/31/2022	27.52	0.08	(5.16)	(5.08)	(0.08)	(4.18)
Year Ended 12/31/2021	22.69	0.07	6.30	6.37	(0.06)	(1.48)
MID CAP VALUE PORTFOLIO
Year Ended 12/31/2025	18.71	0.26	1.54	1.80	(0.22)	(1.41)
Year Ended 12/31/2024	17.53	0.27	1.39	1.66	(0.23)	(0.25)
Year Ended 12/31/2023	15.73	0.25	1.83	2.08	(0.13)	(0.15)
Year Ended 12/31/2022	16.65	0.16	(1.03)	(0.87)	—	(0.05)
Year Ended 12/31/2021	13.08	0.07	3.96	4.03	(0.07)	(0.39)
(a)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets		Ratios to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(3.45)	$24.48	19.65%	$3,370.5	0.62%	1.61%	0.62%	1.61%	25%
(1.02)	23.77	13.09%	2,840.3	0.63%	1.81%	0.63%	1.81%	30%
(1.46)	21.98	12.87%	2,717.0	0.63%	1.98%	0.63%	1.98%	25%
(2.04)	20.88	(4.68)%	2,474.9	0.63%	1.96%	0.63%	1.96%	21%
(1.07)	24.15	32.05%	2,512.1	0.63%	1.55%	0.63%	1.55%	22%

—	15.46	2.50%	86.9	0.88%	(0.33)%	0.96%	(0.41)%	69%
—	15.09	10.12%	90.3	0.85%	(0.25)%	0.96%	(0.37)%	63%
—	13.70	17.12%	77.7	0.85%	(0.31)%	0.99%	(0.45)%	47%
(0.10)	11.70	(28.52)%	55.5	0.85%	(0.41)%	1.05%	(0.62)%	35%
(0.06)	16.51	11.80%	56.9	0.85%	(0.51)%	1.08%	(0.74)%	51%

(1.28)	23.38	7.23%	720.2	0.25%	1.24%	0.25%	1.24%	15%
(0.64)	23.12	13.64%	690.5	0.25%	1.25%	0.25%	1.25%	17%
(0.97)	20.95	16.19%	634.1	0.25%	1.46%	0.25%	1.46%	19%
(2.21)	18.94	(13.25)%	558.3	0.25%	1.40%	0.25%	1.40%	14%
(0.52)	24.50	24.47%	654.6	0.24%	1.02%	0.24%	1.02%	18%

(2.41)	19.77	4.73%	1,775.3	0.66%	0.66%	0.66%	0.66%	64%
(0.33)	21.33	10.28%	2,197.8	0.66%	0.72%	0.66%	0.72%	43%
(1.02)	19.66	14.19%	2,323.5	0.66%	0.59%	0.66%	0.59%	38%
(4.26)	18.18	(17.96)%	2,050.5	0.66%	0.42%	0.66%	0.42%	30%
(1.54)	27.52	28.81%	2,629.7	0.65%	0.26%	0.65%	0.26%	41%

(1.63)	18.88	10.82%	49.2	0.89%	1.38%	1.11%	1.15%	58%
(0.48)	18.71	9.72%	49.9	0.89%	1.37%	1.10%	1.16%	55%
(0.28)	17.53	13.31%	52.3	0.90%	1.38%	1.05%	1.23%	53%
(0.05)	15.73	(5.23)%	53.2	0.90%	1.26%	1.09%	1.07%	29%
(0.46)	16.65	30.88%	30.3	0.90%	0.58%	1.42%	0.06%	29%
(b)Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	PER SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MODERATE ALLOCATION PORTFOLIO
Year Ended 12/31/2025	$15.56	$0.38	$1.55	$1.93	$(0.42)	$(1.33)
Year Ended 12/31/2024	14.68	0.40	1.48	1.88	(0.37)	(0.63)
Year Ended 12/31/2023	12.98	0.35	1.72	2.07	(0.36)	(0.01)
Year Ended 12/31/2022	17.18	0.25	(3.02)	(2.77)	(0.25)	(1.18)
Year Ended 12/31/2021	16.18	0.20	1.80	2.00	(0.26)	(0.74)
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2025	17.10	0.31	2.15	2.46	(0.35)	(1.10)
Year Ended 12/31/2024	15.82	0.35	1.85	2.20	(0.32)	(0.60)
Year Ended 12/31/2023	14.05	0.30	2.12	2.42	(0.38)	(0.27)
Year Ended 12/31/2022	19.19	0.21	(3.55)	(3.34)	(0.21)	(1.59)
Year Ended 12/31/2021	17.39	0.16	2.62	2.78	(0.23)	(0.75)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Year Ended 12/31/2025	13.23	0.48	1.02	1.50	(0.51)	(0.69)
Year Ended 12/31/2024	12.74	0.48	0.57	1.05	(0.43)	(0.13)
Year Ended 12/31/2023	11.70	0.41	0.98	1.39	(0.35)	—
Year Ended 12/31/2022	14.76	0.29	(2.45)	(2.16)	(0.28)	(0.62)
Year Ended 12/31/2021	14.47	0.23	0.78	1.01	(0.27)	(0.45)
MONEY MARKET PORTFOLIO
Year Ended 12/31/2025	1.00	0.04	0.00	0.04	(0.04)	—
Year Ended 12/31/2024	1.00	0.05	0.00	0.05	(0.05)	—
Year Ended 12/31/2023	1.00	0.05	0.00	0.05	(0.05)	—
Year Ended 12/31/2022	1.00	0.01	0.00	0.01	(0.01)	—
Year Ended 12/31/2021	1.00	0.00	0.00	—	—	—
MULTISECTOR BOND PORTFOLIO(c)
Year Ended 12/31/2025	9.00	0.45	0.25	0.70	(0.44)	—
Year Ended 12/31/2024	8.98	0.43	0.03	0.46	(0.44)	—
Year Ended 12/31/2023	8.66	0.43	0.32	0.75	(0.43)	—
Year Ended 12/31/2022	10.08	0.36	(1.41)	(1.05)	(0.37)	—
Year Ended 12/31/2021	10.20	0.30	(0.12)	0.18	(0.30)	—
(a)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(c)Effective April 30, 2025, Opportunity Income Plus Portfolio changed its name to Multisector Bond Portfolio.
*All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets		Ratios to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.75)	$15.74	13.63%	$8,775.8	0.43%	2.22%	0.62%	2.03%	45%
(1.00)	15.56	13.14%	9,070.6	0.42%	2.35%	0.62%	2.15%	44%
(0.37)	14.68	16.18%	9,310.4	0.44%	2.33%	0.62%	2.15%	42%
(1.43)	12.98	(16.19)%	8,954.1	0.44%	1.66%	0.62%	1.48%	88%
(1.00)	17.18	12.69%	11,664.1	0.43%	1.18%	0.61%	0.99%	106%

(1.45)	18.11	15.46%	8,026.6	0.45%	1.80%	0.68%	1.57%	48%
(0.92)	17.10	14.19%	7,058.9	0.44%	1.98%	0.68%	1.74%	36%
(0.65)	15.82	17.60%	6,691.7	0.45%	1.88%	0.68%	1.65%	35%
(1.80)	14.05	(17.41)%	6,211.5	0.46%	1.34%	0.68%	1.11%	61%
(0.98)	19.19	16.35%	7,946.0	0.45%	0.86%	0.67%	0.64%	74%

(1.20)	13.53	12.10%	3,298.3	0.45%	2.99%	0.60%	2.84%	34%
(0.56)	13.23	8.44%	3,715.1	0.45%	3.08%	0.60%	2.93%	49%
(0.35)	12.74	12.09%	4,207.6	0.45%	2.97%	0.59%	2.83%	49%
(0.90)	11.70	(14.73)%	4,362.8	0.45%	2.15%	0.59%	2.01%	128%
(0.72)	14.76	7.20%	5,693.3	0.45%	1.53%	0.58%	1.39%	148%

(0.04)	1.00	4.06%	423.2	0.31%	3.99%	0.31%	3.99%	N/A
(0.05)	1.00	5.07%	446.3	0.31%	4.92%	0.31%	4.92%	N/A
(0.05)	1.00	4.88%	413.0	0.31%	4.82%	0.31%	4.82%	N/A
(0.01)	1.00	1.36%	339.2	0.32%	1.52%	0.32%	1.52%	N/A
—	1.00	0.00%	235.0	0.09%	0.00%	0.42%	(0.33)%	N/A

(0.44)	9.26	7.93%	172.3	0.69%	4.90%	0.69%	4.90%	52%
(0.44)	9.00	5.23%	186.9	0.69%	4.86%	0.69%	4.86%	95%
(0.43)	8.98	8.94%	166.5	0.67%	4.89%	0.67%	4.89%	56%
(0.37)	8.66	(10.49)%	184.4	0.64%	3.96%	0.64%	3.96%	160%
(0.30)	10.08	1.80%	235.3	0.61%	2.91%	0.61%	2.91%	223%
(b)Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	PER SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
REAL ESTATE SECURITIES PORTFOLIO
Year Ended 12/31/2025	$26.19	$0.65	$(0.48)	$0.17	$(0.64)	$(1.87)
Year Ended 12/31/2024	27.23	0.64	0.11	0.75	(0.71)	(1.08)
Year Ended 12/31/2023	26.16	0.70	1.83	2.53	(0.56)	(0.90)
Year Ended 12/31/2022	36.42	0.56	(9.80)	(9.24)	(0.35)	(0.67)
Year Ended 12/31/2021	25.98	0.36	10.51	10.87	(0.43)	—
SHORT-TERM BOND PORTFOLIO(c)
Year Ended 12/31/2025	9.77	0.42	0.16	0.58	(0.41)	—
Year Ended 12/31/2024	9.61	0.37	0.17	0.54	(0.38)	—
Year Ended 12/31/2023	9.33	0.30	0.28	0.58	(0.30)	—
Year Ended 12/31/2022	9.98	0.19	(0.61)	(0.42)	(0.20)	(0.03)
Year Ended 12/31/2021	10.10	0.16	(0.12)	0.04	(0.16)	—
SMALL CAP GROWTH PORTFOLIO
Year Ended 12/31/2025	16.99	(0.05)	0.37	0.32	—	—
Year Ended 12/31/2024	15.33	(0.05)	1.71	1.66	—	—
Year Ended 12/31/2023	13.96	(0.03)	1.40	1.37	—	—
Year Ended 12/31/2022	19.79	(0.05)	(4.54)	(4.59)	—	(1.24)
Year Ended 12/31/2021	18.14	(0.10)	2.25	2.15	—	(0.50)
SMALL CAP INDEX PORTFOLIO
Year Ended 12/31/2025	21.66	0.27	0.81	1.08	(0.28)	(0.92)
Year Ended 12/31/2024	20.26	0.29	1.39	1.68	(0.28)	—
Year Ended 12/31/2023	18.18	0.27	2.53	2.80	(0.22)	(0.50)
Year Ended 12/31/2022	24.12	0.22	(4.16)	(3.94)	(0.25)	(1.75)
Year Ended 12/31/2021	19.36	0.25	4.87	5.12	(0.19)	(0.17)
SMALL CAP STOCK PORTFOLIO
Year Ended 12/31/2025	19.66	0.13	0.23	0.36	(0.11)	(1.08)
Year Ended 12/31/2024	17.77	0.11	1.90	2.01	(0.12)	—
Year Ended 12/31/2023	18.26	0.12	1.95	2.07	(0.11)	(2.45)
Year Ended 12/31/2022	25.14	0.16	(2.92)	(2.76)	(0.07)	(4.05)
Year Ended 12/31/2021	20.93	0.08	5.06	5.14	(0.19)	(0.74)
(a)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(c)Effective April 30, 2025, Limited Maturity Bond Portfolio changed its name to Short-Term Bond Portfolio
*All per share amounts have been rounded to the nearest cent.

Thrivent Series Fund, Inc.
Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets		Ratios to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(2.51)	$23.85	0.67%	$132.6	0.90%	2.47%	0.90%	2.47%	107%
(1.79)	26.19	3.21%	146.6	0.89%	2.22%	0.89%	2.22%	87%
(1.46)	27.23	10.14%	158.9	0.87%	2.53%	0.87%	2.53%	87%
(1.02)	26.16	(25.60)%	161.4	0.85%	1.79%	0.85%	1.79%	13%
(0.43)	36.42	42.11%	231.4	0.84%	1.10%	0.84%	1.10%	17%

(0.41)	9.94	6.06%	653.6	0.45%	4.21%	0.45%	4.21%	80%
(0.38)	9.77	5.61%	721.5	0.45%	3.84%	0.45%	3.84%	61%
(0.30)	9.61	6.39%	768.6	0.45%	3.19%	0.45%	3.19%	52%
(0.23)	9.33	(4.18)%	803.3	0.44%	1.96%	0.44%	1.96%	37%
(0.16)	9.98	0.27%	1,017.6	0.44%	1.55%	0.44%	1.55%	155%

—	17.31	1.87%	126.5	0.94%	(0.31)%	0.96%	(0.33)%	118%
—	16.99	10.85%	132.6	0.94%	(0.30)%	0.96%	(0.31)%	71%
—	15.33	9.86%	119.7	0.94%	(0.22)%	0.97%	(0.25)%	66%
(1.24)	13.96	(22.91)%	92.7	0.94%	(0.41)%	0.99%	(0.46)%	47%
(0.50)	19.79	11.94%	104.2	0.94%	(0.58)%	0.97%	(0.61)%	49%

(1.20)	21.54	5.80%	1,035.9	0.24%	1.26%	0.24%	1.26%	30%
(0.28)	21.66	8.44%	1,064.2	0.24%	1.33%	0.24%	1.33%	29%
(0.72)	20.26	15.79%	1,033.2	0.24%	1.49%	0.24%	1.49%	32%
(2.00)	18.18	(16.30)%	908.9	0.24%	1.29%	0.24%	1.29%	27%
(0.36)	24.12	26.50%	894.3	0.24%	1.07%	0.24%	1.07%	23%

(1.19)	18.83	2.45%	910.4	0.70%	0.69%	0.70%	0.69%	71%
(0.12)	19.66	11.37%	1,080.4	0.70%	0.58%	0.70%	0.58%	54%
(2.56)	17.77	12.62%	995.2	0.70%	0.67%	0.70%	0.67%	51%
(4.12)	18.26	(10.46)%	865.3	0.70%	0.73%	0.70%	0.73%	44%
(0.93)	25.14	24.77%	954.3	0.70%	0.32%	0.70%	0.32%	43%
(b)Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

4321 N. Ballard Rd.
Appleton, WI 54919-0001

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Portfolios. Additional information about a Portfolio’s investments is available in the Portfolio’s annual and semiannual reports and in Form N-CSR. In the Portfolio’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year. In Form N-CSR, you will find a Portfolio’s annual and semiannual financial statements. If you purchase shares through Thrivent: To make inquiries or to request a free copy of the SAI, a Portfolio’s annual or semiannual report, or other information such as a Portfolio’s financial statements, call 800-847-4836 or visit thriventportfolios.com/prospectus. If you purchase shares from a firm other than Thrivent: To make inquiries or to request a free copy of the SAI, a Portfolio’s annual or semiannual report, or other information such as a Portfolio’s financial statements, contact your financial professional or visit thriventportfolios.com/prospectus.
Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s website at sec.gov, and you may request copies of this information, after paying a duplicating fee, by sending an email to publicinfo@sec.gov.
1940 Act File No. 811-04603
The distributor for Thrivent Series Fund, Inc. is Thrivent Distributors, LLC, a registered broker/dealer, member FINRA and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
32065PR R4-26

Thrivent Series Fund, Inc.
Statement of Additional Information
Dated April 30, 2026
Portfolio
Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Portfolio
Thrivent Conservative Allocation Portfolio
Thrivent Dynamic Allocation Portfolio
Thrivent Emerging Markets Equity Portfolio
Thrivent ESG Index Portfolio
Thrivent Global Stock Portfolio
Thrivent Government Bond Portfolio
Thrivent Healthcare Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent International Equity Portfolio
Thrivent International Index Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Portfolio
Thrivent Multisector Bond Portfolio
Thrivent Real Estate Securities Portfolio
Thrivent Short-Term Bond Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio
Each of the above-referenced mutual funds (each a “Portfolio” and collectively the “Portfolios”) is a series of Thrivent Series Fund, Inc. (the “Fund”). This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Prospectus dated April 30, 2026.
The Portfolios’ financial statements contain important information about the Portfolios. For the fiscal period ended December 31, 2025, these statements, along with the Report of Independent Registered Public Accounting Firm, are included in the Fund’s Form N-CSR filing for such period and are incorporated herein by reference.
For a free copy of the Prospectus, this SAI, or an annual or semiannual report for the Portfolios, or to request other information or ask questions about the Portfolios, call toll-free 800-847-4836 or visit thriventportfolios.com/prospectus. You may also get information about the Portfolios on the EDGAR database on the SEC’s internet site at SEC.gov. Copies of the information may also be obtained, after paying a duplicating fee, by sending an email to publicinfo@sec.gov.
The Prospectus and SAI do not purport to create any contractual obligations between the Fund or any Portfolio and its shareholders. In addition, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Portfolios, including contracts with the investment manager or other parties who provide services to the Portfolios.
1

Table of Contents
2

History of the Fund
The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and was organized as a Minnesota corporation on February 24, 1986. The Fund is made up of 30 separate series or “Portfolios”. Each Portfolio is in effect a separate investment fund, and a separate class of capital stock of the Fund is issued with respect to each Portfolio. Each Portfolio of the Fund, other than Thrivent Large Cap Growth Portfolio, is diversified within the meaning of the 1940 Act. Thrivent ESG Index Portfolio and Thrivent Large Cap Index Portfolio may become non-diversified, within the meaning of the 1940 Act, solely because of a change in relative market capitalization or index weighting of one or more constituents of its respective Index.
Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.
Investment Policies and Restrictions
In addition to those practices stated in the Prospectus, the Portfolios may purchase the securities or engage in the transactions described below. Each of these investment practices are non-principal investment strategies except as otherwise noted. References in this SAI to the Portfolios investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies. In general, a Portfolio may make any investment, including investments which are not identified below, if such Portfolio’s investment adviser, Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”) reasonably believes that the investment is consistent with the Portfolio’s investment objective(s) and policies and the Portfolio’s investment limitations do not expressly prohibit the Portfolio from doing so. All percentage limitations and requirements (including those set forth in the fundamental investment restrictions discussed below) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with a Portfolio’s limitation or requirement. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.
Investments of Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio
Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio each seek to achieve their investment objective by investing in a combination of other series of the Fund, series of Thrivent Core Funds, and directly-held financial instruments in accordance with Section 12(d)(1) of the 1940 Act and applicable rules, regulations and/or exemptive relief thereunder.
Each of these Portfolios invests in private equity secondary funds, which purchase private assets from existing primary private equity investors. Private equity funds are not traded publicly and are generally only available to investors that meet certain eligibility criteria. As a result, these investments are often less liquid and more difficult to value than publicly traded equity securities. Investments in private equity funds are typically subject to longer-term commitments and may have uneven cash flows and higher expenses than other types of investments.
These four Portfolios are “diversified” within the meaning of the 1940 Act. A mutual fund is diversified if at least 75% of the value of its total assets is represented by U.S. Government securities (as defined in the 1940 Act), cash and cash
3

items, securities of other investment companies and other securities, excluding investments of more than 5% of the fund’s total assets in any one issuer and investments representing more than 10% of the outstanding voting securities of any one issuer.
Other Securities
Thrivent All Cap Portfolio, Thrivent Dynamic Allocation Portfolio, Thrivent Emerging Markets Equity Portfolio, Thrivent ESG Index Portfolio, Thrivent Global Stock Portfolio, Thrivent Healthcare Portfolio, Thrivent International Equity Portfolio, Thrivent International Index Portfolio, Thrivent Large Cap Growth Portfolio, Thrivent Large Cap Index Portfolio, Thrivent Large Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Mid Cap Index Portfolio, Thrivent Mid Cap Stock Portfolio, Thrivent Mid Cap Value Portfolio, Thrivent Real Estate Securities Portfolio, Thrivent Small Cap Growth Portfolio, Thrivent Small Cap Index Portfolio, Thrivent Small Cap Stock Portfolio, and—to the extent described above—Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio may each invest in other types of securities, including bonds, partnerships (including Master Limited Partnerships and Private Partnerships), forward contracts, preferred stocks, convertible bonds, convertible preferred stocks, rights, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Portfolios may invest in U.S. Government securities or cash, European Depository Receipts (EDRs) and the securities of trusts, including foreign investment trusts.
Thrivent High Yield Portfolio, Thrivent Income Portfolio, Thrivent Multisector Bond Portfolio and Thrivent Short-Term Bond Portfolio may also invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.
Thrivent Money Market Portfolio is managed in accordance with Rule 2a-7 and will only acquire investments that meet the portfolio requirements of Rule 2a-7, including those related to maturity, quality, diversification, and liquidity. The discussion of investments in this SAI is qualified by Rule 2a-7 limitations with respect to Thrivent Money Market Portfolio.
Bank Instruments
Each Portfolio may invest in bank instruments in pursuit of its investment objective. These instruments include, but are not limited to, certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker’s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker’s acceptance may be obtained from a domestic or foreign bank including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.
U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.
Investing in instruments issued by foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory
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taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.
Repurchase Agreements
Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. A Portfolio must take possession of collateral either directly or through a third-party custodian. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the market value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. A Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Portfolios’ investment adviser, Thrivent Financial for Lutherans (“Thrivent” or the “Adviser”), to be creditworthy. Thrivent Money Market Portfolio may enter into repurchase agreements that are collateralized by U.S. Government securities.
Restricted Securities
The Portfolios may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be subject to the potential for delays on resale and may be deemed to be liquid as determined by or in accordance with methods adopted by the Board of Directors (the “Board”). See the discussion of Illiquid Investments below. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Portfolio’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Portfolio may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities.
Illiquid Investments
Pursuant to Rule 22e-4 under the 1940 Act, each Portfolio other than Thrivent Money Market Portfolio (“22e-4 Portfolios”) may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An illiquid investment is an investment that a 22e-4 Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Thrivent Money Market Portfolio is subject to separate money market fund requirements limiting its investment in illiquid securities if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities. For purposes of Thrivent Money Market Portfolio, an illiquid security is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Portfolio.
The 22e-4 Portfolios have implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that are reasonably designed to assess and manage the 22e-4 Portfolios’ “liquidity risk” (defined by the U.S. Securities and Exchange Commission (“SEC”) as the risk that a 22e-4 Portfolio could not meet requests to redeem
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shares issued by the Portfolio without significant dilution of remaining investors’ interests in the Portfolio) pursuant to certain provisions of Rule 22e-4, as they relate to the Portfolios. The liquidity of a 22e-4 Portfolio’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. The adoption of the Liquidity Program is not a guarantee that a 22e-4 Portfolio will have sufficient liquidity to satisfy its redemption requests in all market conditions or that redemptions can be effected without diluting remaining investors in the 22e-4 Portfolio.
Reverse Repurchase Agreements
Each Portfolio also may enter into reverse repurchase agreements, which may be viewed as borrowings, subject to a Portfolio’s limitation on borrowings, made by a Portfolio. A reverse repurchase agreement is a transaction in which a Portfolio transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, with an agreement that at a stipulated date in the future the Portfolio will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Portfolio to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Portfolio will be able to avoid selling portfolio instruments at a disadvantageous time. The Portfolios will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes.
When-Issued and Delayed Delivery Transactions
Each Portfolio may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by a Portfolio with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Portfolio engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement date, the value of such instruments may be less than the cost thereof.
Dollar Roll Transactions
The Portfolios may enter into dollar roll transactions with respect to securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their purchase commitments. While the dollar roll transactions may result in higher transaction costs for the Portfolios, the Adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.
Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities
As described in the Prospectus, the principal strategies of certain Portfolios include investing in mortgage-backed securities (a type of asset-backed security that is backed by pools of underlying mortgages), including collateralized mortgage obligations (“CMOs”) and Multi-Class Pass-Through Securities (“MCPTS”), and the other Portfolios may invest in such instruments as a non-principal strategy. CMOs and MCPTS are debt instruments issued, and guaranteed as
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applicable, by either a U.S. government agency (the Government National Mortgage Association (GNMA or Ginnie Mae)), a U.S. government sponsored entity (the Federal National Mortgage Association (FNMA or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac)), or a private financial institution. GNMA is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the U.S. government. Private MBS are not guaranteed. The securities are issued in special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. MCPTS are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. MCPTS, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as “derivatives.”
FNMA and FHLMC are currently under a conservatorship established by the Federal Housing Finance Agency (FHFA). If FNMA and FHLMC are taken out of conservatorship, it is unclear whether the U.S. government would continue to enforce its rights or perform its obligations and how the capital structure of FNMA and FHLMC would be constructed post-conservatorship and what effects, if any, this might have on their creditworthiness. Accordingly, should the FHFA take the enterprises out of conservatorship, there could be an adverse impact on the value of their securities which could cause a Portfolio to lose value.
On June 3, 2019, under the FHFA’s “Single Security Initiative”, Fannie Mae and Freddie Mac started issuing uniform mortgage-backed securities (“UMBS”). The Single Security Initiative seeks to align the characteristics of certain Fannie Mae and Freddie Mac mortgage-based securities and to support the overall liquidity in certain markets. In addition, Freddie Mac has offered investors the opportunity to exchange outstanding legacy mortgage-backed securities for mirror UMBS. The effects that the Single Security Initiative may have on the market and other mortgage-backed securities are uncertain.
A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as “tranche”) has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates resulting in a loss of all or part of the premium, if any has been paid. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.
There are many classes of CMOs. Interest only classes (“IOs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes (“POs”) entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are “inverse floaters,” which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).
Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. The Portfolios would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, the Portfolios would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.
Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience
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greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Portfolio’s portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Portfolio’s portfolio.
An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.
Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.
Collateralized Debt Obligations
The Portfolios may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), and other similarly structured securities. CDOs are types of asset-backed securities. A CLO is ordinarily issued by a trust or other special purpose entity (“SPE”) and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans, held by such issuer. A CBO is ordinarily issued by a trust or other SPE and is typically backed by a diversified pool of fixed income securities (which may include high-risk, below investment-grade securities) held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Portfolio against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAl. CDOs may charge management fees and administrative expenses, which are in addition to those of a Portfolio.
For both CLOs and CBOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CLO or CBO typically has higher ratings and lower yields than its underlying securities, and may be rated investment-grade. Despite the protection from the equity tranche, CLO or CBO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to CLO or CBO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
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The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Senior Loans (All Portfolios Except Thrivent Money Market Portfolio)
The Portfolios may invest in senior loans. Senior loans hold the most senior position in the capital structure of a business entity, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. The proceeds of senior loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly, or semi-annually by reference to a base lending rate, plus a premium. The base lending rates generally are the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more major United States banks or the certificate of deposit rate, or other base lending rates used by commercial lenders.
Senior loans may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, Portfolios that hold senior loans may not be protected by the securities laws, the amount of public information available about senior loans will be limited, and the performance of investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser generally does not receive material, non-public information about borrowers, which may further limit the information available to the Adviser about senior loans. In the event the Adviser receives material, non-public information about a borrower that also issues public securities, the Adviser may be restricted from trading in such public securities which could adversely impact performance of a Portfolio. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.
Structured Securities
The Portfolios may invest in structured securities. The issuer of a structured security links the security’s coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, individual securities, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.
Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.
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In addition, structured securities include equity linked notes. An equity linked note is a note whose performance is tied to a single stock, a stock index or a basket of stocks. Equity linked notes can combine the principal protection normally associated with fixed income investments with the potential for capital appreciation normally associated with equity investments. Not all equity linked notes, however, provide principal protection. Upon the maturity of the note, the holder receives, but is not guaranteed, a return of principal based on the capital appreciation of the linked securities. Depending on the terms of the note, equity linked notes may also have a “cap” or “floor” on the maximum principal amount to be repaid to holders, irrespective of the performance of the underlying linked securities. The secondary market for equity linked notes may be limited, and the lack of liquidity in the secondary market may make these securities difficult to dispose of and to value. Equity linked notes will be considered equity securities for purposes of a Portfolio’s investment objective and policies.
Variable Rate Demand Notes
The Portfolios may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. These notes are normally not traded, and there is no secondary market for the notes. However, a Portfolio may demand payment of the principal for such Portfolio at any time. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might not be able to dispose of the note due to the absence of a secondary market. A Portfolio might suffer a loss to the extent of the default. The extent to which the Thrivent Money Market Portfolio can purchase these securities is subject to Rule 2a-7 under the 1940 Act.
Lending Securities (All Portfolios Except Thrivent Money Market Portfolio)
Consistent with applicable regulatory requirements, each Portfolio may from time to time lend the securities it holds to broker-dealers and other financial institutions, provided that such loans are made pursuant to written agreements and are initially secured by collateral in the form of cash or domestic securities in an amount equal to at least 102% of the market value of the loaned securities or foreign securities in an amount equal to at least 105% of the market value of the loaned securities. In electing to engage in securities lending for a Portfolio, the Adviser will take into account the investment objective and principal strategies of the Portfolio. For the period during which the securities are on loan, the lending Portfolio may be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan may be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities.
The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.
No Portfolio may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.
Environmental, Social and Governance (ESG) Factors
In selecting portfolio investments, portfolio managers and research analysts may consider ESG ratings and research alongside other investment considerations. The Adviser makes ESG ratings and research available to portfolio managers and research analysts in its investment tools. In developing an understanding of a portfolio company, the portfolio
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manager or research analyst may take into account the company’s approach to managing ESG issues for the purpose of identifying those most likely to have a material impact on the performance of the company.
Derivatives
Derivatives are financial instruments whose value derives from another security, an index, an interest rate or a currency. Each Portfolio may invest in exchange-traded futures and may, but is not required to, use a number of exchange-traded derivative instruments for risk management purposes or to seek to enhance investment returns. Exchange-traded futures are U.S. listed futures contracts where the future contract’s reference asset is an asset that a Portfolio could invest in directly, or in the case of an index future, is based on an index of a type of asset that a Portfolio could invest in directly.
While hedging can guard against potential risks, using derivatives adds to a Portfolio’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. For example, the price or value of the underlying instrument, asset, index, currency or rate may move in a different direction than expected or such movements may be of a magnitude greater or less than expected.
Another risk with derivatives is that some types can amplify a gain or loss, thereby creating investment exposure greater than the initial investment. For example, futures contracts can allow a Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in such transactions may be highly leveraged, and a Portfolio could potentially earn or lose substantially more money than the actual cost (if any) incurred when the derivative is entered into by a Portfolio. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset, index or rate.
With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for a Portfolio. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.
Derivatives can be difficult to value and illiquid, which means a Portfolio may not be able to close out a derivatives transaction in a cost-efficient manner. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Rule 18f-4 governs a Portfolio’s use of derivative investments and certain financing transactions (e.g., repurchase or reverse repurchase agreements). Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. The Trust has adopted written policies and procedures to manage the derivatives risks of the Portfolios and comply with the requirements of Rule 18f-4. Portfolios that use derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount are not subject to the full requirements of Rule 18f-4. The application of Rule 18f-4 to a Portfolio could restrict its ability to utilize derivative investments and financing transactions and prevent a Portfolio from implementing its principal investment strategies as described herein, which may result in changes to a Portfolio’s principal investment strategies and could adversely affect a Portfolio’s performance and its ability to achieve its investment objective.
Non-Standard Warrants (All Portfolios Except Thrivent Money Market Portfolio)
A Portfolio may use non-standard warrants, including low exercise price warrants or low exercise price options and participatory notes, to gain indirect exposure to issuers in certain countries. Non-standard warrants are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, they pay the holder the difference in price of the underlying security between the date the non-standard warrant was
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purchased and the date it is sold. Non-standard warrants are generally a type of equity-linked derivative that are traded over-the-counter and constitute general unsecured contractual obligations of the banks or broker-dealers that issue them. Generally, banks and broker-dealers associated with non-U.S.-based brokerage firms buy securities listed on certain foreign exchanges and then issue non-standard warrants that are designed to replicate the performance of certain issuers and markets. The performance results of non-standard warrants will not replicate exactly the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a non-standard warrant typically does not receive voting or other rights as it would if it directly owned the underlying security, and non-standard warrants present similar risks to investing directly in the underlying security. Additionally, non-standard warrants entail the same risks as other over-the-counter derivatives. These include the risk that the counterparty or issuer of the non-standard warrant may not be able to fulfill its obligations, that the holder and counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Additionally, there is no guarantee that a liquid market will exist for a particular non-standard warrant or that the counterparty or issuer of a non-standard warrant will be willing to repurchase such instrument when the Portfolio wishes to sell it.
Put and Call Options (All Portfolios Except Thrivent Money Market Portfolio)
As described below, each Portfolio may invest in options on another security, an index, a currency, or a futures contract. If the option is described as “covered,” the applicable Portfolio holds the investment underlying the option or has the right to obtain it at no additional cost.
Selling (“Writing”) Covered Call Options: The Portfolios may from time to time sell (write) covered call options on any portion of their investment portfolio as a hedge to provide partial protection against adverse movements in prices of securities in those Portfolios and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined (strike) price. As the writer of a call option, a Portfolio assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Portfolio until either the option expires or an offsetting transaction is entered into by the Portfolio.
If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Portfolio will generally not be called upon to deliver the security. A Portfolio will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Portfolio will generally be called upon to deliver the security. In this event, a Portfolio limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.
Buying Call Options: The Portfolios may also from time to time purchase call options on securities in which those Portfolios may invest. As the holder of a call option, a Portfolio has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Portfolio intends to purchase. In purchasing a call option, a Portfolio would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.
Selling Put Options: The Portfolios may from time to time sell (write) put options. As the writer of a put option, the Portfolio assumes the obligation to pay a predetermined (strike) price for the option’s underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Portfolio must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.
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If the price of the underlying security remains the same or rises above the strike price, the Portfolio generally will not be called upon to purchase the security. The Portfolio will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Portfolio may be called upon to purchase the security at the strike price.
Buying Put Options: The Portfolios may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined (strike) price. A Portfolio generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Portfolio. In purchasing a put option, a Portfolio would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Portfolio would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.
Options on Foreign Currencies: The Portfolios may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.
Index Options: The Portfolios may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.
Negotiated Transactions: The Portfolios will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. A Portfolio effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by the Adviser. Despite the Adviser’s best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Portfolio. This risk is described more completely in the section of this SAI entitled, “Risks of Transactions in Options and Futures.”
Options written or purchased by a Portfolio in negotiated transactions may be illiquid and there is no assurance that a Portfolio will be able to effect a closing purchase or closing sale transaction at a time when the Adviser believes it would be advantageous to do so. In the event the Portfolio is unable to effect a closing transaction with the holder of a call option written by the Portfolio, the Portfolio may not sell the security underlying the option until the call written by the Portfolio expires or is exercised.
Closing Transactions: The Portfolios may dispose of options that they have written by entering into “closing purchase transactions.” Those Portfolios may dispose of options that they have purchased by entering into “closing sale transactions.” A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.
A Portfolio realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Portfolio from writing the option. The Portfolio realizes a loss if the premium paid is more than the premium received. The Portfolio may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.
A Portfolio realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Portfolio realizes a loss if the premium received is less than the premium paid.
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Financial Futures and Options on Futures (All Portfolios Except Thrivent Money Market Portfolio)
Selling Futures Contracts: The Portfolios may sell financial futures contracts as a hedge against adverse movements in the prices of securities in these Portfolios. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; specified interest rates; mortgage-backed securities; corporate and municipal bonds; stocks; and indices of any of the foregoing. A futures contract sale creates an obligation for the Portfolio, as seller, to deliver the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In selling a futures contract, the Portfolio would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Portfolio. The Portfolio would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Portfolio.
Futures contracts have been designed by and are traded on boards of trade that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.
When a Portfolio sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker that are called “margin” by commodities exchanges and brokers. The payment of margin in these transactions is different than purchasing securities on margin. In purchasing securities on margin an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of margin involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Portfolio and its broker, but rather is a good faith deposit by a Portfolio to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Portfolio will receive or pay variation margin equal to the daily change in the value of the position held by the Portfolio.
Buying Futures Contracts: The Portfolios may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. A Portfolio may buy and sell futures contracts for a number of reasons, including: (1) to manage its exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.
A futures contract purchase creates an obligation by a Portfolio, as buyer, to take delivery of the specific type of instrument called for in the contract (or cash) at a specified future time for a specified price. In purchasing a futures contract, a Portfolio would realize a gain if, during the contract period, the price of the investments underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Portfolio intends to purchase. A Portfolio would realize a loss if the price of the investments underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar investments that a Portfolio intends to purchase.
Options on Futures Contracts: The Portfolios may also sell (write) and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received
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for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Portfolio intends to purchase.
Currency Futures Contracts and Options: The Portfolios may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Portfolio will not use such contracts or options for leveraging purposes.
Limitations: The Portfolios may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. In instances involving the purchase of futures contracts or call options thereon, a Portfolio will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.
In addition, the Thrivent All Cap Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio’s total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio’s total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio’s total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio’s total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
Swap Transactions (All Portfolios Except Thrivent Money Market Portfolio)
The Portfolios may enter into swap transactions, including, but not limited to, credit default, total return and interest rate swap agreements, and may purchase or sell caps, floors and collars. A credit default swap is an agreement between two parties to exchange the credit risk of a particular issuer or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay an agreed upon amount to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. There may be times, however, when a Portfolio buys a credit default swap, without owning the underlying reference entity or entities, as a potential means of enhancing the Portfolio’s investment returns. A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset plus any capital gains and losses over the payment period. The underlying asset is typically an index, loan or a basket of assets. Total return swaps provide the Portfolios with the additional flexibility of gaining exposure to a market or securities index by using the most cost-effective vehicle available. An interest rate swap involves the exchange by a Portfolio with another party of their respective commitments to pay or receive interest. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.
Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the other party to a swap
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defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
Currency Forward Contracts (All Portfolios Except Thrivent Money Market Portfolio)
The Portfolios may also sell and purchase currency forward contracts as a hedge against changes in prevailing levels of currency exchange rates. A currency forward contract is an OTC derivative that represents an obligation to purchase or sell a specific currency at a future date, at a price set at the time of the contract and for a period agreed upon by the parties which may be either a window of time or a fixed number of days from the date of the contract. A Portfolio may lose money on currency forward contracts if changes in currency rates do not occur as anticipated or if the Portfolio’s counterparty to the contract were to default. A Portfolio will not use such forward contracts for leveraging purposes.
Central Clearing and Trade Execution Regulations
The Commodity Exchange Act (the “CEA”) and related regulations enacted by the CFTC may require a Portfolio to clear certain derivative contracts (including swaps) through a clearinghouse or central counterparty (a “CCP”). At the present time, only certain interest rate swaps and credit default index swaps are subject to mandatory clearing. To clear a derivative with the CCP, the Portfolios submit the derivative to, and post margin with a futures commission merchant (“FCM”) that is a clearinghouse member. If a Portfolio must centrally clear a derivative transaction, the CFTC’s regulations may also require that the Portfolio enter into (or “execute”) that derivative over a market facility known as a swap execution facility (or “SEF”). The Portfolios may enter into the swap or other derivative with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the transaction to be transferred to the FCM for clearing. It may also enter into the trade with the FCM itself. The CCP, the FCM, SEF and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from a SEF or an Executing Dealer to the FCM for clearing, may expose a Portfolio to losses, increase its costs, or prevent the Portfolio from entering or exiting swap positions, accessing collateral or margin, or fully implementing its investment strategies. It is likely that in the future the CFTC will require additional types of derivatives to be traded on a SEF. The regulatory requirement to clear certain contracts or execute the contracts over a SEF could, either temporarily or permanently, reduce the liquidity of the derivatives or increase the costs of entering into those derivatives.
Exclusion from Regulation as a Commodity Pool Operator
Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association, neither the Adviser nor any Portfolio is deemed to be a “commodity pool operator” under the CEA, which, through the CFTC, regulates investments in futures, options on futures and swaps. Accordingly, neither the Fund nor the Adviser is subject to registration or regulation as such under the CEA. Under CFTC Rule 4.5 as currently in effect, each Portfolio will limit its trading activity in futures, option on futures and swaps (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:
•
Aggregate initial margin and premiums required to establish its futures, options on futures and swap positions do not exceed 5% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and losses on such positions; or
•
Aggregate net notional value of its futures, options on futures and swap positions does not exceed 100% of the liquidation value of the Portfolio’s portfolio, after taking into account unrealized profits and losses on such positions.
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Hybrid Investments (All Portfolios Except Thrivent Money Market Portfolio)
As part of their investment program and to maintain greater flexibility, the Portfolios may invest in hybrid instruments (a potentially high-risk derivative) that have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.
In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Portfolio and the seller of the hybrid instrument, the creditworthiness of the counterparty to the transaction would be a risk factor that the Portfolio would have to consider. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
Risks of Transactions in Options and Futures (All Portfolios Except Thrivent Money Market Portfolio)
There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Portfolio’s hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.
There is a risk that Thrivent could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Portfolio would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Portfolio’s return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent’s accuracy in predicting the future market factors, such as changes in interest rate levels and securities price movements.
A Portfolio will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Portfolio may purchase and sell options in negotiated transactions. When a Portfolio uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.
There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Portfolio would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.
In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value, which may result in losses to a Portfolio.
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When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Portfolio could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.
Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Portfolio could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Portfolio could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.
It is not possible to predict fully the effects of current or future regulation. It is possible that developments in government regulation of various types of derivative instruments, or limits or restrictions on the counterparties with which the Portfolios engage in derivative transactions, may limit or prevent a Portfolio from using or limit a Portfolio’s use of these instruments effectively as a part of its investment strategy, and could adversely affect a Portfolio’s ability to achieve its investment objective. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business.
Leverage Risks
Leverage risk is created when an investment, (which includes, for example, an investment in a futures contract, option, or swap) exposes a Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Portfolio’s risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, currency, or other benchmark. Portfolios that invest in derivatives have various degrees of leverage risk.
Foreign Securities
Foreign securities may include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. For Thrivent Money Market Portfolio, the Portfolio may only invest in U.S. dollar-denominated foreign securities. Foreign securities may also include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Portfolio may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest-holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.
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Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Portfolio may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Portfolio’s return on these securities. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.
Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. The economic and political structures of developing countries in emerging markets, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in or with revenue exposures to countries with less developed legal, tax, regulatory, and accounting systems. There also may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject and accordingly, may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. For example, it is possible that purported securities in which the Portfolio invested may subsequently be found to be fraudulent and as a result a Portfolio could suffer losses. In addition, the Public Company Accounting Oversight Board (“PCAOB”) may experience difficulties with inspection, investigation, and enforcement capabilities in certain emerging market countries, which can hinder the PCAOB’s ability to engage in independent oversight or inspection of accounting firms located in or operating in such emerging markets. Emerging markets may also have differing legal systems which make it difficult for a Portfolio to pursue legal remedies with respect to its investments. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause a Portfolio’s share price to decline.
Some emerging market countries restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.
Risks of investing in emerging market countries may also include additional transaction costs, delays in settlement procedures, and unexpected market closures. Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems and currency volatility.
Local taxation of income and capital gains accruing to non-residents varies throughout emerging market countries and could be high. Additionally, emerging market countries typically have less well-defined tax laws and procedures. Such
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laws, for example, may permit retroactive taxation such that the funds could become subject to local tax liabilities in the future that had not been anticipated when making the investment or in valuing assets.
Frontier markets are among the smallest, least mature and least liquid of the emerging markets; as a result, investments in frontier markets generally are subject to a greater risk of loss than are investments in developed markets or traditional emerging markets. Frontier market countries have smaller economies, less developed capital markets, greater market volatility, lower trading volume, more political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than are typically found in more developed markets.
Investing in China through Stock Connect. In recent years, non-Chinese investors, including certain Portfolios, have been permitted to make investments usually only available to foreign investors through a quota license or by purchasing from specified brokers in locations that have stock connect programs. China Stock Exchange-listed securities are available via brokers in Hong Kong through the Shanghai-Hong Kong Stock Connect program, through the Shenzhen-Hong Kong Stock Connect Program, and may be available in the future through additional stock connect programs as they are developed in different locations (collectively, “Stock Connect Programs”). The Shenzhen and Shanghai Stock Connect Programs are securities trading and clearing programs developed between the Stock Exchange of Hong Kong, the China Securities Depository and Clearing Corporation Limited and either the Shanghai Stock Exchange or the Shenzhen Stock Exchange. Investors through Stock Connect Programs are subject to People’s Republic of China regulations and Shanghai or Shenzhen Stock Exchange listing rules, among others. These include aggregate and individual daily quota limitations. Once the daily quota is reached, orders to purchase additional investments through the Stock Connect Program will be rejected, which may result in limitations on investment or the return of profits if a Portfolio purchases and sells shares of an issuer in which it owns above a certain threshold determined by China's securities rules. The regulations governing Stock Connect Programs are relatively new, untested and subject to changes which could adversely impact a Portfolio's rights with respect to the securities.
Additionally, investments through Stock Connect Programs are subject to various risks, including liquidity risk, currency risk, legal and regulatory uncertainty risk, execution risk, operational risk, tax risk, counterparty risk and credit risk. The risks associated with investments through Stock Connect Programs are in addition to the risks of investing in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economies and securities markets of China or Hong Kong. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978. Military conflicts, either in response to internal social unrest or conflicts with other countries, are an ever present consideration. Particularly, China's complex territorial dispute regarding the sovereignty of Taiwan has resulted in military conflicts that may adversely affect securities of Chinese issuers. The adoption or continuation of protectionist trade policies by one or more countries (including the U.S.) could lead to decreased demand for Chinese products and have an adverse effect on the Chinese securities markets. Chinese authorities may intervene in the China securities market and halt or suspend trading of securities for short or even longer periods of time. Recently, the China securities market has experienced considerable volatility and been subject to relatively frequent and extensive trading halts and suspensions. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, which could include securities held by a Portfolio.
Investments in China. Certain foreign companies are required to submit documentation to the SEC establishing that such foreign company is not owned or controlled by a government entity in that jurisdiction, and also require, among other things, disclosure in the foreign company’s annual report regarding the audit arrangements of, and government influence on, such foreign company. In addition, US persons are prohibited from engaging in any transaction in publicly-traded securities of companies identified by the US Government as “Chinese military-industrial complex companies” or in instruments that are derivative of, or are designed to provide investment exposure to, such securities. Securities of foreign issuers may also be de-listed from U.S. stock exchanges if such companies do not permit U.S. oversight of the auditing of their financial information over certain periods of time. If a Portfolio transacts in, or has exposure to, securities
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of such an affected foreign company, there could be a material adverse impact on the Portfolio's ability to achieve its investment objective as the Portfolio's ability to purchase affected securities may be limited.
In addition, US persons are prohibited from engaging in any transaction in publicly-traded securities of companies identified by the US Government as “Chinese military-industrial complex companies” or in instruments that are derivative of, or are designed to provide investment exposure to, such securities. Securities of foreign issuers may also be de-listed from U.S. stock exchanges if such companies do not permit U.S. oversight of the auditing of their financial information over certain periods of time. If a Portfolio transacts in, or has exposure to, securities of such an affected foreign company, there could be a material adverse impact on the Portfolio's ability to achieve its investment objective as the Portfolio's ability to purchase affected securities may be limited.
Variable Interest Entities (“VIEs”). Certain Portfolios may invest in U.S.- or Hong Kong-listed issuers that have entered into contractual relationships with a China-based business and/or individuals or entities affiliated with the China-based business through a structure known as a variable interest entity or “VIE.” Instead of directly owning the equity interests in the Chinese company, the listed company has contractual arrangements with the Chinese company, which are expected to provide the listed company with exposure to the China-based company. These arrangements are often used because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China. By entering into contracts with the listed company that sells shares to U.S. investors, the China-based companies and/or related individuals or entities indirectly raise capital from U.S. investors without distributing ownership of the China-based companies to U.S. investors. Although VIEs are a longstanding industry practice, to date, the Chinese government has never approved VIE structures. The China Securities Regulatory Commission (“CSRC”) has released new rules and implementing guidelines that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and may make the process to create VIEs more difficult and costly. Further, while the rules and implementing guidelines do not prohibit the use of VIE structures, this does not serve as a formal endorsement. It is uncertain whether any additional new laws, rules, or regulations relating to VIE structures (generally, or with respect to specific industries) will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders, such as a Portfolio.
All or most of the value of an investment in companies using a VIE structure depends on the enforceability of the contracts between the listed company and the China-based VIE. Risks associated with such investments include the risk that the Chinese government could determine at any time and without notice that the underlying contractual arrangements on which control of the VIE is based violate Chinese law, which may result in a significant loss in the value of an investment in a listed company that uses a VIE structure; that a breach of the contractual agreements between the listed company and the China-based VIE (or its officers, directors, or Chinese equity owners) will likely be subject to Chinese law and jurisdiction, which could impact whether and how the listed company or its investors could seek recourse in the event of an adverse ruling as to its contractual rights; and that investments in the listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the listed company, which may adversely impact the value of investments of the listed company.
The contractual arrangements permit the listed issuer to include the financial results of the China-based VIE as a consolidated subsidiary. The listed company often is organized in a jurisdiction other than the United States or China (e.g., the Cayman Islands), which likely will not have the same disclosure, reporting, and governance requirements as the United States. As with other Chinese companies with securities listed on US exchanges, US-listed VIEs and ADRs may be delisted if they do not meet US accounting standards and auditor oversight requirements. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of the Fund to transact in such securities and may increase the cost of the Fund if required to seek other markets in which to transact in such securities.
Geopolitical Risks and Armed Conflicts. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflict between Russia and Ukraine in Europe and conflicts in the Middle East, has the potential to adversely impact Portfolio investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional
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and global economic and financial markets, including significant market disruptions, increased volatility, reduced liquidity, and overall uncertainty. The timing, duration, and impact of such conflicts cannot be predicted. The foregoing may negatively impact a Portfolio’s performance and the value of an investment in the Portfolio, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Investments in Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the United States and most other developed countries. The United States and other countries have imposed broad-ranging economic sanctions on Russia, Belarus, certain Russian individuals and banking entities and corporations as a response to Russia’s invasion of Ukraine in February 2022. The resulting responses to Russia’s military actions (and potential further sanctions in response to continued military activity), the potential for military escalation and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility and reduced liquidity. Such sanctions – which may impact companies in many sectors, including energy, financial services and defense, among others – may negatively impact a Portfolio’s performance and/or ability to achieve its investment objective. These sanctions have resulted in freezing Russian securities, including securities held in the forms of ADRs and GDRs, and/or funds invested in prohibited assets, impairing the ability of a Portfolio to price, buy, sell, receive or deliver those securities and/or assets, which could cause a Portfolio to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions. In certain circumstances, such as when there is no market for a security or other means of disposing of a security, the affected security may be valued at zero. It is also possible that such sanctions may prevent U.S.-based entities that provide services to a Portfolio from transacting with Russian entities. Under such circumstances, a Portfolio may not receive payments due with respect to certain investments, such as the payments due in connection with the Portfolio’s holding of a fixed income security. The sanctions imposed on Russia by the United States and the European Union, as well as the threat of additional sanctions, could have further adverse consequences for the Russian economy, including continued weakening of the ruble, additional downgrades in the country’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Further military action, retaliatory actions and other countermeasures that Russia may take, including the seizure of foreign residents’ or corporate entities’ assets, cyberattacks and espionage against other countries and foreign companies, may negatively impact such assets, countries and the companies in which a Portfolio invests. The extent and duration of ongoing hostilities and related repercussions, including retaliatory actions or sanctions or countermeasures that may be taken by Russia or others subject to sanctions (such as cyberattacks), cannot be predicted.
Investments in Europe
A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Additionally, a number of countries in Europe have suffered terror attacks. The future proliferation and effects of these and similar events and other sociopolitical or geographical issues are not known but could suddenly and/or profoundly affect global economies, markets, certain industries and/or specific securities.
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Foreign Futures and Options
Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.
For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.
In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.
Foreign Currency Exchange-Related Securities and Foreign Currency Transactions
The Portfolios may invest in foreign currency exchange-related securities or engage in foreign currency transactions.
Foreign Currency Warrants. Foreign currency warrants are warrants that entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.
Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges.
Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.
The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining “time value” of the warrants
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(i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.
The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.
Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.
Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio’s use of such contracts would include, but not be limited to, the following:
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When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.
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When a Portfolio determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, the Portfolio may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio’s securities denominated in such foreign currency.
Alternatively, where appropriate, a Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Portfolio.
The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, the Adviser has the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.
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A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio’s investment objective and program. At the maturity of a forward contract, a Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by “rolling” that contract forward) or may initiate a new forward contract.
If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
A Portfolio’s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Portfolios reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Portfolios are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.
The use of forward contracts involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract or the failure of that party to make required payments or otherwise comply with the terms of the contract. Accordingly, the Adviser must assess the creditworthiness of the other party to determine the likelihood that the terms of the contract will be satisfied. In addition, as a general matter, forward contracts are not currently entered into or traded on exchanges and there is currently no central clearing function for these contracts; therefore, a Portfolio that enters into a forward contract may find it difficult to exit the position.
Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.
Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar. “Reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.
Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).
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Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.
Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.
U.S. Government Securities
The Portfolios may invest in U.S. Government securities. U.S. Government securities refer to a variety of debt securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government. The term also refers to repurchase agreements collateralized by such securities.
U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Other types of securities issued or guaranteed by Federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government. The U.S. government, however, does not guarantee the market price of any U.S. Government securities. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. From time to time, there has been uncertainty regarding the status of negotiations in the U.S. government to increase or suspend the statutory debt ceiling, which could increase the risk that the U.S. government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. government to be downgraded, increase volatility in both stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of certain kinds of debt.
In the case of securities not backed by the full faith and credit of the U.S. government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. The investor may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. Notably, in August 2023, Fitch Ratings downgraded the United States’ long-term foreign credit issuer default rating to AA+ from AAA, citing expected fiscal deterioration over the next three years.
Floating Rate Treasury Notes
The Portfolios may invest in floating rate Treasury notes. A floating rate Treasury note is a debt instrument with a variable interest rate tied to discount rates in auctions of 13-week Treasury bills. The issuance of floating rate obligations by the Treasury is new and there is no trading history for these instruments. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate notes are less sensitive to interest rate risk than fixed rate securities, they are subject to credit risk and default risk, which could impair their value.
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Foreign Government Securities
The Portfolios may invest in foreign government securities. Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.
Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.
These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Initial Public Offerings (“IPOs”)
The Portfolios may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Portfolio with a small asset base. The impact of IPOs on a Portfolio’s performance likely will decrease as the Portfolio’s asset size increases, which could reduce the Portfolio’s total returns. IPOs may not be consistently available to a Portfolio for investing, particularly as the Portfolio’s asset base grows. Because IPO shares frequently are volatile in price, a Portfolio may hold IPO shares for a very short period of time. This may increase the turnover of a Portfolio and may lead to increased expenses for the Portfolio, such as commissions and transaction costs. By selling shares, a Portfolio may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares (including the Portfolios) can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
A Portfolio’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. These companies may also be more dependent on key managers and third parties and may have limited product lines.
Special Purpose Acquisition Companies (“SPACs”)
Thrivent Healthcare Portfolio may invest in stock, warrants, rights and other interests issued by SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities, including the “founder’s” shares and warrants
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described below. A SPAC is a publicly traded company that raises investment capital via an IPO for the purpose of identifying and acquiring one or more operating businesses or assets. In connection with forming a SPAC, the SPAC’s sponsors acquire “founder’s” shares, generally for nominal consideration, and warrants that will result in the sponsors owning a specified percentage (typically 20%) of the SPAC’s outstanding common stock upon completion of the IPO. At the time a SPAC conducts an IPO, it has selected a management team but has not yet identified a specific acquisition opportunity. Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities and cash. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s public shareholders, the warrants expire, and the “founder’s” shares and such warrants become worthless. Because SPACs and similar entities are in essence “blank check” companies without operating histories or ongoing business operations (other than identifying and pursuing acquisitions), the potential for the long term capital appreciation of their securities is particularly dependent on the ability of the SPAC’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Portfolio invests will complete an acquisition or that any acquisitions completed by the SPACs in which the Portfolio invests will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may ultimately lead to an increase in the volatility of their prices following the acquisition. In addition, some of these securities may be considered illiquid and/or subject to restrictions on resale.
Real Estate Investment Trusts (“REITs”)
REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.
REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.
Investing in REITs would subject a Portfolio to risks associated with the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.
A Portfolio is also subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for favorable treatment under the Internal Revenue Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also may indirectly bear similar expenses of some of the REITs in which it invests.
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Other Investment Companies
Each Portfolio may invest in securities, consistent with applicable law, rules and regulations, including pursuant to Section 12(d)(1) of the 1940 Act and Rule 12d1-4 thereunder, and subject to any applicable exemptive relief, of other investment companies, including shares of closed-end investment companies, business development companies, unit investment trusts, open-end investment companies and exchange-traded funds, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses which would result in the Portfolio paying its proportionate share. Certain other investment companies may utilize financial leverage. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. The Portfolios will not invest in other investment companies for the purpose of gaining control of the investment company. The extent to which a Portfolio can invest in other investment companies is limited by federal securities laws. Each Portfolio may invest in other existing or future series of the Thrivent Core Funds, which are investment companies that are only offered to affiliates of the Portfolios and that do not charge an investment advisory fee.
Rule 12d1-4 permits funds to invest in other investment companies beyond the statutory limits, subject to certain conditions. Among other conditions, the rule prohibits a fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, the rule imposes certain voting requirements when a fund's ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions. These restrictions may limit a Portfolio's ability to invest in other investment companies to the extent desired. Because each underlying fund generally is obligated to pay advisory, administrative and service fees that are borne indirectly by investors, to the extent a Portfolio invests in underlying funds, there may be duplication of investment management and other fees. For purposes of the Thrivent Money Market Portfolio's 99.5% investment policy, the Portfolio includes investments in other government money market funds.
Exchange Traded Funds (“ETFs”) (All Portfolios Except Thrivent Money Market Portfolio)
The Portfolios may purchase the securities of ETFs, which are a type of fund bought and sold on a securities exchange that trade like a common stock. Each Portfolio could purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities held by the ETF, although lack of liquidity in an ETF could result in it being more volatile, and ETFs have management fees and other expenses that are incurred by a Portfolio through its ownership of the ETF. Certain ETFs may utilize financial leverage. ETFs are generally registered under the 1940 Act. Each Portfolio’s investment in ETFs will be limited by the restrictions imposed by the 1940 Act with respect to investments in investment companies, as described above.
Exchange-Traded Notes
The Portfolios may invest in exchange-traded notes (“ETNs”). ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until
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the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees and expenses. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.
There may be restrictions on a Portfolio’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.
Passive Foreign Investment Companies (All Portfolios Except Thrivent Money Market Portfolio)
Each Portfolio may purchase the securities of certain foreign entities and foreign investment funds, treated as passive foreign investment companies for U.S. federal income tax purposes. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Portfolios hold their investments.
In addition, the Portfolios may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.
To avoid such tax and interest, the Portfolios intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Portfolios will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.
Inflation-Linked Debt Securities
The Portfolios may invest in inflation linked securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index
30

(“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.
Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of varying years. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
If the periodic adjustment rate measuring inflation falls, the principal value of inflation indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.
While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonally adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.
Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though the Portfolio does not receive their principal until maturity.
Funding Agreements
The Portfolios may invest in funding agreements, which are short-term, privately placed debt instruments issued by insurance companies that provide investors the right to receive a rate of interest and the full return of principal at maturity. Funding agreements often include a put option that allows a fund to terminate the agreement at a specified time prior to maturity. Funding agreements generally offer a higher yield than other securities with similar credit ratings. The primary risks of a funding agreement are the credit quality of the insurance company that issues it and its general lack of liquidity.
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Defensive Investing
In response to market, economic, political or other conditions, each Portfolio (other than Thrivent Money Market Portfolio) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes that are inconsistent with the Portfolio’s principal investment strategies. Thrivent Money Market Portfolio may, from time to time, take temporary defensive positions by holding cash, shortening the Portfolio’s dollar-weighted average portfolio maturity or investing in other securities that are “eligible securities” for purchase by money market funds in anticipation of or in response to adverse market, economic, political or other conditions. If the Portfolio does this, different factors could affect the Portfolio’s performance and it may not achieve its investment objective.
Taxable Municipal Bonds
The Portfolios may invest in taxable municipal bonds. States, local governments and municipalities issue municipal bonds to raise money for certain purposes. Municipal bonds issued to finance activities with a broad public purpose are generally exempt from federal income tax. Taxable municipal bonds are most often used to finance private development projects but can be issued whenever the municipality exhausts its allowed limits of tax-exempt bonds. As such, the interest paid to holders of such bonds is taxable as ordinary income. Many taxable municipal bonds offer yields comparable to those of other taxable bonds, such as corporate and agency bonds. Taxable municipal bonds may be rated investment-grade or below investment-grade and pay interest based on fixed or floating rate coupons. Maturities may range from long-term to short-term. Taxable municipal bonds are subject to much of the same risks to which municipal bonds are subject. These risks include, among others, market risk, credit risk and interest rate risk.
General Market Risks
U.S. and global markets have experienced significant volatility in recent years. The Portfolios are subject to investment and operational risks associated with financial, economic, regulatory and other global market developments and disruptions, including those arising from war, terrorism, social unrest, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolios to lose value. These events can also impair the technology and other operational systems upon which the Portfolios’ service providers, including the Adviser, rely, and could otherwise disrupt the Portfolios’ service providers’ ability to fulfill their obligations to the Portfolios.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolios. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Portfolios being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. These and other developments may adversely affect the liquidity of the Portfolios’ holdings.
Disclosure of Portfolio Holdings
The Fund has adopted policies and procedures relating to disclosure of the Portfolios' securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Portfolios or useful to the Portfolios’ shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their shareholders) are met, the Portfolios do not provide or permit others to provide information about a Portfolio's holdings on a selective basis. Under no circumstances may the Portfolios, Thrivent or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.
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The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports. Each Portfolio’s portfolio holdings are disclosed on a regular basis in its semiannual and annual financial statements and additional information reports to shareholders. In addition, the Portfolios also publicly disclose their complete portfolio holdings periodically on Form N-PORT and the Thrivent Money Market Portfolio files portfolio holdings information on Form N-MFP. The Portfolios may also disclose portfolio holdings information in response to requests by governmental authorities.
The Portfolios generally will seek to disclose a full list of portfolio holdings, and may present a list of top 10 holdings, online at thrivent.com on a monthly basis, 30 or more days after the month-end. The Thrivent Money Market Portfolio will provide a full list of holdings as of the last day of the previous month. This information will be provided monthly by no later than the fifth business day of each month. The Thrivent Money Market Portfolio’s holdings information will be available on the website for a period of not less than six months. For each portfolio security, the posted information includes the name and the market value of the Portfolio’s holdings in the security. Additional information, including aggregated or descriptive information about portfolio holdings, may also be disclosed at any time, as long as the Portfolio’s Chief Compliance Officer or Chief Legal Officer determines that the release of this information will not disadvantage the Portfolios. Nonexclusive examples of this information include the number of shares or par value held; allocation among individual securities, asset classes, regions, countries, industries or sectors; performance attribution information based on industry, sector or geographic exposure; portfolio statistical information, such as price-to-earnings ratio, yield, duration, or credit quality information; and portfolio risk characteristics (i.e. standard deviation or Sharpe ratio). The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.
Thrivent may distribute or authorize the distribution of information about a Portfolio's holdings that is not publicly available, on the website or otherwise, as follows: (i) to its employees and affiliates that provide services to the Portfolio, (ii) to the Portfolio’s service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios (such service providers may include the Portfolios’ custodian, auditor, proxy voting service provider, pricing service vendors, liquidity vendors, securities lending agent, publisher, printer and mailing agent), (iii) to certain other parties, such as third-party consultants and ratings and ranking organizations, and (iv) to broker/dealers and certain other entities in order to assist the Portfolio with potential transactions and management of the Portfolio, including with respect to in-kind redemptions for liquidity management purposes.
Before any non-public disclosure of information about a Portfolio's holdings is permitted, the Fund’s Chief Compliance Officer or Chief Legal Officer must determine that the Portfolio has a legitimate business purpose for providing the portfolio holdings information and that the release of this information, including the frequency and time lag, will not disadvantage the Portfolio. In addition, the disclosure of holdings information must be in the best interests of the Portfolio’s shareholders, and the recipient must agree or have a duty to keep the information confidential and not to trade directly or indirectly based on the information. Notwithstanding the foregoing, a recipient of non-public holdings information received in connection with certain in-kind redemptions will not be prohibited from hedging or engaging in other transactions related to securities expected to be received in-kind.
In accordance with these policies and procedures, the Portfolios have ongoing arrangements with the following service providers to provide the Portfolios’ portfolio holdings information:
Service Provider	Service	Frequency
Acadia	Daily margin management	Daily
Accelex	Alternative investment management software	Daily
BlackRock	Trading system	Daily
Bloomberg	Trading system	Daily
Bloomberg BVAL	Pricing service	Daily
Calastone	Fund order trading	Daily
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Service Provider	Service	Frequency
Comply Advantage	OFAC screening tool	Ad-hoc
Confluence	Regulatory reporting vendor	Monthly
DealCloud	GP contracts, deal pipeline, trade ticket details	Ad-hoc
Donnelley Financial Solutions, Inc.	Website content	Monthly
DTCC	Trade matching platform	Daily
Ernst and Young	PFIC analysis	Quarterly
FactSet Research Systems Inc.	Systems vendor	Daily
Fidelity National Information Services, Inc.	Mutual fund accounting system vendor	Daily
Fidelity National Information Services, Inc.	Personal trading system vendor	Daily
FIS	Accounting book of record	Daily
Goldman Sachs Bank USA	Securities lending agent	Daily
Hamilton Lane	Managed service for investment analytics	Daily
ICE Data Services	Pricing service	Daily
IHS Markit	Bank loan settlement tools	Daily
IHS Markit	Pricing service	Daily
IManage	Legal document repository	Daily
Institutional Shareholder Services	Proxy voting & class action services vendor	Daily
ITG Inc.	Systems vendor	Daily
Lipper	Data vendor	Monthly; 1-day lag
Morningstar, Inc.	Data vendor	Monthly; 30-day lag
OSTTRA	Confirm and reconcile post-trade data	Daily
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Annually
PricingDirect Inc.	Pricing service	Daily
S&P Global	Corporate action solutions	Daily
SS&C	Marketing collateral system	Monthly; 5-day lag
State Street Bank and Trust Company	Bank loan servicing	Daily
State Street Bank and Trust Company	Custodian	Daily
State Street Bank and Trust Company	Systems vendor	Daily
VML	Website consultant	Monthly
Wolters Kluwer	Systems vendor	Monthly; 3-day lag
As part of the annual review of the compliance policies and procedures of the Portfolios, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the policy that have been made or recommended with the Board.
Investment Limitations
The fundamental investment restrictions for the Portfolios are set forth below. These fundamental investment restrictions may not be changed by a Portfolio except by the affirmative vote of a majority of the outstanding voting securities of that Portfolio as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a
34

meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a “1940 Act Majority Vote”).) Under these restrictions:
1.
None of the Portfolios may borrow money, except that a Portfolio may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Portfolio’s total assets immediately after the time of such borrowing.
2.
None of the Portfolios may issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the Securities and Exchange Commission.
3.
None of the Portfolios (except as noted below) will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. government securities, and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Portfolio’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio. This restriction does not apply to Thrivent Large Cap Growth Portfolio, which is “non-diversified” within the meaning of the 1940 Act. Also, this restriction does not apply to Thrivent ESG Index Portfolio or Thrivent Large Cap Index Portfolio if either becomes non-diversified, within the meaning of the 1940 Act, solely because of a change in relative market capitalization or index weighting of one or more constituents of its Index.
4.
None of the Portfolios will buy or sell real estate, except that any Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.
5.
None of the Portfolios may purchase or sell commodities or commodity contracts, except that any Portfolio may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).
6.
None of the Portfolios may make loans, except that any Portfolio may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.
7.
None of the Portfolios will underwrite the securities of other issuers, except where the Portfolio may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Portfolio may make pursuant to its fundamental investment restriction on lending.
8.
None of the Portfolios (except as noted below) will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to U.S. Government securities (as such term is defined in the 1940 Act). In addition, with respect to Thrivent Money Market Portfolio, this restriction does not apply to instruments issued by domestic banks. This restriction does not apply to Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio, which primarily invest in other Portfolios of the Fund that could be considered to be in the same industry. In addition, under normal circumstances, Thrivent Healthcare Portfolio will invest more than 25% of its total assets in the securities of issuers in the healthcare industry.
The following nonfundamental investment restrictions may be changed without shareholder approval. Under these restrictions:
35

1.
The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of “more than 25%”) of a Portfolio’s total assets.
2.
None of the Portfolios currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
3.
The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a “Government security” under the 1940 Act.
4.
The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Portfolios.
Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security (as discussed in this section of the SAI or elsewhere in the SAI or prospectus), are measured at the time a Portfolio purchases a security. The status, market value, maturity, credit quality, or other characteristics of the Portfolio’s securities may change after they are purchased, and this may cause the amount of the Portfolio’s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. Purchases by the Portfolio, however, during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
With respect to the fundamental investment restriction above about industry concentration, the Adviser defines industries according to any one or more widely recognized third-party providers and/or as defined by the Adviser. Third-party industry lists may include the Bloomberg Classification System and the Standard and Poor’s Global Industry Classification Standard (GICS) (industry level). The Adviser will also have broad authority to make exceptions from third-party industry lists and determine for each Portfolio how to classify issuers within or among industries based on such issuer’s characteristics and subject to applicable law.
In addition, Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio will consider the concentration policies of any underlying funds in which they invest. To the extent an underlying fund has adopted a policy to concentrate in a particular industry, the Portfolios will take such policy into account and not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in such industry.
The Fund has received an exemptive order (the “Order”) from the SEC that allows the Portfolios, along with other portfolios managed by the Adviser (each a “Participating Fund”), to engage in an interfund lending program (the “Program”). The Program enables a Participating Fund to lend cash directly to and borrow money from other Participating Funds for temporary purposes. The Program is subject to a number of conditions set forth in the application for the exemptive order, as amended (the “Application”), and the Order, including, among other things, (i) the requirement that the interfund loan rate is more favorable to the lending Participating Fund than the highest current overnight repurchase agreement rate available to the lending Participating Fund (the “Repo Rate”), and more favorable to the borrowing Participating Fund than the rate available that day for cash overdraft from the borrowing Participating Fund’s custodian (the “Bank Loan Rate”); (ii) that no Fund may borrow through the Program on an unsecured basis unless the Participating Fund’s outstanding borrowings from all sources immediately after the interfund borrowing total less than 10% of its total assets; provided that if the Participating Fund has a secured loan outstanding from any other lender, including but not limited to another Participating Fund, the Participating Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral; (iii) if a Participating Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Participating Fund may borrow through the Program only on a secured basis; (iv) no Participating Fund may lend money if the loan would cause its aggregate outstanding loans through the Program to exceed 15% of its net assets at the time of the loan; (v) a lending Participating Fund may not loan in excess of 5% of its net assets to any one Participating Fund; and (vi) each interfund loan may be
36

called on one business day’s notice by a lending Participating Fund. The Bank Loan Rate will be determined using a formula established by the Board. The interfund loan rate will be the average of the Repo Rate and the Bank Loan Rate. All interfund loans and borrowings must comply with the conditions set forth in the Application and the Order, which are designed to ensure fair and equitable treatment of all Participating Funds. Each Portfolio may participate in the Program only to the extent that its participation is consistent with the Portfolio’s investment objectives, limitations, and organizational documents. Upon implementation of the Program, Thrivent Financial administers the Program according to procedures approved by the Board.
Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio’s investment policies and limitations. For purposes of the Portfolios’ policies discussed above, any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.
Each Portfolio (with the exception of Thrivent Money Market Portfolio) along with other portfolios managed by the Adviser or an affiliate, has agreed to participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility to be utilized if needed for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. Interest is charged to each participating fund based on its borrowings at the higher of the Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%. Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing. Each participating Portfolio paid commitment fees in proportion to their respective net assets.
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Fund Management
The Fund’s Board of Directors and Officers
The Board is responsible for the oversight of the Fund’s business affairs and for exercising all powers except those reserved to the shareholders. Each Director oversees each of 30 series of the Fund and also serves as:
•
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 22 series, which offers Class A and Class S shares;
•
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent;
•
Trustee of Thrivent Core Funds, a registered investment company consisting of six funds that are established solely for investment by Thrivent entities; and
•
Trustee of Thrivent ETF Trust, a registered investment company consisting of five funds that are exchange-traded funds.
The Fund, Thrivent Mutual Funds, Thrivent Cash Management Trust, Thrivent Core Funds, and Thrivent ETF Trust are collectively referred to as the “Fund Complex.”
The following table provides biographical information about the Directors and officers of the Fund.
Interested Directors(1)
Name, Address and Year of Birth (2)	Position with the Fund and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation During Past 5 Years	Other Directorships Held Currently and within Past Five Years
Michael W. Kremenak (1978)	President since 2023; Director since 2021	64	Senior Vice President, President – Thrivent Funds and Investment Products, Thrivent since 2025; Senior Vice President and Head of Mutual Funds, Thrivent from 2020 to 2025	Trustee of Thrivent Church Loan and Income Fund from 2020 to 2023
David S. Royal (1971)	Chief Investment Officer since 2017; Director since 2015	64	Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to 2023
Currently, Board
Member of Thrivent
Bank and Advisory
Board Member of
Twin Bridge Capital
Partners; Trustee of
Thrivent Church Loan
and Income Fund
from 2018 to 2023;
Director of Thrivent
Trust Company from
2020 to 2022

38

Independent Directors(4)
Name, Address and Year of Birth (2)	Position with the Fund and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
Janice B. Case (1952)	Director since 2011	64	Retired	Independent Director and member of the Audit Committee and Governance and Nominating Committee at MN8 Energy LLC and MN8 Energy Holdings, LLC since 2023
Robert J. Chersi (1961)	Director since 2017	64	Founder of Chersi Services LLC (consulting firm) since 2014	Lead Independent Director since 2019 and Director and Audit Committee Chair at Acadian Asset Management Inc. (formerly BrightSphere Investment Group plc) since 2016
Arleas Upton Kea (1957)	Director since 2022	64	Deputy to the Chairman for External Affairs, FDIC in 2021; Chief Operating Officer and Deputy to the Chairman, FDIC from 2018 to 2021
Board of Directors,
Combined Federal
Campaign of the
National Capital Area
since 2021; Board of
Directors, University
of Texas Alumni
Association since
2021; Board of
Directors, University
of Texas Law School
Foundation since
2021

Paul R. Laubscher (1956)	Director since 2009	64	Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022	None
39

Name, Address and Year of Birth (2)	Position with the Fund and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
Robert J. Manilla (1962)	Director since 2022	64	Vice President and Chief Investment Officer, The Kresge Foundation from 2007 to 2022	Board Member of Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management LLC from 2013 to 2022
James A. Nussle (1960)	Director since 2011	64
President and Chief Executive
Officer of America’s Credit
Unions (formerly Credit Union
National Association) from 2014
to November 2025; Director of
Portfolio Recovery Associates
(PRAA) since 2010; CEO of The
Nussle Group LLC (consulting
firm) since 2009
				None
James W. Runcie (1963)	Director since 2022	64	Co-Founder and CEO of Ed Advancement since 2017	Board Member of Follett Higher Education since 2022; Board Member of ECMC Group since 2021; Director and Audit Committee Chair of Class Acceleration Corporation from 2021 to 2022
Constance L. Souders (1950)	Director since 2007	64	Retired	None
Officers
Name, Address and Year of Birth(2)	Position with Trust and Length of Service(3)	Principal Occupation During the Past 5 Years
Michael W. Kremenak (1978)	President since 2023; Director since 2021	Senior Vice President, President – Thrivent Funds and Investment Products, Thrivent since 2025; Senior Vice President and Head of Mutual Funds, Thrivent from 2020 to 2025
David S. Royal (1971)	Chief Investment Officer since 2017; Director since 2015	Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to 2023
40

Name, Address and Year of Birth(2)	Position with Trust and Length of Service(3)	Principal Occupation During the Past 5 Years
Sarah L. Bergstrom (1977)	Treasurer and Principal Accounting Officer since 2022
Vice President, Thrivent Funds Treasurer and Chief Operations
Officer, Thrivent since 2025; Vice President, Chief Accounting Officer/
Treasurer – Mutual Funds, Thrivent from 2022 to 2025; Head of Mutual
Fund Accounting, Thrivent from 2017 to 2022

Edward S. Dryden (1965)	Chief Compliance Officer since 2010	Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent since 2018
John D. Jackson (1977)	Secretary and Chief Legal Officer since 2020	Senior Counsel, Thrivent since 2017
Kathleen M. Koelling(5) (1977)	Privacy Officer since 2011	Vice President, Deputy General Counsel, Thrivent since 2018; Privacy Officer, Thrivent since 2011
Sharon K. Minta(5) (1973)	Anti-Money Laundering Officer since 2019	Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes Unit, Thrivent since 2019
Troy A. Beaver (1967)	Vice President since 2016	Vice President, Mutual Funds Marketing & Distribution, Thrivent since 2015
Andrew R. Kellogg(6) (1972)	Vice President since 2022
Vice President, Operations, New Business, Underwriting, and Mutual
Funds, Thrivent since 2025; Vice President, Operations Development and Relations, Thrivent from 2023 to 2025; Director of Strategic
Partnerships, Thrivent from 2021 to 2023; Director, Client Relations,
SS&C/DST Systems, Inc. from 2016 to 2021

Jill M. Forte (1974)	Assistant Secretary since 2016	Senior Counsel, Thrivent since 2017
Richard L. Ramczyk(5) (1976)	Assistant Treasurer since 2022	Director, Fund Accounting and Valuation, Thrivent since 2022; Manager, Mutual Fund Accounting Operations, Thrivent from 2011 to 2022
Taishiro A. Tezuka (1985)	Assistant Treasurer since 2023	Director, Fund Administration, Thrivent since 2023; Director, Asset Wealth Management, PricewaterhouseCoopers LLP from 2020 to 2022;

(1)“Interested person” of the Fund as defined in the 1940 Act by virtue of a position with Thrivent. Mr. Kremenak and Mr. Royal are considered interested persons because of their principal occupations with Thrivent.
(2)Unless otherwise noted, the address for each Director and Officer is 901 Marquette Avenue, Suite 2500, Minneapolis, MN 55402-3211.
(3)Each Director generally serves an indefinite term until her or his successor is duly elected and qualified. Officers generally serve at the discretion of the Board until their successors are duly appointed and qualified.
(4)The Directors, other than Mr. Kremenak and Mr. Royal, are not “interested persons” of the Fund and are referred to as “Independent Directors.”
(5)The address for this officer is 4321 North Ballard Road, Appleton, WI 54913.
(6)The address for this officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
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Additional Information on Directors
The Board has concluded, based on each Director’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other Directors, that each Director is qualified to serve on the Board. The qualifications that may be considered include, but are not limited to experience on other boards, occupation, business experience, education, knowledge regarding investment matters, diversity of experience, personal integrity and reputation and willingness to devote time to attend and prepare for Board and committee meetings. No one factor is controlling, either with respect to the group or any individual. Among the attributes or skills common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each of the other Directors, the Adviser, counsel, the Fund’s independent registered public accounting firm and other service providers, and to exercise effective and independent business judgment in the performance of their duties as Directors. Each Director’s ability to perform his or her duties effectively has been attained through the Director’s business, consulting, public service or academic positions and through experience from service as a board member of the Fund and other funds in the Fund Complex, another fund complex, public companies, or non-profit entities or other organizations as set forth below. The following is a summary of each Trustee’s particular professional and other experience that qualifies each person to serve as a Director of the Fund.
Interested Directors
Michael W. Kremenak has served as a Director on the Board of the Fund Complex since 2021. He is currently the President of the Fund Complex and previously served as Senior Vice President from 2020 to 2023 and as Secretary and Chief Legal Officer from 2015 to 2020. He served as a Trustee and Senior Vice President of Thrivent Church Loan and Income Fund from 2020 to 2023. Mr. Kremenak joined Thrivent in 2013 and is currently Senior Vice President, President of Thrivent Funds and Investment Products. Before joining Thrivent, Mr. Kremenak worked in the legal department of a large asset management firm. Mr. Kremenak serves on the board of a non-profit organization and the investment committees of two non-profit organizations.
David S. Royal has served as a Director on the Board of the Fund Complex since 2015. He is currently the Chief Investment Officer of the Fund Complex, and he previously served as President from 2015 to 2023 and as Secretary and Chief Legal Officer until 2015. He has served as Chief Financial Officer of Thrivent since 2022 and as Executive Vice President, Chief Investment Officer of Thrivent since 2017. Prior to his current position at Thrivent, Mr. Royal was Deputy General Counsel of Thrivent. He served as Trustee and President of Thrivent Church Loan and Income Fund from 2018 to 2023. Before joining Thrivent, Mr. Royal was a partner at an international law firm based in Chicago. Mr. Royal also has experience serving on the boards of directors of non-profit organizations.
Independent Directors
Janice B. Case has served as a Director on the Board of the Fund Complex since 2011 and as Chair of the Governance and Nominating Committee since 2012. She has over 40 years of experience in the electric utilities industry, including ten years as an executive officer of a Florida-based electric utility and holding company. She is currently an Independent Director and serves on the Audit Committee and the Governance and Nominating Committee for MN8 Energy LLC and MN8 Energy Holdings, LLC. Since leaving full-time corporate employment, Ms. Case gained mutual fund industry experience as a former director on the board of another fund complex. Ms. Case has also served as a director on several public corporate and non-profit boards.
Robert J. Chersi has served as a Director on the Board of the Fund Complex and as Chair of the Audit Committee since 2017. He also has been determined by the Board to be an Audit Committee financial expert. Mr. Chersi has over 30 years of experience in the financial services industry and is the founder of Chersi Services LLC, a financial consulting firm. He is currently the Lead Independent Director and Audit Committee Chair at Acadian Asset Management Inc. (formerly BrightSphere Investment Group plc). Mr. Chersi is also the Executive Director of the Center for Global Governance, Reporting and Regulation of the Lubin School of Business at Pace University. He served as a Director of E*TRADE Bank and E*TRADE Financial Corporation from 2019 to 2020.
42

Arleas Upton Kea has served as a Director on the Board of the Fund Complex since 2022 and as Chair of the Ethics and Compliance Committee since 2024. She retired after more than 35 years of government experience at the Federal Deposit Insurance Corporation (FDIC) where she served in various roles, including as the Deputy to the Chairman for External Affairs; Chief Operating Officer and Deputy to the Chairman; Director, Administration; Ombudsman; and in the Legal Division, including as Acting Deputy General Counsel. As a member of FDIC’s leadership team, she served on the operating committee and the compensation committee and led initiatives in strategic planning, risk management, crisis management, business continuity planning, public policy, external affairs, human resources, and diversity, equity and inclusion. She has gained experience as a director on the board of several non-profit organizations.
Paul R. Laubscher has served as a Director on the Board of the Fund Complex since 2009 and as Chair of the Board since 2019. He also previously served as Chair of the Investment Committee from 2010 through 2018 and during a period in 2022. He is a holder of the Chartered Financial Analyst designation and has over 25 years of experience as a portfolio manager. Mr. Laubscher was formerly a senior investment manager of the retirement fund of a large public technology company.
Robert J. Manilla has served as a Director on the Board of the Fund Complex since 2022 and as Chair of the Investment Committee since 2023. He has over 30 years of experience in the financial services industry, including from 2007 to 2022 as Vice President and Chief Investment Officer of the Kresge Foundation, a private, national foundation that works to expand opportunities in America's cities through grantmaking and social investing in arts and culture, education, environment, health, human services and community development in Detroit. Mr. Manilla spent 20 years in the auto industry where he held management roles in product development, sales and marketing, manufacturing, international operations, capital markets and asset management. He has experience as a member on the board of several private, public, and non-profit organizations.
James A. Nussle has served as a Director on the Board of the Fund Complex since 2011 and as Chair of the Ethics and Compliance Committee from 2022 to 2024. He has more than 20 years of public service experience, including serving as a Representative from Iowa in the House of Representatives from 1991 through 2007 and as Director of the U.S. Office of Management and Budget. Mr. Nussle served as the President and Chief Executive Officer of America’s Credit Unions (formerly the Credit Union National Association), a national trade association for credit unions, from 2014 through 2025. Mr. Nussle has gained experience as a director on the advisory board of a private equity firm and on the board of several non-profit organizations.
James W. Runcie has served as a Director on the Board of the Fund Complex since 2022, as Chair-elect of the Contracts Committee in 2025, and as Chair of the Contracts Committee since 2026. He is the Chief Executive Officer of Ed Advancement, a not-for-profit organization that provides institutional capacity building support to mission-focused colleges and universities. Mr. Runcie previously served at the US Department of Education as Chief Operating Officer of Federal Student Aid. Prior to his government service, Mr. Runcie was an investment banking executive at several firms including UBS Investment Bank, Bank of America, and Donaldson, Lufkin and Jenrette. Mr. Runcie currently serves on the boards of several for-profit and not-for-profit organizations.
Constance L. Souders has served as a Director on the Board of the Fund Complex since 2007 and as Chair of the Contracts Committee from 2010 through 2025. She also served as the Audit Committee financial expert from 2010 through 2016. Ms. Souders has over 20 years of experience in the mutual fund industry, including eight years as the former Treasurer of a mutual fund complex and registered investment adviser and the Financial and Operations General Securities Principal of a mutual fund broker-dealer.
Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund and its Portfolios rests with the Board. The Board has engaged Thrivent to manage the Portfolios on a day-to-day basis. The Board is responsible for overseeing Thrivent and other service providers in the operation of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of Minnesota law, other applicable laws and the Fund’s charter documents. The Board is currently composed of ten members, including eight Independent Directors and two Interested Directors. An “Independent Director” is not an
43

“interested person” (as defined in the 1940 Act) of the Fund, while an “Interested Director” is. The Board conducts regular meetings four times a year. In addition, the Board holds special in-person or virtual meetings or informal meetings to discuss specific matters that may arise or require action between regular meetings. The Independent Directors have engaged independent legal counsel and an industry consultant to assist them in performance of their oversight responsibilities.
The Board has appointed an Independent Director to serve in the role of Chair. The Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Directors generally between meetings. The Chair may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Fund’s charter documents, the designation of Chair does not impose on such Independent Director any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established five standing committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time may establish informal working groups or ad hoc committees to review and address the policies and practices of the Fund with respect to certain specified matters. The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of the Directors and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.
The Fund and the Portfolios are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Thrivent and other service providers (depending on the nature of the risk), which carry out the Portfolios’ investment management and business affairs. Each of Thrivent and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board’s general oversight of the Fund and the Portfolios and is addressed as part of various Board and committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Portfolio or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Fund, the Board, directly or through a committee, interacts with and reviews reports from, among others, Thrivent (including in its role as Liquidity Risk Management Program Administrator and Valuation Designee), the Chief Compliance Officer of the Fund, the Derivatives Risk Manager of the Trust, the independent registered public accounting firm for the Fund, and internal auditors for Thrivent, as appropriate, regarding risks faced by the Fund and its Portfolios, and Thrivent’s risk management functions.
With respect to liquidity risk, the Board or one of its committees reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation. With respect to valuation risk, the Board oversees the Adviser in its role as Valuation Designee and reviews periodic reporting addressing valuation matters with respect to the Funds, including the Valuation Designee's annual assessment of the adequacy and effectiveness of the Valuation Designee's process for determining the fair value of the designated portfolio of securities. With respect to derivatives risk, the Board or one of its committees reviews reports received from the Derivatives Risk Manager on an annual and interim (if necessary) basis that address the operation and effectiveness of the Derivatives Risk Management Program.
The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Portfolios’ compliance program and reports to the Board and the Ethics and Compliance Committee regarding compliance matters for the Portfolios and their principal service providers. In addition, as part of the Board’s annual review of the Fund’s advisory and other service provider agreements, the Board considers risk management aspects of these entities’ operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
44

Committees of the Board of Directors
The Board conducts oversight of the Fund with the assistance of five committees, which are Audit, Ethics and Compliance, Investment, Contracts, and Governance and Nominating. Each committee is comprised of all of the Independent Directors. The responsibilities of each committee are described below.
Audit Committee. The Audit Committee oversees management of financial risks and controls and is responsible for recommending the engagement or retention of the Fund’s independent auditors. The Audit Committee serves as the channel of communication between the independent auditors of the Fund and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process, including permitted non-audit services. A representative of business risk management, which functions as the Adviser’s internal audit group, meets with the Audit Committee and provides reports to the Audit Committee on an as-needed basis (but at least annually). The Audit Committee met four times during the past fiscal year.
Ethics and Compliance Committee. The Ethics and Compliance Committee monitors ethical and compliance risks and oversees the legal and regulatory compliance matters of the Portfolios. The Ethics and Compliance Committee meets with and receives reports from the Fund’s Chief Compliance Officer, Chief Legal Officer, Privacy Officer, Anti-Money Laundering Officer and other Adviser personnel on matters relating to the compliance program and other regulatory and ethics matters. The Ethics and Compliance Committee met five times during the past fiscal year.
Investment Committee. The Investment Committee is designed to review investment strategies and risks in conjunction with its review of the Portfolios’ performance. The Investment Committee assists the Board in its oversight of the investment performance of the Portfolios; the Portfolios’ consistency with their investment objectives and styles; management’s selection of benchmarks, peer groups and other performance measures for the Portfolios; and the range of investment options offered to investors in the Portfolios. The Investment Committee met five times in the past fiscal year.
Contracts Committee. The Contracts Committee assists the Board in fulfilling its duties with respect to the review and approval of contracts between the Fund and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board deems necessary or appropriate for the continuation of operations of each Portfolio. The Contracts Committee met six times in the past fiscal year.
Governance and Nominating Committee. The Governance and Nominating Committee assists the Board in fulfilling its duties with respect to the governance of the Fund, including the review and evaluation of the composition and operation of the Board and its committees, the annual self-assessment of the Board and its committees and periodic review and recommendations regarding compensation of the Independent Directors. The Governance and Nominating Committee makes recommendations regarding nominations for Directors and will consider nominees suggested by shareholders sent to the attention of the President of the Fund. The Governance and Nominating Committee met four times during the past fiscal year.
Beneficial Interest in the Fund by Directors
The following tables provide information as of December 31, 2025 regarding the dollar range of beneficial ownership by each Director in each series of the Fund. The dollar range shown in the third column reflects the aggregate amount of each Director’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Director. For Independent Directors only, the third column includes each Director’s deferred compensation, which is effectively invested in the Thrivent Mutual Funds. For more information on the deferred compensation plan and for the aggregate amount of each Director’s deferred compensation, see “Compensation of Directors and Officers” below.
45

Interested Directors
Name of Director	Dollar Range of Beneficial Ownership in the Portfolios		Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Michael W. Kremenak	None		Over $100,000
David S. Royal	Thrivent Aggressive Allocation Portfolio	$10,001-$50,000	Over $100,000
Independent Directors
Name of Director	Dollar Range of Beneficial Ownership in the Portfolios	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Director in the Family of Investment Companies
Janice B. Case	None	Over $100,000
Robert J. Chersi	None	Over $100,000
Arleas Upton Kea	None	Over $100,000
Paul R. Laubscher	None	Over $100,000
Robert J. Manilla	None	Over $100,000
James A. Nussle	None	Over $100,000
James W. Runcie	None	Over $100,000
Constance L. Souders	None	Over $100,000
Compensation of Directors and Officers
The Fund makes no payments to any of its officers for services performed for the Fund. The Independent Directors are paid an annual base compensation of $265,000 to serve on the Boards of the Fund Complex. Each Director also receives $10,000 for each quarterly Board meeting and any in-person special meeting attended. The Board Chair is compensated an additional $120,000 per year; the Chair of the Audit Committee, who also serves as the Audit Committee Financial Expert, is compensated an additional $50,000 per year; the Chair of the Contracts Committee, the Chair of the Investment Committee, the Chair of the Governance and Nominating Committee and the Chair of the Ethics and Compliance Committee are each compensated an additional $30,000 per year. Independent Directors are reimbursed by the Fund for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Directors of the Fund. The Directors receive no pension or retirement benefits in connection with their service to the Fund.
The following table provides the amounts of compensation paid to the Directors either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended December 31, 2025:
Name of Director	Aggregate Compensation from Fund	Total Compensation Paid by the Fund Complex(1)
Janice B. Case	$164,181	$330,000
Robert J. Chersi	$174,125	$350,000
46

Name of Director	Aggregate Compensation from Fund	Total Compensation Paid by the Fund Complex(1)
Arleas Upton Kea	$164,181	$330,000
Paul R. Laubscher	$208,929	$420,000
Robert J. Manilla	$164,181	$330,000
James A. Nussle	$149,264	$300,000
James W. Runcie(2)	$154,217	$309,900
Constance L. Souders	$164,181	$330,000

(1)The Fund has adopted a deferred compensation plan for the benefit of the Independent Directors of the Fund who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Fund. Compensation deferred is invested in Thrivent Mutual Funds, the allocation of which is determined by the individual Director. The Directors participating in the deferred compensation plan do not actually own shares of the Thrivent Mutual Funds through the plan, since deferred compensation is a general liability of the Thrivent Mutual Funds. However, a Director’s return on compensation deferred is economically equivalent to an investment in the applicable Thrivent Mutual Funds. For compensation paid during the fiscal year ended December 31, 2025, the total amount of deferred compensation payable to the Directors was $100,000 to Ms. Kea and $290,542 to Mr. Runcie.
(2)Mr. Runcie’s total compensation from the Fund and Fund Complex includes an additional $10,000 for serving as Chair-elect of the Contracts Committee in 2025.
47

Control Persons and Purchases of Securities
Shares in the Fund may be sold to:
•
Separate accounts (the “Accounts”) of Thrivent, which are used to fund benefits under various variable life insurance and variable annuity contracts (each a “variable contract”) issued by Thrivent;
•
Separate accounts of other insurance companies not affiliated with Thrivent, which are used to fund benefits under variable life insurance and variable annuity contracts; and
•
Other Portfolios of the Fund.
The Secretary of the Fund will vote shares owned by the Fund. The voting rights of variable contract owners, and limitations on those rights, are explained in separate prospectuses relating to such variable contracts. Thrivent and other insurance companies will vote shares attributable to variable contracts in accordance with the voting instructions of the variable contract owners. Any shares of a Portfolio attributable to a variable contract for which no timely voting instructions are received will be voted by Thrivent or other insurance companies in proportion to voting instructions that are received with respect to all variable contracts participating in the Portfolio. Thrivent is located at 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211.
The officers and Directors of the Fund cannot directly own shares of the Fund’s Portfolios, and they cannot beneficially own shares of the Fund unless they purchase variable contracts issued by Thrivent or other insurance companies. As of March 31, 2026, the officers and Directors of the Fund as a group beneficially owned less than 1% of the outstanding shares of any Portfolio.
Under the 1940 Act, any person who owns of record or is known by the Fund to own beneficially 5% or more of any class of a Portfolio’s outstanding shares is deemed a principal holder, and any person who owns more than 25% of a Portfolio’s outstanding shares is deemed a control person. A shareholder who beneficially owns more than 25% of a Portfolio’s shares is presumed to “control” the Portfolio, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Portfolio’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Portfolio shareholders.
To the best knowledge of the Fund, as of March 31, 2026, no person other than Thrivent, Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio owned, of record or beneficially, 5% or more of the outstanding shares of any Portfolio, except as set forth below:
Portfolio	Shareholder	Percent Owned
Thrivent Small Cap Index Portfolio	New York Life Insurance and Annuity Corporation 51 Madison Ave. New York, NY 10010-1603	25.43%
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Information as of March 31, 2026, with regard to record ownership in the Fund is provided below:
Name	Percentage of Shares Outstanding
Thrivent Financial for Lutherans	83.04%
Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio	16.56%
New York Life Insurance and Annuity Corporation	0.40%
Material Transactions with Independent Directors
No Independent Director of the Fund or any immediate family member of an Independent Director has had, during the two most recently completed calendar years, a direct or indirect interest in the investment adviser or the principal underwriter for the Portfolios, or in any person directly or indirectly controlling, controlled by or under common control with the investment adviser or the principal underwriter for the Portfolios exceeding $120,000. In addition, no Independent Director of the Fund or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was the Fund; an officer of the Fund; an investment company or an officer of any investment company having the same investment adviser or principal underwriter as the Portfolios or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by or under common control with the investment adviser or principal underwriter of the Portfolios; the Portfolios’ investment adviser or principal underwriter; an officer of the Portfolios’ investment adviser or principal underwriter; or a person or an officer of a person directly or indirectly controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Portfolios (an “Associated Person”). No Independent Director of the Fund or a member of the immediate family of an Independent Director has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $120,000 and which involved: payments for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.
49

Investment Adviser and Portfolio Managers
Investment Adviser
The Fund’s investment adviser, Thrivent, was founded in 1902 under the laws of Wisconsin, and is a fraternal benefit society owned by and operated for its members. The officers and directors of Thrivent who are affiliated with the Fund are set forth below under “Affiliated Persons.” Thrivent is located at 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211.
Investment decisions for each of the Portfolios are made by Thrivent, subject to the overall direction of the Board. Thrivent also provides investment research and supervision of each of the Portfolios’ investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of these assets.
Thrivent Financial Portfolio Managers
Other Accounts Managed
In addition to the Portfolios, the portfolio managers may manage other accounts. The following table provides information about other accounts managed by the portfolio managers as of December 31, 2025, unless otherwise noted.

Portfolio Manager	Types of Accounts (1)	Total # of Accounts Managed	Total Assets in the Accounts	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Brian J. Flanagan	Other Registered Investment Companies:	1	$3,030,354,421.22	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$91,012,913.59	0	$0
Brian W. Bomgren (2)	Other Registered Investment Companies:	3	$2,436,328,275.12	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$365,744,895.29	0	$0
Cortney L. Swensen (3)	Other Registered Investment Companies:	4	$2,950,188,930.93	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$84,614,343.79	0	$0
David R. Spangler	Other Registered Investment Companies:	7	$17,595,601,292.63	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$24,822,811,893.02	0	$0
David S. Royal	Other Registered Investment Companies:	4	$13,897,595,139.36	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
Graham Wong (5)	Other Registered Investment Companies:	1	$273,843,669.70	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
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Portfolio Manager	Types of Accounts (1)	Total # of Accounts Managed	Total Assets in the Accounts	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Gregory A. Scolaro	Other Registered Investment Companies:	1	$2,840,955,204.99	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
J.P. McKim	Other Registered Investment Companies:	1	$3,030,354,421.22	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$91,012,913.59	0	$0
Jaimin Soni	Other Registered Investment Companies:	1	$33,712,528.35	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$319,581,806.86	0	$0
James M. Tinucci	Other Registered Investment Companies:	1	$2,840,955,204.99	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$15,346,096.31	0	$0
Jing Wang (2)	Other Registered Investment Companies:	3	$2,436,328,275.12	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
John M. Northup (4)	Other Registered Investment Companies:	0	$0.00	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
Jon-Paul (JP) Gagne	Other Registered Investment Companies:	3	$1,991,062,138.20	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$10,983,063,503.89	0	$0
Jordan B. Winters	Other Registered Investment Companies:	1	$4,267,803,219.47	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
Katelyn R Young	Other Registered Investment Companies:	1	$2,840,955,204.99	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$15,346,096.31	0	$0
Kent L. White (3)	Other Registered Investment Companies:	3	$1,693,661,243.78	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$84,614,343.79	0	$0
Kurt J. Lauber	Other Registered Investment Companies:	2	$5,559,770,324.24	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$327,909,864.50	0	$0
51

Portfolio Manager	Types of Accounts (1)	Total # of Accounts Managed	Total Assets in the Accounts	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Lauri Brunner	Other Registered Investment Companies:	2	$6,610,844,834.62	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$309,155,037.13	0	$0
Mark C. Militello	Other Registered Investment Companies:	1	$33,712,528.35	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$10,426,769.73	0	$0
Matthew J. Carlone	Other Registered Investment Companies:	1	$2,840,955,204.99	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$15,346,096.31	0	$0
Michael P. Hubbard	Other Registered Investment Companies:	1	$76,202,528.53	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$10,452,998.08	0	$0
Nabil M. Elsheshai	Other Registered Investment Companies:	1	$76,202,528.53	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
Nicholas E. Griffith (5)	Other Registered Investment Companies:	1	$273,843,669.70	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
Nicolas M. Horns	Other Registered Investment Companies:	1	$4,267,803,219.47	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
Noah J. Monsen (2)	Other Registered Investment Companies:	4	$4,779,369,890.27	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$365,744,895.29	0	$0
Patrick D. Farley	Other Registered Investment Companies:	2	$109,915,056.88	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$10,452,998.08	0	$0
Paul J. Ocenasek	Other Registered Investment Companies:	1	$788,436,396.20	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$37,513,005.18	0	$0
Paul S. Tommerdahl	Other Registered Investment Companies:	1	$788,436,396.20	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	1	$37,513,005.18	0	$0
52

Portfolio Manager	Types of Accounts (1)	Total # of Accounts Managed	Total Assets in the Accounts	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Sharon Wang	Other Registered Investment Companies:	0	$0.00	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$365,744,895.29	0	$0
Shu Guo (2)	Other Registered Investment Companies:	3	$2,436,328,275.12	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
Stephen D. Lowe	Other Registered Investment Companies:	7	$16,094,546,325.89	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	0	$0.00	0	$0
Theron G. Whitehorn	Other Registered Investment Companies:	3	$2,196,951,186.53	0	$0
	Other Pooled Investment Vehicles:	1	$89,986,627.85	0	$0
	Other Accounts:	2	$590,430,544.46	0	$0
Thomas C. Lieu	Other Registered Investment Companies:	1	$3,216,728,709.09	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$327,909,864.50	0	$0
Vikram Kaura	Other Registered Investment Companies:	1	$3,030,354,421.22	0	$0
	Other Pooled Investment Vehicles:	0	$0.00	0	$0
	Other Accounts:	2	$91,012,913.59	0	$0

(1)The “Other Registered Investment Companies” represent series of Thrivent Mutual Funds that have substantially similar investment objectives and policies as the Portfolios(s) managed by the portfolio manager listed.
(2)In addition to series of Thrivent Mutual Funds, the “Other Registered Investment Companies” represent series of Thrivent Core Funds.
(3)In addition to series of Thrivent Mutual Funds, the “Other Registered Investment Companies” represent series of Thrivent ETF Trust.
(4)In addition to series of Thrivent Mutual Funds, the “Other Registered Investment Companies” represent series of Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund.
(5)The “Other Registered Investment Companies” represent a series of Thrivent ETF Trust.
Compensation
Each portfolio manager of Thrivent is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to the relative performance of each fund or account managed by the portfolio manager measured for one-, three-, and five-year periods against the median performance of other funds in the same peer group, as classified by Morningstar, or an index constructed with comparable criteria. Portfolio managers of private funds and/or proprietary accounts may receive an allocation of performance-based compensation. In addition, some portfolio managers are also eligible to participate in one or more of the following:
53

Long-Term Incentive Plan. Thrivent’s long-term incentive plan provides for an additional variable payment based on the extent to which Thrivent met corporate goals during the previous three-year period.
Deferred Compensation Plan. Thrivent’s deferred compensation plan allows for the deferral of salary and bonus into certain affiliated and unaffiliated mutual funds up to an annual dollar limit.
Key Employee Restoration Plan. Thrivent’s key employee restoration plan allows for the company to make a contribution to the plan on behalf of each participant.
Conflicts of Interest
The Adviser and its respective affiliates will be subject to certain conflicts of interest with respect to the services provided to the Portfolios. These conflicts will arise primarily, but not exclusively, from the involvement of the Adviser and the portfolio managers in other activities that from time to time conflict with the activities of the Portfolios. Portfolio managers at Thrivent typically manage multiple accounts. These accounts may include, among others, mutual funds, private funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts).
Managing and providing research to multiple accounts can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Certain portfolio managers of the Portfolios and other individuals employed by the Adviser may receive compensation based on the performance of accounts managed by the Adviser. Managing an account that charges a performance-based fee could give a portfolio manager an incentive to favor that account over accounts such as the Portfolios that don’t charge performance-based fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Portfolio managers and other investment personnel may also encounter conflicts of interest related to the sharing of ideas or investment opportunities with other employees of the Adviser. To manage and mitigate conflicts of interest related to side-by-side management and sharing of investment opportunities, the Adviser has developed compliance policies and procedures. Additional information about potential conflicts of interest is set forth in the Form ADV of the Adviser. A copy of Part 1 and Part 2A of the Adviser’s Form ADV is available on the SEC’s website (adviserinfo.sec.gov).
Ownership in the Portfolios
The following table provides information, as of December 31, 2025, on the dollar range of beneficial ownership held by each portfolio manager for the Portfolios they manage:
Portfolio Manager	Portfolio	Portfolio Ownership	Fund(1)	Fund Ownership	Ownership in Fund Complex(2)
Brian W. Bomgren	Thrivent All Cap Portfolio	None	N/A	N/A	$100,001-$500,000
	Thrivent ESG Index Portfolio	None	N/A	N/A
	Thrivent International Equity Portfolio	None	Thrivent International Equity Fund	None
	Thrivent International Index Portfolio	None	N/A	N/A
	Thrivent Large Cap Index Portfolio	None	N/A	N/A
	Thrivent Mid Cap Index Portfolio	None	N/A	N/A
	Thrivent Real Estate Securities Portfolio	None	N/A	N/A
	Thrivent Small Cap Index Portfolio	None	N/A	N/A
54

Portfolio Manager	Portfolio	Portfolio Ownership	Fund(1)	Fund Ownership	Ownership in Fund Complex(2)
Lauri A. Brunner	Thrivent Large Cap Growth Portfolio	None	Thrivent Large Cap Growth Fund	$50,001-$100,000	$500,001-$1,000,000
Matthew J. Carlone	Thrivent Small Cap Stock Portfolio	None	Thrivent Small Cap Stock Fund	None	$50,001-$100,000
Nabil M. Elsheshai	Thrivent Small Cap Growth Portfolio	None	Thrivent Small Cap Growth Fund	None	$50,001-$100,000
Patrick D. Farley	Thrivent Mid Cap Growth Portfolio	None	Thrivent Mid Cap Growth Fund	None	None
	Thrivent Small Cap Growth Portfolio	None	Thrivent Small Cap Growth Fund	None
Brian J. Flanagan	Thrivent Mid Cap Stock Portfolio	$10,001-$50,000	Thrivent Mid Cap Stock Fund	Over $1,000,000	Over $1,000,000
Jon-Paul (JP) Gagne	Thrivent Government Bond Portfolio	None	Thrivent Government Bond Fund	None	Over $1,000,000
	Thrivent Multisector Bond Portfolio	None	Thrivent Multisector Bond Fund	None
	Thrivent Short-Term Bond Portfolio	None	Thrivent Short-Term Bond Fund	$500,001-$1,000,000
Nicholas E. Griffith	Thrivent Mid Cap Value Portfolio	None	N/A	N/A	$100,001-$500,000
Shu Guo	Thrivent Emerging Markets Equity Portfolio	None	N/A	N/A	$100,001-$500,000
	Thrivent International Equity Portfolio	None	Thrivent International Equity Fund	None
David E. Heupel	Thrivent Healthcare Portfolio	None	N/A	N/A	$100,001-$500,000
Nicolas M. Horns	Thrivent Large Cap Growth Portfolio	None	Thrivent Large Cap Growth Fund	None	None
Michael P. Hubbard	Thrivent Small Cap Growth Portfolio	None	Thrivent Small Cap Growth Fund	$100,001-$500,000	$500,001-$1,000,000
Vikram Kaura	Thrivent Mid Cap Stock Portfolio	None	Thrivent Mid Cap Stock Fund	$100,001-$500,000	$500,001-$1,000,000
Kurt J. Lauber	Thrivent Large Cap Value Portfolio	None	Thrivent Large Cap Value Fund	Over $1,000,000	Over $1,000,000
Thomas C. Lieu	Thrivent Large Cap Value Portfolio	None	Thrivent Large Cap Value Fund	$50,001-$100,000	$500,001-$1,000,000
Stephen D. Lowe	Thrivent Aggressive Allocation Portfolio	None	Thrivent Aggressive Allocation Fund	$100,001- $500,000	Over $1,000,000
	Thrivent Conservative Allocation Portfolio	None	Thrivent Conservative Allocation Fund	$10,001-$50,000
	Thrivent Dynamic Allocation Portfolio	None	Thrivent Dynamic Allocation Fund	$10,001-$50,000
	Thrivent Global Stock Portfolio		Thrivent Global Stock Fund
	Thrivent Moderate Aggressive Allocation Portfolio	$500,001-$1,000,000	Thrivent Moderate Allocation Fund	Over $1,000,000
	Thrivent Moderately Aggressive Allocation Portfolio	None	Thrivent Moderately Aggressive Allocation Fund	Over $1,000,000
	Thrivent Moderately Conservative Allocation Portfolio	None	Thrivent Moderately Conservative Allocation Fund	None
	Thrivent Multisector Bond Portfolio	None	Thrivent Multisector Bond Fund	$10,000-$50,000
55

Portfolio Manager	Portfolio	Portfolio Ownership	Fund(1)	Fund Ownership	Ownership in Fund Complex(2)
J.P. McKim	Thrivent Mid Cap Stock Portfolio	None	Thrivent Mid Cap Stock Fund	$100,001-$500,000	$100,001-$500,000
Mark C. Militello	Thrivent Mid Cap Growth Portfolio	None	Thrivent Mid Cap Growth Fund	None	$100,001-$500,000
Noah J. Monsen	Thrivent All Cap Portfolio	None	N/A	N/A	Over $1,000,000
	Thrivent Emerging Markets Equity Portfolio	None	N/A	N/A
	Thrivent International Equity Portfolio	None	Thrivent International Equity Fund	$10,000-$50,000
	Thrivent Real Estate Securities Portfolio	None	N/A	N/A
John M. Northup	Thrivent Money Market Portfolio	None	Thrivent Money Market Fund	None	None
Paul J. Ocenasek	Thrivent High Yield Portfolio	None	Thrivent High Yield Fund	None	Over $1,000,000
David S. Royal	Thrivent Aggressive Allocation Portfolio	$10,001-$50,000	Thrivent Aggressive Allocation Fund	Over $1,000,000	Over $1,000,000
	Thrivent Global Stock Portfolio	None	Thrivent Global Stock Fund	None
	Thrivent Moderate Allocation Portfolio	None	Thrivent Moderate Allocation Fund	$100,001-$500,000
	Thrivent Moderately Aggressive Allocation Portfolio	None	Thrivent Moderately Aggressive Allocation Fund	None
	Thrivent Moderately Conservative Allocation Portfolio	None	Thrivent Moderately Conservative Allocation Fund	$100,001-$500,000
Gregory A. Scolaro	Thrivent Small Cap Stock Portfolio	None	Thrivent Small Cap Stock Fund	None	None
Jaimin Soni	Thrivent Mid Cap Growth Portfolio	None	Thrivent Mid Cap Growth Fund	None	$100,001-$500,000
David R. Spangler	Thrivent Aggressive Allocation Portfolio	$10,001-$50,000	Thrivent Aggressive Allocation Fund	$500,001- $1,000,000	$500,001-$1,000,000
	Thrivent Conservative Allocation Portfolio	None	Thrivent Conservative Allocation Fund	None
	Thrivent Dynamic Allocation Portfolio	None	Thrivent Dynamic Allocation Fund	None
	Thrivent Global Stock Portfolio	None	Thrivent Global Stock Fund	None
	Thrivent Moderate Allocation Portfolio	None	Thrivent Moderate Allocation Fund	None
	Thrivent Moderately Aggressive Allocation Portfolio	None	Thrivent Moderately Aggressive Allocation Fund	None
	Thrivent Moderately Conservative Allocation Portfolio	None	Thrivent Moderately Conservative Allocation Fund	None
Cortney L. Swensen	Thrivent Income Portfolio	None	Thrivent Income Fund	$100,001-$500,000	$500,001-$1,000,000
	Thrivent Short-Term Bond Portfolio	None	Thrivent Short-Term Bond Fund	$100,001-$500,000
James M. Tinucci	Thrivent Small Cap Stock Portfolio	None	Thrivent Small Cap Stock Fund	Over $1,000,000	Over $1,000,000
Paul S. Tommerdahl	Thrivent High Yield Portfolio	None	Thrivent High Yield Fund	None	$100,001-$500,000
Jing Wang	Thrivent Emerging Markets Equity Portfolio	None	N/A	N/A	None
56

Portfolio Manager	Portfolio	Portfolio Ownership	Fund(1)	Fund Ownership	Ownership in Fund Complex(2)
	Thrivent International Equity Portfolio	None	Thrivent International Equity Fund	None
Sharon Wang	Thrivent All Cap Portfolio	None	N/A	N/A	$100,001- $500,000
	Thrivent ESG Index Portfolio	None	N/A	N/A
	Thrivent International Index Portfolio	None	N/A	N/A
	Thrivent Large Cap Index Portfolio	None	N/A	N/A
	Thrivent Mid Cap Index Portfolio	None	N/A	N/A
	Thrivent Real Estate Securities Portfolio	None	N/A	N/A
	Thrivent Small Cap Index Portfolio	None	N/A	N/A
Kent L. White	Thrivent Government Bond Portfolio	None	Thrivent Government Bond Fund	$10,001-$50,000	Over $1,000,000
	Thrivent Income Portfolio	None	Thrivent Income Fund	$500,001-$1,000,000
Theron G. Whitehorn	Thrivent Conservative Allocation Portfolio	None	Thrivent Conservative Allocation Fund	$10,001-$50,000	$100,001-$500,000
	Thrivent Dynamic Allocation Portfolio	None	Thrivent Dynamic Allocation Fund	None
	Thrivent Multisector Bond Portfolio	None	Thrivent Multisector Bond Fund	$10,001-$50,000
Jordan B. Winters	Thrivent Large Cap Growth Portfolio	None	Thrivent Large Cap Growth Fund	None	None
Graham Wong	Thrivent Mid Cap Value Portfolio	None	N/A	N/A	$500,001-$1,000,000
Katelyn R. Young	Thrivent Small Cap Stock Portfolio	None	Thrivent Small Cap Stock Fund	None	$100,001- $500,000

(1)Each Fund listed is a series of the Thrivent Mutual Funds, is managed by the same portfolio manager(s) and has substantially similar investment objectives and policies to the corresponding Portfolio listed.
(2)Ownership in the Fund Complex includes investments in Thrivent Series Fund, Inc., Thrivent Mutual Funds, and Thrivent ETF Trust.
Affiliated Persons
The officers of the Fund are affiliated with the Adviser in the following capacities:
Affiliated Person	Position with Fund	Position with Thrivent
Michael W. Kremenak	Director and President	Senior Vice President, President – Thrivent Funds and Investment Products
David S. Royal	Director and Chief Investment Officer	Executive Vice President, Chief Financial Officer and Chief Investment Officer
Sarah L. Bergstrom	Treasurer and Principal Accounting Officer	Vice President, Thrivent Funds Treasurer and Chief Operations Officer
57

Affiliated Person	Position with Fund	Position with Thrivent
Edward S. Dryden	Chief Compliance Officer	Vice President, Chief Compliance Officer – Thrivent Funds
John D. Jackson	Secretary and Chief Legal Officer	Senior Counsel
Kathleen M. Koelling	Privacy Officer	Vice President, Deputy General Counsel
Sharon K. Minta	Anti-Money Laundering Officer	Director, Compliance and Anti- Money Laundering Officer
Troy A. Beaver	Vice President	Vice President, Mutual Funds Marketing & Distribution
Andrew R. Kellogg	Vice President	Vice President, Operations, New Business, Underwriting, and Mutual Funds
Jill M. Forte	Assistant Secretary	Senior Counsel
Richard L. Ramczyk	Assistant Treasurer	Director, Fund Accounting and Valuation
Taishiro A. Tezuka	Assistant Treasurer	Director, Fund Administration
The Advisory Agreement
The advisory agreement provides that the Fund pays, or provides for the payment of, the compensation of the directors who are not affiliated with Thrivent and all other expenses of the Fund (other than those assumed by Thrivent), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders’ reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund’s custodian for all services to the Fund, expenses of calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders’ meetings and expenses relating to the issuance, registration and qualification of shares of the Fund.
The advisory agreement will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board. The vote for approval must include the approval of a majority of the Directors who are not interested persons (as defined in the 1940 Act). The advisory agreement terminates automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. With respect to a particular Portfolio, the advisory agreement is terminable at any time without penalty by the Board or by the vote of a majority of the outstanding shares of such Portfolio. The Adviser may terminate the agreement on 60 days written notice to the Fund.
Advisory Fees
Thrivent receives an investment advisory fee as compensation for its services to the Fund. The fee is a daily charge equal to a percentage of the aggregate average daily net assets of the Portfolios as shown in the following table.
58

Thrivent Aggressive Allocation Portfolio
Portfolio assets invested in all asset types (including Thrivent mutual funds)
First $5 billion:	0.700%
Next $5 billion:	0.675%
Over $10 billion:	0.650%

Thrivent All Cap Portfolio
First $250 million:	0.550%
Over $250 million:	0.500%

Thrivent Conservative Allocation Portfolio
All assets:	0.400%

Thrivent Dynamic Allocation Portfolio
First $500 million:	0.550%
Next $500 million:	0.500%
Next $1.5 billion:	0.475%
Next $2.5 billion:	0.450%
Over $5 billion:	0.425%

Thrivent Emerging Markets Equity Portfolio
First $250 million:	0.900%
Over $250 million:	0.850%

Thrivent ESG Index Portfolio
First $1.5 billion:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent Global Stock Portfolio
First $500 million:	0.650%
Next $250 million:	0.575%
Next $250 million:	0.550%
Next $1.5 billion:	0.475%
Next $2.5 billion:	0.450%
Over $5 billion:	0.425%

Thrivent Government Bond Portfolio
First $250 million:	0.350%
Next $250 million:	0.300%
Next $500 million:	0.250%
Next $500 million:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent Healthcare Portfolio
First $250 million:	0.800%
Over $250 million:	0.750%

Thrivent High Yield Portfolio
All assets:	0.400%

59

Thrivent Income Portfolio
All assets:	0.400%

Thrivent International Equity Portfolio
First $250 million:	0.700%
Next $750 million:	0.650%
Next $500 million:	0.625%
Over $1.5 billion:	0.600%

Thrivent International Index Portfolio
First $1.5 billion:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent Large Cap Growth Portfolio
All assets:	0.400%

Thrivent Large Cap Index Portfolio
First $1.5 billion:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent Large Cap Value Portfolio
First $2.5 billion:	0.600%
Over $2.5 billion:	0.550%

Thrivent Mid Cap Growth Portfolio
First $200 million:	0.750%
Over $200 million	0.700%

Thrivent Mid Cap Index Portfolio
First $1.5 billion:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

Thrivent Mid Cap Stock Portfolio
First $200 million:	0.700%
Next $800 million:	0.650%
Next $1.5 billion:	0.600%
Next $2.5 billion:	0.550%
Over $5 billion:	0.525%

Thrivent Mid Cap Value Portfolio
First $200 million:	0.750%
Over $200 million	0.700%

60

Thrivent Moderate Allocation Portfolio
Portfolio assets invested in all asset types (including Thrivent mutual funds)
First $500 million:	0.650%
Next $1.5 billion:	0.625%
Next $3 billion:	0.600%
Next $5 billion:	0.575%
Over $10 billion:	0.550%

Thrivent Moderately Aggressive Allocation Portfolio
Portfolio assets invested in all asset types (including Thrivent mutual funds)
First $500 million:	0.700%
Next $1.5 billion:	0.675%
Next $3 billion:	0.650%
Next $5 billion:	0.625%
Over $10 billion:	0.600%

Thrivent Moderately Conservative Allocation Portfolio
Portfolio assets invested in all asset types (including Thrivent mutual funds)
First $500 million:	0.600%
Next $1.5 billion:	0.575%
Next $3 billion:	0.550%
Next $5 billion:	0.525%
Over $10 billion:	0.500%

Thrivent Money Market Portfolio
First $1.5 billion:	0.250%
Over $1.5 billion:	0.200%

Thrivent Multisector Bond Portfolio
First $500 million:	0.500%
Over $500 million	0.450%

Thrivent Real Estate Securities Portfolio
First $500 million:	0.750%
Over $500 million:	0.700%

Thrivent Short-Term Bond Portfolio
All assets:	0.400%

Thrivent Small Cap Growth Portfolio
First $200 million:	0.800%
Over $200 million:	0.750%

Thrivent Small Cap Index Portfolio
First $1.5 billion:	0.200%
Next $500 million:	0.150%
Over $2 billion:	0.100%

61

Thrivent Small Cap Stock Portfolio
First $200 million:	0.700%
Next $800 million:	0.650%
Next $1.5 billion:	0.600%
Next $2.5 billion:	0.550%
Over $5 billion:	0.525%
Unless otherwise noted, as of April 30, 2026, contractual expense reimbursements to limit expenses to the following percentages were in effect:
Portfolio	Percentage	Expiration Date
Thrivent Emerging Markets Equity Portfolio	1.15%	4/30/2027
Thrivent ESG Index Portfolio	0.34%	4/30/2027
Thrivent Mid Cap Growth Portfolio	0.89%	4/30/2027
Thrivent Mid Cap Value Portfolio	0.87%	4/30/2027
Thrivent Small Cap Growth Portfolio	0.94%	4/30/2027
For Thrivent Aggressive Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent Moderately Aggressive Allocation Portfolio, and Thrivent Moderately Conservative Allocation Portfolio, Thrivent has contractually agreed, for as long as the current fee structure is in place and through at least April 30, 2027, to waive an amount equal to any investment advisory fees indirectly incurred by those Portfolios as a result of their investment in any other mutual fund for which Thrivent or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. In addition, for as long as the current fee structure is in place and through at least April 30, 2027, Thrivent has contractually agreed to waive the management fees that are indirectly incurred by any Portfolio of the Fund as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). These contractual provisions may be terminated upon the mutual agreement between the Independent Directors of the Fund and Thrivent.
Thrivent may voluntarily reimburse expenses or waive all or a portion of the management fees of Thrivent Money Market Portfolio from time to time, including to avoid a negative yield. Any such voluntary expense reimbursement or waiver could be implemented, increased or decreased, or discontinued at any time. There is no guarantee that Thrivent Money Market Portfolio will be able to avoid a negative yield.
During the last three fiscal years, Thrivent was paid the following total dollar amounts (before giving effect to any expense reimbursements) under the investment advisory contracts then in effect.
Portfolio	12/31/2025	12/31/2024	12/31/2023
Thrivent Aggressive Allocation Portfolio	$16,285,572	$15,418,838	$13,292,352
Thrivent All Cap Portfolio	$1,101,497	$1,028,397	$848,943
Thrivent Conservative Allocation Portfolio	$2,364,059	$2,536,322	$2,694,916
Thrivent Dynamic Allocation Portfolio	$2,121,196	$2,249,383	$2,242,243
Thrivent Emerging Markets Equity Portfolio	$595,881	$595,314	$619,767
Thrivent ESG Index Portfolio	$114,720	$102,740	$78,064
Thrivent Global Stock Portfolio	$9,563,038	$8,883,822	$7,862,021
Thrivent Government Bond Portfolio	$564,102	$574,316	$586,906
Thrivent Healthcare Portfolio	$2,010,197	$2,276,373	$2,278,112
Thrivent High Yield Portfolio	$3,330,662	$3,198,616	$3,019,919
Thrivent Income Portfolio	$5,071,174	$5,296,937	$5,163,674
Thrivent International Equity Portfolio	$10,286,442	$9,268,517	$8,845,237
Thrivent International Index Portfolio	$510,682	$409,217	$345,101
62

Portfolio	12/31/2025	12/31/2024	12/31/2023
Thrivent Large Cap Growth Portfolio	$12,236,974	$11,279,770	$8,557,652
Thrivent Large Cap Index Portfolio	$3,810,641	$3,522,463	$3,042,023
Thrivent Large Cap Value Portfolio	$18,036,952	$17,481,714	$15,199,868
Thrivent Mid Cap Growth Portfolio	$663,578	$652,553	$507,019
Thrivent Mid Cap Index Portfolio	$1,386,619	$1,338,145	$1,171,305
Thrivent Mid Cap Stock Portfolio	$12,314,827	$14,845,367	$13,652,607
Thrivent Mid Cap Value Portfolio	$362,455	$379,783	$396,703
Thrivent Moderate Allocation Portfolio	$52,343,372	$55,732,135	$54,235,965
Thrivent Moderately Aggressive Allocation Portfolio	$48,220,823	$45,287,180	$42,036,034
Thrivent Moderately Conservative Allocation Portfolio	$19,585,653	$22,853,924	$24,161,179
Thrivent Money Market Portfolio	$1,132,309	$1,068,194	$925,184
Thrivent Multisector Bond Portfolio	$887,511	$876,875	$870,121
Thrivent Real Estate Securities Portfolio	$1,053,424	$1,144,155	$1,171,108
Thrivent Short-Term Bond Portfolio	$2,719,281	$2,967,303	$3,162,070
Thrivent Small Cap Growth Portfolio	$1,010,376	$1,030,662	$846,402
Thrivent Small Cap Index Portfolio	$2,022,567	$2,072,003	$1,875,118
Thrivent Small Cap Stock Portfolio	$6,327,303	$6,908,151	$6,030,262
The next table shows the total expenses reimbursed with respect to the Portfolios for the last three fiscal years.
Portfolio	12/31/2025	12/31/2024	12/31/2023
Thrivent Aggressive Allocation Portfolio	$3,894,302	$3,600,804	$3,171,510
Thrivent All Cap Portfolio	$—	$—	$—
Thrivent Conservative Allocation Portfolio	$—	$—	$—
Thrivent Dynamic Allocation Portfolio	$—	$—	$—
Thrivent Emerging Markets Equity Portfolio	$242,445	$289,436	$424,215
Thrivent ESG Index Portfolio	$93,732	$101,114	$93,335
Thrivent Global Stock Portfolio	$6,732	$—	$—
Thrivent Government Bond Portfolio	$—	$—	$—
Thrivent Healthcare Portfolio	$121,012	$138,426	$199,163
Thrivent High Yield Portfolio	$—	$—	$—
Thrivent Income Portfolio	$—	$—	$—
Thrivent International Equity Portfolio	$—	$—	$203,077
Thrivent International Index Portfolio	$—	$—	$—
Thrivent Large Cap Growth Portfolio	$—	$—	$—
Thrivent Large Cap Index Portfolio	$—	$—	$—
Thrivent Large Cap Value Portfolio	$—	$—	$—
Thrivent Mid Cap Growth Portfolio	$73,509	$98,276	$94,720
Thrivent Mid Cap Index Portfolio	$—	$—	$—
Thrivent Mid Cap Stock Portfolio	$—	$—	$—
Thrivent Mid Cap Value Portfolio	$108,659	$103,907	$78,416
Thrivent Moderate Allocation Portfolio	$17,323,024	$18,528,197	$16,774,069
Thrivent Moderately Aggressive Allocation Portfolio	$17,058,416	$16,761,647	$14,937,722
Thrivent Moderately Conservative Allocation Portfolio	$5,046,630	$6,049,698	$6,023,477
Thrivent Money Market Portfolio	$—	$—	$—
Thrivent Multisector Bond Portfolio	$—	$—	$—
63

Portfolio	12/31/2025	12/31/2024	12/31/2023
Thrivent Real Estate Securities Portfolio	$—	$—	$—
Thrivent Short-Term Bond Portfolio	$—	$—	$—
Thrivent Small Cap Growth Portfolio	$23,778	$19,393	$27,185
Thrivent Small Cap Index Portfolio	$—	$—	$—
Thrivent Small Cap Stock Portfolio	$—	$—	$—
Code of Ethics
The Fund and Thrivent have each adopted a code of ethics pursuant to the requirements of the 1940 Act and the Investment Advisers Act of 1940. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Portfolios are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.
Proxy Voting Policies
The Board has delegated to the Adviser the responsibility for voting any proxies with respect to each Portfolio in accordance with the proxy voting policies adopted by the Adviser. The Adviser’s proxy voting policy is included in Appendix A. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is updated each year by August 31 and is available without charge by calling 800-847-4836 or emailing mail@thrivent.com, by visiting the Variable Annuity Reference Center or the Variable Universal Life Reference Center at thrivent.com, at thriventportfolios.com/prospectus, and at SEC.gov where it is filed on Form N-PX.
64

Underwriting and Distribution Services
The Portfolios’ principal underwriter and distributor, Thrivent Distributors, LLC (“Thrivent Distributors”), is a Delaware limited liability company organized in 2015. Thrivent Distributors is an indirect wholly owned subsidiary of Thrivent and is located at 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211. The officers and directors of Thrivent Distributors who are affiliated with the Fund are set forth below under “Affiliated Persons.” Under a Distribution Agreement between the Fund and Thrivent Distributors (the “Distribution Agreement”), Thrivent Distributors offers the Portfolios’ shares for sale on a continuous basis and has agreed to use its best efforts to secure purchasers for the shares of the Portfolios. The Distribution Agreement continues in effect from year to year so long as its continuance is approved at least annually by the Board, including a majority of the Independent Directors.
Underwriting Commissions
Thrivent Distributors does not receive underwriting commissions from the Fund.
12b-1 Distribution Plan
Assets of the Portfolios are not subject to a Rule 12b-1 fee.
Affiliated Persons
The following officers of Thrivent Distributors are affiliated with the Fund.
Affiliated Person	Position with Fund	Position with Thrivent Distributors
Michael W. Kremenak	Director and President	Elected Manager and President
Edward S. Dryden	Chief Compliance Officer	Chief Compliance Officer
John D. Jackson	Secretary and Chief Legal Officer	Chief Legal Officer and Secretary
Troy A. Beaver	Vice President	Elected Manager and Vice President
Andrew R. Kellogg	Vice President	Vice President
65

Other Services
Custodian
The custodian for the Portfolios is State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016. The custodian is responsible for safeguarding the Portfolios’ assets held in the United States and for serving as the Portfolios’ foreign custody manager.
Transfer Agent
Thrivent Financial Investor Services Inc., 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211, provides transfer agency and dividend payment services necessary to the Portfolios. Under the contract, each Portfolio pays Thrivent Financial Investor Services an annual fee equal to $5,000.
Administrator
Thrivent provides both administrative and accounting services to the Portfolios under one contract, an Administrative Services Agreement. Under the Agreement, each Portfolio pays Thrivent an annual fee equal to the sum of $80,000 ($70,000 prior to January 1, 2024) plus 0.017 percent of the Portfolio’s average daily net assets for both administrative and accounting services. Payments made under the Agreement for the last three fiscal years in which the Portfolios were operational are shown in the table below.
Portfolio	12/31/2025	12/31/2024	12/31/2023
Thrivent Aggressive Allocation Portfolio	$475,507	$454,458	$392,814
Thrivent All Cap Portfolio	$114,046	$111,787	$96,240
Thrivent Conservative Allocation Portfolio	$180,472	$187,794	$184,534
Thrivent Dynamic Allocation Portfolio	$145,564	$149,526	$139,306
Thrivent Emerging Markets Equity Portfolio	$91,256	$91,245	$81,490
Thrivent ESG Index Portfolio (1)	$89,751	$88,733	$76,636
Thrivent Global Stock Portfolio	$375,283	$350,974	$304,404
Thrivent Government Bond Portfolio	$107,399	$107,895	$98,507
Thrivent Healthcare Portfolio	$121,144	$127,065	$117,104
Thrivent High Yield Portfolio	$221,553	$215,941	$198,346
Thrivent Income Portfolio	$295,525	$305,120	$289,456
Thrivent International Equity Portfolio	$350,321	$321,905	$300,479
Thrivent International Index Portfolio (1)	$123,408	$114,783	$99,334
Thrivent Large Cap Growth Portfolio	$600,071	$559,390	$433,700
Thrivent Large Cap Index Portfolio	$432,783	$394,413	$330,602
Thrivent Large Cap Value Portfolio	$598,870	$575,315	$500,663
Thrivent Mid Cap Growth Portfolio (1)	$95,041	$94,791	$81,493
Thrivent Mid Cap Index Portfolio	$197,863	$193,742	$169,561
Thrivent Mid Cap Stock Portfolio	$411,920	$483,657	$439,824
Thrivent Mid Cap Value Portfolio (1)	$88,216	$88,608	$78,992
Thrivent Moderate Allocation Portfolio	$1,572,108	$1,672,298	$1,618,063
Thrivent Moderately Aggressive Allocation Portfolio	$1,340,606	$1,260,811	$1,162,380
Thrivent Moderately Conservative Allocation Portfolio	$666,057	$767,076	$797,482
Thrivent Money Market Portfolio	$156,997	$152,637	$132,913
Thrivent Multisector Bond Portfolio	$110,175	$109,814	$99,584
66

Portfolio	12/31/2025	12/31/2024	12/31/2023
Thrivent Real Estate Securities Portfolio	$103,878	$105,934	$96,545
Thrivent Short-Term Bond Portfolio	$195,569	$206,110	$204,388
Thrivent Small Cap Growth Portfolio	$101,470	$101,901	$87,986
Thrivent Small Cap Index Portfolio	$251,918	$256,120	$229,385
Thrivent Small Cap Stock Portfolio	$243,061	$258,780	$225,100
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402, serves as the Portfolios’ independent registered public accounting firm, providing professional services including audits of the Portfolios’ annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review and signing of the annual income tax returns filed on behalf of the Portfolios.
Securities Lending
Certain Portfolios may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions. Pursuant to a Securities Lending Agency Agreement dated December 18, 2017, the Portfolios have retained Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“Goldman Sachs”) as securities lending agent.
As securities lending agent to the Portfolios, Goldman Sachs performs services including, but not limited to, negotiating loans with borrowers, monitoring approved borrowers, processing the return of loaned securities to the Portfolios, and providing recordkeeping and reporting to the Portfolios relating to their securities lending activities.
The following table summarizes the income and fees from securities lending activities for the most recent fiscal year for those Portfolios that participated in securities lending.
Gross Income from Securities Lending Activities	Fees Paid to Securities Lending Agent from a Revenue Split	Rebates (Paid to Borrower)	Other Fees not Included in the Revenue Split	Aggregate Fees/ Compensation for Securities Lending Activities	Net Income from Securities Lending Activities
Thrivent Aggressive Allocation Portfolio
$118,244	$570	$112,555	$-	$113,125	$5,119
Thrivent All Cap Portfolio
$51,923	$4,118	$10,618	$-	$14,736	$37,187
Thrivent Conservative Allocation Portfolio
$246,708	$3,326	$213,371	$-	$216,697	$30,011
Thrivent Dynamic Allocation Portfolio
$116,686	$1,790	$98,672	$-	$100,463	$16,223
Thrivent ESG Index Portfolio
$735	$32	$412	$-	$443	$292
Thrivent Global Stock Portfolio
$315,215	$5,772	$257,552	$-	$263,324	$51,891
67

Gross Income from Securities Lending Activities	Fees Paid to Securities Lending Agent from a Revenue Split	Rebates (Paid to Borrower)	Other Fees not Included in the Revenue Split	Aggregate Fees/ Compensation for Securities Lending Activities	Net Income from Securities Lending Activities
Thrivent High Yield Portfolio
$2,642,906	$37,314	$2,270,005	$-	$2,307,319	$335,587
Thrivent Income Portfolio
$705,649	$5,568	$650,203	$-	$655,772	$49,877
Thrivent International Equity Portfolio
$522,111	$11,407	$408,125	$-	$419,531	$102,580
Thrivent International Index Portfolio
$21,417	$443	$16,982	$-	$17,426	$3,991
Thrivent Large Cap Growth Portfolio
$9,001	$44	$8,564	$-	$8,607	$394
Thrivent Large Cap Index Portfolio
$39,519	$258	$36,957	$-	$37,215	$2,304
Thrivent Large Cap Value Portfolio
$720,739	$5,926	$661,701	$-	$667,627	$53,112
Thrivent Mid Cap Growth Portfolio
$37,591	$677	$30,805	$-	$31,482	$6,109
Thrivent Mid Cap Index Portfolio
$315,072	$2,313	$291,940	$-	$294,253	$20,819
Thrivent Mid Cap Stock Portfolio
$542,215	$5,025	$492,315	$-	$497,340	$44,875
Thrivent Mid Cap Value Portfolio
$11,645	$241	$9,224	$-	$9,465	$2,180
Thrivent Moderate Allocation Portfolio
$923,784	$8,110	$842,590	$-	$850,700	$73,084
Thrivent Moderately Aggressive Allocation Portfolio
$424,252	$4,066	$383,506	$-	$387,572	$36,680
Thrivent Moderately Conservative Allocation Portfolio
$490,449	$4,966	$440,691	$-	$445,657	$44,792
Thrivent Multisector Bond Portfolio
$161,408	$2,431	$137,040	$-	$139,471	$21,937
Thrivent Short-Term Bond Portfolio
$262,674	$2,544	$237,204	$-	$239,748	$22,926
Thrivent Small Cap Growth Portfolio
$20,980	$92	$20,054	$-	$20,147	$833
68

Gross Income from Securities Lending Activities	Fees Paid to Securities Lending Agent from a Revenue Split	Rebates (Paid to Borrower)	Other Fees not Included in the Revenue Split	Aggregate Fees/ Compensation for Securities Lending Activities	Net Income from Securities Lending Activities
Thrivent Small Cap Index Portfolio
$813,679	$6,857	$745,306	$-	$752,164	$61,515
Thrivent Small Cap Stock Portfolio
$223,521	$2,018	$202,965	$-	$204,983	$18,538
69

Brokerage Allocation and Other Transactions
Brokerage Transactions
In connection with the management of the investment and reinvestment of the assets of the Portfolios, the advisory agreement authorizes the Adviser, acting by its own officers, directors, or employees to select the brokers or dealers that will execute purchase and sale transactions for the Portfolios. In executing portfolio transactions and selecting brokers or dealers, if any, the Adviser will use reasonable efforts to seek on behalf of the Portfolios the best overall terms available.
In assessing the best overall terms available for any transaction, the Adviser will consider all factors they deem relevant, including the breadth of the market in and the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which the Adviser or an affiliate of the Adviser exercises investment discretion.
The Adviser may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. To the extent applicable, the provisions of the European Union’s second Markets in Financial Instruments Directive, known as MiFID II, could have an impact on the allocation of brokerage transactions and the receipt and compensation for research services by the Adviser.
To the extent that the receipt of the above-described services may supplant services for which the Adviser might otherwise have paid, it would, of course, tend to reduce the expenses of the Adviser.
The research obtained by the Adviser from a broker or dealer may be used to benefit all accounts managed or advised by the Adviser, including the Portfolios, and may not directly benefit the particular accounts that generated the brokerage commissions used to acquire the research product or service, including the Portfolios.
In certain cases, the Adviser may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, the Adviser makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser, as the case may be, through brokerage commissions generated by transactions of its clients, including the Portfolios. The Adviser pays the provider in cash for the non-research portion of its use of these products or services.
The Adviser may obtain third-party research from broker-dealers or non-broker dealers by entering into a commission sharing arrangement (a “CSA”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow the Adviser to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third-party research providers for research.
The investment decisions for a Portfolio are and will continue to be made independently from those of other investment companies and accounts managed by the Adviser or its affiliates. Such other investment companies and accounts may also invest in the same securities as a Portfolio. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged
70

as to the price and available investments allocated as to the amount in a manner which the Adviser and its affiliates believe to be equitable to each investment company or account, including the Portfolio. In some instances, this investment procedure may affect the price paid or received by a Portfolio or the size of the position obtainable or sold by a Portfolio.
Brokerage Commissions
During the last three fiscal years, the Portfolios paid the following brokerage fees:
Fund	12/31/2025	12/31/2024	12/31/2023
Thrivent Aggressive Allocation Portfolio	$574,865	$509,682	$512,482
Thrivent All Cap Portfolio	$129,909	$36,822	$64,432
Thrivent Conservative Allocation Portfolio	$53,575	$52,500	$75,997
Thrivent Dynamic Allocation Portfolio	$62,854	$65,041	$71,426
Thrivent Emerging Markets Equity Portfolio	$137,858	$126,942	$157,791
Thrivent ESG Index Portfolio	$1,165	$1,440	$2,099
Thrivent Global Stock Portfolio	$1,066,078	$980,623	$856,328
Thrivent Government Bond Portfolio	$3,126	$3,964	$5,862
Thrivent Healthcare Portfolio	$32,879	$39,293	$78,617
Thrivent High Yield Portfolio	$0	$258	$3,570
Thrivent Income Portfolio	$7,303	$7,526	$15,829
Thrivent International Equity Portfolio	$2,016,650	$2,117,516	$1,943,812
Thrivent International Index Portfolio	$7,629	$6,123	$9,157
Thrivent Large Cap Growth Portfolio	$356,937	$408,692	$408,089
Thrivent Large Cap Index Portfolio	$7,252	$14,054	$5,713
Thrivent Large Cap Value Portfolio	$671,860	$625,512	$638,870
Thrivent Mid Cap Growth Portfolio	$24,396	$26,539	$24,853
Thrivent Mid Cap Index Portfolio	$6,497	$12,270	$2,483
Thrivent Mid Cap Stock Portfolio	$813,619	$687,426	$756,120
Thrivent Mid Cap Value Portfolio	$29,021	$27,160	$33,567
Thrivent Moderate Allocation Portfolio	$1,587,959	$1,692,218	$1,839,450
Thrivent Moderately Aggressive Allocation Portfolio	$1,500,575	$1,284,452	$1,495,427
Thrivent Moderately Conservative Allocation Portfolio	$413,632	$469,966	$539,413
Thrivent Money Market Portfolio	$0	$0	$0
Thrivent Multisector Bond Portfolio	$1,613	$10,263	$4,471
Thrivent Real Estate Securities Portfolio	$239,155	$218,148	$232,937
Thrivent Short-Term Bond Portfolio	$2,293	$0	$8,000
Thrivent Small Cap Growth Portfolio	$140,839	$91,739	$105,064
Thrivent Small Cap Index Portfolio	$37,121	$48,776	$24,021
Thrivent Small Cap Stock Portfolio	$751,901	$544,502	$730,747
The following table indicates the total amount of brokerage commissions paid by each Portfolio to firms that provided research services and the aggregate amount of transactions relating to such commissions for the most recent fiscal year ended December 31, 2025. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.
Fund	Commissions	Aggregate Transactions
Thrivent Aggressive Allocation Portfolio	$422,250	$1,174,226,454
71

Fund	Commissions	Aggregate Transactions
Thrivent All Cap Portfolio	$123,804	$476,269,349
Thrivent Conservative Allocation Portfolio	$34,384	$98,260,311
Thrivent Dynamic Allocation Portfolio	$41,601	$115,499,505
Thrivent Emerging Markets Equity Portfolio	$128,669	$92,153,470
Thrivent ESG Index Portfolio	$9	$36,812
Thrivent Global Stock Portfolio	$928,916	$1,507,406,135
Thrivent Government Bond Portfolio	$1,978	$1,978
Thrivent Healthcare Portfolio	$31,435	$104,791,693
Thrivent High Yield Portfolio	$0	$0
Thrivent Income Portfolio	$3,938	$3,938
Thrivent International Equity Portfolio	$1,844,001	$1,887,519,936
Thrivent International Index Portfolio	$1,352	$1,352
Thrivent Large Cap Growth Portfolio	$330,283	$2,281,316,525
Thrivent Large Cap Index Portfolio	$1,544	$325,467
Thrivent Large Cap Value Portfolio	$557,949	$1,232,785,706
Thrivent Mid Cap Growth Portfolio	$22,217	$108,985,879
Thrivent Mid Cap Index Portfolio	$1,628	$1,127,120
Thrivent Mid Cap Stock Portfolio	$738,849	$2,198,959,629
Thrivent Mid Cap Value Portfolio	$25,580	$52,207,357
Thrivent Moderate Allocation Portfolio	$1,086,427	$3,011,387,295
Thrivent Moderately Aggressive Allocation Portfolio	$1,090,724	$3,098,171,902
Thrivent Moderately Conservative Allocation Portfolio	$271,027	$714,194,095
Thrivent Money Market Portfolio	$0	$0
Thrivent Multisector Bond Portfolio	$1,107	$2,109,232
Thrivent Real Estate Securities Portfolio	$228,693	$294,213,096
Thrivent Short-Term Bond Portfolio	$590	$590
Thrivent Small Cap Growth Portfolio	$117,185	$240,222,396
Thrivent Small Cap Index Portfolio	$3,587	$1,132,461
Thrivent Small Cap Stock Portfolio	$667,568	$1,144,386,036
Regular Brokers or Dealers
Each of the Portfolios listed below held securities of its “regular brokers or dealers,” as that term is defined by Rule 10b-1 under the 1940 Act, as of December 31, 2025 as follows:
Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent Aggressive Allocation Portfolio	Statestreet Bank	$125,243,117
	J.P. Morgan	$15,966,001
	Wells Fargo	$9,911,447
	Banc Of America Securities	$8,119,980
	Morgan Stanley & Co.	$7,035,869
	RBC Capital Markets	$1,234,528
	Citigroup Global Markets Inc	$530,006
	Raymond James & Associates	$132,969
	Piper Sandler and Company	$67,263
	Jefferies & Company	$38,297
72

Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent All Cap Portfolio	J.P. Morgan	$2,745,959
	Banc Of America Securities	$989,560
	Statestreet Bank	$813,506
	Wells Fargo	$792,107
	Citigroup Global Markets Inc	$469,677
Thrivent Conservative Allocation Portfolio	Statestreet Bank	$16,021,492
	J.P. Morgan	$5,390,279
	Banc Of America Securities	$4,887,157
	Wells Fargo	$3,756,659
	Morgan Stanley & Co.	$2,803,430
	Goldman Sachs	$2,003,134
	Barclays Capital Inc	$1,308,303
	Nomura Securities	$349,089
	UBS Warburg	$189,922
	Jefferies & Company	$171,535
	Bank Of Montreal	$82,796
Thrivent Dynamic Allocation Portfolio	Statestreet Bank	$11,090,040
	J.P. Morgan	$3,715,396
	Banc Of America Securities	$2,955,280
	Wells Fargo	$2,654,219
	Morgan Stanley & Co.	$1,785,843
	Goldman Sachs	$951,921
	Barclays Capital Inc	$644,587
	Nomura Securities	$136,592
	Mizuho Securities	$125,665
	UBS Warburg	$113,908
	Jefferies & Company	$58,533
	Bank Of Montreal	$37,798
Thrivent Emerging Markets Equity Portfolio	Statestreet Bank	$705,593
Thrivent ESG Index Portfolio	Statestreet Bank	$462,660
	Morgan Stanley & Co.	$394,472
	Raymond James & Associates	$56,367
Thrivent Global Stock Portfolio	Statestreet Bank	$307,114,961
	J.P. Morgan	$17,431,780
	Wells Fargo	$15,474,182
	Banc Of America Securities	$12,014,145
	Morgan Stanley & Co.	$9,119,539
	Barclays Capital Inc	$6,354,038
	UBS Warburg	$6,139,375
	Nomura Securities	$1,121,241
	Piper Sandler and Company	$38,387
	Jefferies & Company	$21,628
73

Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent Government Bond Portfolio	Statestreet Bank	$5,668,880
Thrivent High Yield Portfolio	Statestreet Bank	$20,500,466
	J.P. Morgan	$2,374,598
	Banc Of America Securities	$578,952
	Wells Fargo	$403,740
Thrivent Income Portfolio	Statestreet Bank	$41,809,133
	Morgan Stanley & Co.	$24,696,140
	J.P. Morgan	$21,263,501
	Banc Of America Securities	$20,736,546
	Wells Fargo	$18,942,103
	Goldman Sachs	$14,150,299
	BNP Paribas	$7,088,383
	Barclays Capital Inc	$3,920,996
	Citadel Securities	$263,160
Thrivent International Equity Portfolio	Statestreet Bank	$30,272,026
	Barclays Capital Inc	$16,035,166
	UBS Warburg	$15,429,659
	Mizuho Securities	$3,947,999
Thrivent International Index Portfolio	Statestreet Bank	$4,263,165
	UBS Warburg	$2,101,776
	Barclays Capital Inc	$1,281,553
Thrivent Large Cap Growth Portfolio	Statestreet Bank	$94,087,481
Thrivent Large Cap Index Portfolio	J.P. Morgan	$33,272,115
	Statestreet Bank	$30,616,387
	Banc Of America Securities	$14,015,760
	Wells Fargo	$11,097,231
	Morgan Stanley & Co.	$8,133,714
	Citigroup Global Markets Inc	$7,919,750
Thrivent Large Cap Value Portfolio	Wells Fargo	$120,161,269
	Banc Of America Securities	$93,294,300
	J.P. Morgan	$74,533,353
	Statestreet Bank	$49,371,117
	Morgan Stanley & Co.	$31,670,642
Thrivent Mid Cap Growth Portfolio	Statestreet Bank	$1,829,139
Thrivent Mid Cap Stock Portfolio	Statestreet Bank	$44,908,012
Thrivent Mid Cap Value Portfolio	Statestreet Bank	$526,724
Thrivent Moderate Allocation Portfolio	Statestreet Bank	$262,168,561
	J.P. Morgan	$48,069,973
	Morgan Stanley & Co.	$21,853,508
	Banc Of America Securities	$16,727,030
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Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Holdings
	Wells Fargo	$12,504,102
	Barclays Capital Inc	$7,094,119
	Goldman Sachs	$6,360,937
	UBS Warburg	$1,828,336
	RBC Capital Markets	$1,430,043
	Citicorp Securities Inc	$1,155,788
	Nomura Securities	$631,149
	Jefferies & Company	$541,142
	Raymond James & Associates	$159,305
	Piper Sandler and Company	$128,750
Thrivent Moderately Aggressive Allocation Portfolio	Statestreet Bank	$336,420,847
	J.P. Morgan	$41,184,584
	Morgan Stanley & Co.	$18,685,182
	Banc Of America Securities	$14,965,822
	Wells Fargo	$13,984,069
	Goldman Sachs	$2,624,085
	Barclays Capital Inc	$2,611,133
	RBC Capital Markets	$2,074,437
	UBS Warburg	$789,334
	Citicorp Securities Inc	$411,719
	Jefferies & Company	$331,863
	Nomura Securities	$236,417
	Raymond James & Associates	$174,883
	Piper Sandler and Company	$155,587
Thrivent Moderately Conservative Allocation Portfolio	Statestreet Bank	$89,798,102
	J.P. Morgan	$16,739,042
	Banc Of America Securities	$7,783,289
	Morgan Stanley & Co.	$7,389,878
	Barclays Capital Inc	$5,345,153
	Wells Fargo	$4,875,909
	Goldman Sachs	$4,735,422
	UBS Warburg	$1,530,082
	Citicorp Securities Inc	$824,408
	Nomura Securities	$513,996
	Jefferies & Company	$329,432
	RBC Capital Markets	$304,036
	Raymond James & Associates	$49,943
	Piper Sandler and Company	$43,823
Thrivent Money Market Portfolio	RBC Dominion Securities	$35,000,000
	Morgan Stanley & Co.	$32,510,000
	Statestreet Bank	$21,154,564
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Portfolio	Regular Broker or Dealer (or Parent)	Aggregate Holdings
Thrivent Multisector Bond Portfolio	Statestreet Bank	$8,314,208
	J.P. Morgan	$1,652,728
	Banc Of America Securities	$1,387,918
	Wells Fargo	$1,062,172
	Goldman Sachs	$970,151
	Morgan Stanley & Co.	$842,011
	Barclays Capital Inc	$591,057
	S.C. Bernstein	$145,010
	Nomura Securities	$125,500
	Mizuho Securities	$116,545
	Jefferies & Company	$114,970
	Bank Of Montreal	$41,398
Thrivent Real Estate Securities Portfolio	Statestreet Bank	$389,911
Thrivent Short-Term Bond Portfolio	Morgan Stanley & Co.	$13,208,843
	Goldman Sachs	$7,261,042
	J.P. Morgan	$6,363,466
	Wells Fargo	$5,836,369
	Barclays Capital Inc	$4,149,822
	BNP Paribas	$3,003,508
	Statestreet Bank	$2,594,959
	Banc Of America Securities	$2,061,646
	Mizuho Securities	$1,291,462
Thrivent Small Cap Index Portfolio	Piper Sandler and Company	$3,883,565
Thrivent Small Cap Growth Portfolio	Statestreet Bank	$2,720,196
Thrivent Small Cap Stock Portfolio	Statestreet Bank	$16,031,261
Portfolio Turnover Rates
The rate of portfolio turnover in the Portfolios will not be a limiting factor when Thrivent deems changes in a Portfolio’s portfolio appropriate in view of its investment objectives. As a result, while a Portfolio will not purchase or sell securities solely to achieve short term trading profits, a Portfolio may sell portfolio securities without regard to the length of time held if consistent with the Portfolio’s investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Portfolio. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.
For the last three fiscal years, the portfolio turnover rates in the Portfolios were as follows:
Portfolio	12/31/2025	12/31/2024	12/31/2023
Thrivent Aggressive Allocation Portfolio	57%	49%	43%
Thrivent All Cap Portfolio (1,2)	131%	24%	63%
Thrivent Conservative Allocation Portfolio	48%	52%	85%
Thrivent Dynamic Allocation Portfolio	62%	70%	70%
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Portfolio	12/31/2025	12/31/2024	12/31/2023
Thrivent Emerging Markets Equity Portfolio (1)	76%	69%	141%
Thrivent ESG Index Portfolio	12%	13%	18%
Thrivent Global Stock Portfolio	63%	58%	57%
Thrivent Government Bond Portfolio (3)	343%	366%	211%
Thrivent Healthcare Portfolio (1)	17%	20%	60%
Thrivent High Yield Portfolio (4)	39%	58%	30%
Thrivent Income Portfolio	63%	50%	50%
Thrivent International Equity Portfolio	77%	87%	88%
Thrivent International Index Portfolio	2%	3%	3%
Thrivent Large Cap Growth Portfolio	40%	43%	48%
Thrivent Large Cap Index Portfolio	3%	3%	2%
Thrivent Large Cap Value Portfolio	25%	30%	25%
Thrivent Mid Cap Growth Portfolio	69%	63%	47%
Thrivent Mid Cap Index Portfolio	15%	17%	19%
Thrivent Mid Cap Stock Portfolio	64%	43%	38%
Thrivent Mid Cap Value Portfolio	58%	55%	53%
Thrivent Moderate Allocation Portfolio	45%	44%	42%
Thrivent Moderately Aggressive Allocation Portfolio	48%	36%	35%
Thrivent Moderately Conservative Allocation Portfolio	34%	49%	49%
Thrivent Money Market Portfolio	N/A	N/A	N/A
Thrivent Multisector Bond Portfolio (4)	52%	95%	56%
Thrivent Real Estate Securities Portfolio	107%	87%	87%
Thrivent Short-Term Bond Portfolio	80%	61%	52%
Thrivent Small Cap Growth Portfolio (5)	118%	71%	66%
Thrivent Small Cap Index Portfolio	30%	29%	32%
Thrivent Small Cap Stock Portfolio	71%	54%	51%

(1)The portfolio turnover rate for the fiscal year ended December 31, 2024, was lower than the previous fiscal year primarily because of adjustments in the portfolio made in accordance with the Portfolio’s investment strategy.
(2)The portfolio turnover rate for the fiscal year ended December 31, 2025, was higher than the previous fiscal year primarily due to a one‑time portfolio repositioning associated with the change from a fundamentally managed strategy to a quantitatively managed strategy.
(3)The portfolio turnover rate for the fiscal year ended December 31, 2024, was higher than the previous fiscal year primarily because of adjustments in the portfolio to manage shareholder redemption activity.
(4)The portfolio turnover rate for the fiscal year ended December 31, 2024, was higher than the previous fiscal year primarily because of adjustments in the portfolio made in accordance with the Portfolio’s investment strategy.
(5)The portfolio turnover rate for the fiscal year ended December 31, 2025, was higher than the previous fiscal year primarily because of adjustments in the portfolio to manage shareholder redemption activity.
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Capital Stock
The total number of shares of capital stock which the Fund has authority to issue is 10,000,000,000 shares of the par value of 0.01 per share. All shares are divided into certain classes of capital stock, each class comprising a certain number of shares and having the designations indicated, subject, however, to the authority to increase and decrease the number of shares of any class granted to the Board.
Class	Number of Shares
Thrivent Aggressive Allocation Portfolio	300,000,000
Thrivent All Cap Portfolio	100,000,000
Thrivent Conservative Allocation Portfolio	300,000,000
Thrivent Dynamic Allocation Portfolio	200,000,000
Thrivent Emerging Markets Equity Portfolio	100,000,000
Thrivent ESG Index Portfolio	100,000,000
Thrivent Global Stock Portfolio	300,000,000
Thrivent Government Bond Portfolio	100,000,000
Thrivent Healthcare Portfolio	100,000,000
Thrivent High Yield Portfolio	500,000,000
Thrivent Income Portfolio	500,000,000
Thrivent International Equity Portfolio	500,000,000
Thrivent International Index Portfolio	100,000,000
Thrivent Large Cap Growth Portfolio	300,000,000
Thrivent Large Cap Index Portfolio	100,000,000
Thrivent Large Cap Value Portfolio	400,000,000
Thrivent Mid Cap Growth Portfolio	100,000,000
Thrivent Mid Cap Index Portfolio	100,000,000
Thrivent Mid Cap Stock Portfolio	300,000,000
Thrivent Mid Cap Value Portfolio	100,000,000
Thrivent Moderate Allocation Portfolio	1,500,000,000
Thrivent Moderately Aggressive Allocation Portfolio	1,000,000,000
Thrivent Moderately Conservative Allocation Portfolio	900,000,000
Thrivent Money Market Portfolio	1,000,000,000
Thrivent Multisector Bond Portfolio	100,000,000
Thrivent Real Estate Securities Portfolio	100,000,000
Thrivent Short-Term Bond Portfolio	300,000,000
Thrivent Small Cap Growth Portfolio	100,000,000
Thrivent Small Cap Index Portfolio	200,000,000
Thrivent Small Cap Stock Portfolio	200,000,000
Subject to any then applicable statutory requirements, the balance of any unassigned shares of the authorized capital stock may be issued in such classes, or in any new class or classes having such designations, such powers, preferences and rights as may be fixed and determined by the Board. In addition, and subject to any applicable statutory requirements, the Board has the authority to increase or decrease the number of shares of any class, but the number of shares of any class will not be decreased below the number of shares thereof then outstanding.
The holder of each share of stock of the Fund shall be entitled to one vote for each full share and a fractional vote for each fractional share of stock, irrespective of the class, then standing in such holder’s name on the books of the Fund. On any matter submitted to a vote of shareholders, all shares of the Fund will be voted in the aggregate and not by class except that (a) when otherwise expressly required by statutes or the 1940 Act shares will be voted by individual
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class, (b) only shares of a particular Portfolio are entitled to vote on matters concerning only that Portfolio, and (c) fundamental objectives and restrictions may be changed, with respect to any Portfolio, if such change is approved by the holders of a majority (as defined under the 1940 Act) of the outstanding shares of such Portfolio. No shareholder will have any cumulative voting rights.
The shares, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. The consideration received by the Fund for the sale of shares shall become part of the assets of the Portfolio to which the shares relate. Each share will have a pro rata interest in the assets of the Portfolio to which the share relates and will have no interest in the assets of any other Portfolio.
The Board may from time to time declare and pay dividends or distributions, in stock or in cash, on any or all classes of stock, the amount of such dividends and distributions and the payment of them being wholly in the discretion of the Board. Dividends or distributions on shares of stock shall be paid only out of undistributed earnings or other lawfully available funds belonging to the Portfolios.
Inasmuch as one goal of the Fund is to qualify as a Regulated Investment Company under the Internal Revenue Code of 1986, as amended, and the regulations promulgated thereunder, and inasmuch as the computation of net income and gains for Federal income tax purposes may vary from the computation thereof on the books of the Fund, the Board has the power in its discretion to distribute in any fiscal year as dividends, including dividends designated in whole or in part as capital gains distributions, amounts sufficient in the opinion of the Board to enable the Fund and each portfolio to qualify as a Regulated Investment Company and to avoid liability for Federal income tax in respect of that year.
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Net Asset Value
All Portfolios Except the Thrivent Money Market Portfolio
The net asset value per share is generally determined at the close of regular trading on the New York Stock Exchange (the “NYSE”), or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of net asset value may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the 1940 Act. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading.
Net asset value is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.
The market value of each Portfolio’s securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:
•
Exchange Traded Securities that are traded on U.S. exchanges or included in a national market system, including options, shall be valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. If there have been no sales and the exchange traded security is held long, the latest bid quotation is used. If the exchange traded security is held short, the latest ask quotation is used.
•
Over-the-counter securities held long for which reliable quotations are available shall be valued at the latest bid quotations. If the over-the-counter security is held short, it shall be valued at the latest ask quotation.
•
Fixed income securities traded on a national securities exchange will be valued at the last sale price on such securities exchange that day. If there have been no sales, the latest bid quotation is used.
•
Because market quotations are generally not “readily available” for many debt securities, foreign and domestic debt securities held by the Portfolios may be valued by an Approved Pricing Service (“APS”), using the evaluation or other valuation methodologies used by the APS. If quotations are not available from the APS, the Adviser’s Valuation Committee shall make a fair value determination.
•
All Portfolios may value debt securities with a remaining maturity of 60 days or less at amortized cost.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.
Securities and assets for which there is not a readily available market quotation will be appraised at fair value by the Adviser’s Valuation Committee pursuant to written procedures. Investments in private equity funds for which the fund’s NAV is not readily available for daily pricing needs will be appraised at fair value pursuant to written valuation procedures.
Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of shares of a Portfolio are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of
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the NYSE, which will not be reflected in the computation of net asset values. If events occur during such periods that materially affect the value of such securities, the securities will be valued at their fair market value.
For purposes of determining the net asset value of shares of a Portfolio all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.
Thrivent Money Market Portfolio
Securities held by the Thrivent Money Market Portfolio are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. Amortized cost approximates market value. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price the Thrivent Money Market Portfolio would receive if it sold the security.
The Thrivent Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share. However, such maintenance at $1.00 might not be possible, including if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by the Thrivent Money Market Portfolio and the Thrivent Money Market Portfolio is compelled to sell such securities at a time when the prices that it is able to realize vary significantly from the values determined on the amortized cost basis or (2) the Thrivent Money Market Portfolio should have negative net income.
In a negative interest rate environment that causes the Thrivent Money Market Portfolio to have a negative gross yield, the Board may consider taking various actions including, but not limited to, enacting mechanisms (such as share cancellation, to the extent permitted by applicable law and its organizational documents) to seek to maintain a stable net asset value per share at $1.00, or discontinuing use of the amortized cost method of valuation to maintain a stable net asset value of $1.00 per share and establishing a floating net asset value rounded to four decimal places by using available market quotations or equivalents. If the Portfolio were to implement share cancellation, then the Portfolio would continue to maintain a stable $1.00 share price by use of the amortized cost method of valuation and penny rounding method but the value of an investor’s investment would decline if the Portfolio reduces the number of shares held by the investor. Conversely, if the Portfolio were to float its net asset value, then the Portfolio would no longer maintain a stable $1.00 share price and instead have a share price that fluctuates. An investor in a money market fund that floats its net asset value would lose money if the investor sells their shares when they are worth less than what the investor originally paid for them.
The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, the Thrivent Money Market Portfolio, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets; or if the Portfolio’s amortized cost price per share has deviated from its market-based NAV per share, or the Board has determined such deviation is likely to occur.
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Tax Status
The Portfolios expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Portfolio must, among other requirements:
•
derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;
•
invest in securities within certain statutory limits; and
•
distribute at least 90% of its ordinary income to shareholders.
It is each Portfolio’s policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.
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Description of Debt Ratings
A Portfolio’s investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P, or, if unrated, determined by the Adviser to be of comparable quality). The percentage of a Portfolio’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:
High-Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by the Adviser.
Investment-Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by the Adviser.
Below Investment-Grade, High-Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer’s ability to repay principal and interest.
The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.
Moody’s Investors Service, Inc.
Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Moody's defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.
Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings. The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspires to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.
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Global Long-Term Obligation Ratings
Moody’s long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Global Short-Term Ratings
Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1:	Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2:	Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3:	Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP:	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
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US Municipal Short-Term Debt and Demand Obligation Ratings
Short-Term Obligation Ratings
We use the global short-term Prime rating scale for commercial paper issued by US municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.
For other short-term municipal obligations, we use one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales discussed below.
Moody's uses the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, we use the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1:
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2:	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3:	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG:	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third-party liquidity support. Transitions of VMIG ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade. Please see our methodology that discusses demand obligations with conditional liquidity support.
For VRDOs, we typically assign the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.
Industrial development bonds in the US where the obligor is a corporate may carry a VMIG rating that reflects Moody’s view of the relative likelihood of default and loss. In these cases, liquidity assessment is based on the liquidity of the corporate obligor.
VMIG 1:	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2:	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
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VMIG 3:	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
SG:
This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.

S&P Global Ratings
Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on the following considerations:
•
Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•
Nature of and provisions of the obligation; and the promise imputed; and
•
Protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA:	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA:	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A:
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB:
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

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CCC:
An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC:
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C:
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D:
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P
Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’
rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Plus (+) or minus (-):	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Issue Credit Ratings
A-1:
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2:
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3:
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B:
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics.
The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C:
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period.
However, any stated grace period longer than five business days will be treated as five business days. The
‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

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Financial Statements

Audited financial statements for the Portfolios, as of December 31, 2025, including the notes thereto, and the report of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Fund’s Form N-CSR filing for its most recently completed fiscal year.
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Appendix A—Proxy Voting Policies
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Thrivent Financial for Lutherans and

Thrivent Asset Management, LLC

Proxy Voting Policies and Procedures and Voting Guidelines Summary

Introduction

Responsibility to Vote Proxies

Overview. Thrivent Financial for Lutherans and Thrivent Asset Management, LLC (collectively, in their capacity as investment advisers, “Thrivent”) have adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting Thrivent’s fiduciary duty with regard to the voting of client proxies, including investment companies which it sponsors and for which it serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent be involved in the proxy process.

Fiduciary Considerations. It is the policy of Thrivent that decisions with respect to proxy issues will be made primarily in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Thrivent seeks to vote proxies solely in the interests of the client, including Thrivent Funds, and in a manner consistent with its fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The procedural requirements contained in these Policies and Procedures do not apply in the case of requests for consents related to investments in private funds. With respect to private fund investments, the procedures described below under “Consents Related to Private Investments” apply.

Administration of Policies and Procedures

Thrivent has formed a committee that is responsible for establishing positions with respect to corporate governance and other proxy issues, among other oversight functions related to Thrivent’s responsible investment processes (“Committee”). Annually, the Committee reviews the Policies and Procedures, including in relation to recommended changes reflected in applicable benchmark policies and voting guidelines of Institutional Shareholder Services Inc. (“ISS”). As discussed below, Thrivent may, with the approval of the Committee, vote proxies other than in accordance with the applicable voting guidelines in the Policies and Procedures.

How Proxies are Reviewed, Processed and Voted

Proxy Voting Process Overview

Thrivent’s proxy voting process is designed to act in the best interests of the Thrivent Funds and other accounts it manages, adhering to legal and fiduciary standards. This process involves a careful evaluation of management and shareholder proposals pursuant to Thrivent’s Proxy Voting Guidelines, incorporating a wide range of factors that are financially material to portfolio companies’ and Thrivent clients’ objectives. Thrivent’s global approach is informed by various sources, including management’s recommendation, the recommendation of proxy voting advisory firms, and internal assessments. Thrivent’s Proxy Voting Guidelines are crafted to help clients and portfolio companies understand its voting rationale, maintaining flexibility to adapt to individual situations.

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Thrivent expects to vote proxies on behalf of clients in many cases in accordance with the Voting Guidelines. Thrivent retains the discretion, however, to vote any proxy on behalf of all or one or more clients in a manner inconsistent with the Voting Guidelines if Thrivent determines that doing so is in each applicable client’s best interest. In making such a determination, Thrivent may consider any information it deems relevant, including each applicable client’s investment objectives, strategies and processes. In such cases, the person requesting to diverge from the Voting Guidelines or process is required to document in writing the rationale for their vote and submit all written documentation to the Committee for review and approval. In determining whether to approve any particular request, the Committee will determine that the request is not influenced by any conflict of interest and is in the best interests of the applicable client(s). As a result, there may be instances when, with respect to a particular proxy vote item, Thrivent votes proxies on behalf of some clients in a manner that differs from how Thrivent votes proxies for other clients.

Notwithstanding any of the above, Thrivent may also vote proxies in any matter as directed by a client.

Retention of a Third Party Proxy Adviser

In order to facilitate the proxy voting process, Thrivent has retained ISS, an unaffiliated third-party proxy service provider, to provide proxy voting-related services, including custom vote recommendations, research, vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibilities. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. ISS analyzes each proxy vote of Thrivent’s client accounts and prepares a recommendation and/or materials for Thrivent’s consideration which reflect ISS’s application of the Policies and Procedures.

In determining how to vote proxies, Thrivent’s Proxy Voting Guidelines leverage the ISS Benchmark Proxy Voting Guidelines (“Benchmark Guidelines”) where applicable. For certain proposal types, Thrivent will provide standing instructions to ISS to vote proxies based on the recommendation of the Benchmark Guidelines; for other proposal types, Thrivent’s investment and/or other personnel, as the circumstances warrant, may leverage research and recommendations issued pursuant to the Benchmark Guidelines as part of the determination process.

The Benchmark Guidelines can be found at https://www.issgovernance.com/policy-gateway/voting-policies/.

Thrivent utilizes ISS’s voting agent services for notification of upcoming shareholder meetings of portfolio companies held in client accounts and to transmit votes on behalf of Thrivent’s clients. ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy voting process. The final authority and responsibility for proxy voting decisions remains with Thrivent, unless otherwise directed by a client. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our respective clients, while adhering to legal and fiduciary standards to maximize shareholder value.

Shareholder Proposals

For shareholder proposals where Thrivent uses research and recommendations issued pursuant to the Benchmark Guidelines and a voting determination is made by investment and/or other Thrivent personnel, Thrivent has developed evaluation frameworks designed to thoroughly assess each proposal, ensuring alignment with the best interests of company shareholders. Aspects of these frameworks may also be used for other proposals where Thrivent uses research and recommendations issued pursuant to the Benchmark Guidelines and a voting determination is made by investment and/or other Thrivent personnel.

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Supplement Applicable to Quantitative/Index Strategies

Certain of Thrivent’s client accounts are accounts (or a portion thereof) that employ a quantitative strategy that relies on factor-based models or an index-tracking approach rather than primarily on fundamental security research and analyst coverage that an actively managed portfolio using fundamental research would typically employ (“Quantitative/Index Accounts”); often, Quantitative/Index Accounts hold a high number of positions. Accordingly, in light of the considerable time and effort that would be required to review ISS research and recommendations and the differing strategies for these accounts, absent client direction, for securities held only in Quantitative/Index Accounts, for certain categories of proposals, Thrivent uses a different process to review and determine a voting outcome that is used for other accounts. For these categories of proposals, Thrivent provides, consistent with the best interest of its clients, standing instructions to ISS to vote proxies for Quantitative/Index Accounts based on the recommendation of ISS pursuant to the Benchmark Guidelines. When securities are also held in accounts (or a portion thereof) that rely on fundamental security research and analyst coverage, the Quantitative/Index Accounts will generally vote in accordance with the voting determination of those fundamental account(s), subject to any exceptions that may arise consistent with these guidelines and policies.

Monitoring and Resolving Conflicts of Interest

The Committee is responsible for monitoring and resolving possible material conflicts between the interests of Thrivent and those of its clients with respect to proxy voting. Examples of situations where conflicts of interest can arise are when i) the issuer is a vendor whose products or services are material to Thrivent’s business; ii) the issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Thrivent; iii) an Access Person1 of Thrivent also serves as a director or officer of the issuer; and iv) there is a personal conflict of interest (e.g., familial relationship with company management). Other circumstances or relationships can also give rise to potential conflicts of interest.

All material conflicts of interest will be resolved in the interests of the clients. Application of the Policies and Procedures’ applicable voting guidelines to vote client proxies is generally relied on to address possible conflicts of interest since the voting guidelines are pre-determined by the Committee. Where there is discretion in the voting guidelines, voting as recommended under an ISS policy may be relied on to address potential conflicts of interest.

In cases where Thrivent is considering overriding these Policies and Procedures’ applicable voting guidelines, or in the event there is discretion in determining how to vote (for example, where or the guidelines provide for a case by case internal review) matters presented for vote are not governed by such guidelines, the Committee will follow these or other similar procedures:

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Compliance will conduct a review to seek to identify potential material conflicts of interest. If no material conflict of interest is identified, the proxy will be voted as determined by the Committee or the appropriate Thrivent personnel under these policies and procedures. The Compliance review process for identifying potential conflicts of interest will be reviewed by the Committee and may include a review of factors indicative of a potential conflict of interest or a determination that voting in accordance with ISS’s recommendation(s) can reasonably be relied on to address potential conflicts of interest.

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If a material conflict of interest is identified, the Committee will be apprised of that fact and the Committee will evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what Thrivent believes to be the best interests of clients, and without regard for the conflict of interest. The Committee will document its vote determination, including the nature of the material conflict, the Committee’s analysis of the matters submitted for proxy vote, and the reasons why the Committee determined that the votes were cast in the best interests of clients.

[1]	“Access Person” has the meaning provided under the current Thrivent Code of Ethics.

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Certain Thrivent Funds (“top tier fund”) may own shares of other Thrivent Funds (‘‘underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund (or no other shareholders other than Thrivent-advised accounts), Thrivent may vote the accounts invested in the underlying fund in what Thrivent believes to be the client’s best interest.

Shareblocking

Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. Thrivent generally refrains from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Applying Proxy Voting Policies to non-U.S. Companies

Thrivent applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which apply without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that applying policies developed for U.S. corporate governance may not be appropriate for all markets.

Securities Lending

From time to time, certain clients may participate in a securities lending program. Thrivent will not have the right to vote shares on loan as of record date. Thrivent will generally not seek to recall shares on loan in order to vote, unless it determines that a vote would have a material effect on an investment in such loaned security. Thrivent will use reasonable efforts to recall securities. The ability to vote recalled shares is subject to administrative considerations, including the feasibility of a timely recall prior to record date. Thrivent may also restrict lending of securities in consideration of individual account and/or aggregate client investment in a company, or other criteria established from time to time.

Oversight, Reporting and Record Retention

Retention of Proxy Service Provider and Oversight of Voting

In overseeing proxy voting generally and determining whether or not to retain the services of ISS, Thrivent performs the following functions, among others, to determine that Thrivent continues to vote proxies in the best interest of its clients: i) periodic sampling of proxy votes; ii) periodic reviews of Thrivent’s Policies and Procedures to determine they are adequate and have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interest of Thrivent’s clients; iii) periodic due diligence on ISS designed to monitor ISS’s a) capacity and competency to adequately analyze proxy issues, including the adequacy and quality of its staffing and personnel, as well as b) its methodologies for developing vote recommendations and ensuring that its research is accurate and complete; and iv) periodic reviews of ISS’s procedures regarding their capabilities to identify and address conflicts of interest.

Proxy statements and solicitation materials of issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent retains documentation on shares voted differently than the Thrivent Policies and Procedures voting guidelines, and any document which is material to a proxy voting decision such as the Thrivent Policies and Procedures voting guidelines and the Committee meeting materials.

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ISS provides Vote Summary Reports for each Thrivent Fund. The report specifies the company, ticker, other applicable identifier (e.g., Cusip, SEDOL, etc.), meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the Thrivent Fund voted with or against company management.

Copies of Voting Records and Policies

A copy of Thrivent’s detailed voting guidelines and the voting records of client accounts are available to Thrivent’s clients upon request.

Consents Related to Private Investments

From time to time, the Thrivent Funds or other clients may invest in private investments. When these private investments request consent to change the terms or other conditions of their securities, Thrivent will promptly review these solicitations. Thrivent is committed to voting in the best interests of its clients, taking into account any potential conflicts of interest. The responsibility to vote on consents is delegated to certain of the Investment Personnel, as defined in the Thrivent Code of Ethics, of the Private Investments Group. The Private Investments Group, alongside the Chief Compliance Officer, or his or her designee, will document and assess any potential conflicts of interest related to the consent voting process. If a conflict is deemed material by the Chief Compliance Officer, or his or her designee, the Committee will be apprised. The Committee will then determine the best way to manage the conflict, ensuring votes serve the clients’ best interests.

Thrivent’s Proxy Voting Guidelines

Specific voting guidelines have been adopted by the Committee for regularly occurring categories of management and shareholder proposals. The detailed voting guidelines are available to Thrivent’s clients upon request. The following is a summary of significant Thrivent policies, which are generally consistent with the Benchmark Guidelines referenced above.

Board of Directors and Corporate Governance

Voting on Director Nominees in Uncontested Elections

Generally, Thrivent votes for director nominees, except under specific circumstances.

Four fundamental principles apply when determining votes on director nominees:

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Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties and to limit the number of directorships they accept.

2.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.

Composition: Companies should ensure that directors add value to the board by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate expertise and independence, while ensuring active and collaborative participation by all members.

4.	Independence: Thrivent believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the

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board’s work, even if the chief executive officer also serves as chairperson of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management.

Circumstances under which Thrivent may abstain, vote against or withhold votes from directors, pursuant to the Benchmark, include:

•	Independence-related issues such as non-independent directors on a board with < 50% independence.
•	Composition-related issues such as low attendance or overboarding.
•	Responsiveness-related issues such as poor responsiveness to a low say-on-pay vote.
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Accountability-related issues such as problematic takeover defenses, capital structure, and/or governance structure (including poison pill, unequal voting rights, classified board, removal of shareholder discretion, problematic governance structure, unilateral bylaw/charter amendments, restrictions on shareholder proposals, director performance evaluations, problematic audit practices, pledging, climate accountability, other governance failures).

Voting on Director Nominees in Contested Elections

Thrivent votes case-by-case on the election of directors in contested elections.

Other Proposals Related to Board Structure & Accountability

Thrivent believes boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

Thrivent may vote case-by-base on proposals related to age & term limits, proposals to establish or amend director qualifications, proposals to establish a new board committee, proposals to separate the board chair and CEO position, proposals related to director and officer indemnification, liability protection, and exculpation, and other proposals related to routine/standard board-related items.

Thrivent votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reason, Thrivent votes against proposals to eliminate cumulative voting and votes for proposals that seek to fix the size of the board.

Ratification of Auditors

Thrivent votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; non-audit fees paid represent 50 percent or more of the total fees paid to the auditor; or poor accounting practices are identified that rise to a serious level of concern.

Executive and Director Compensation

Well-designed incentive programs play a crucial role in guiding executive management decisions towards long-term value enhancement. Conversely, incentive programs with unsuitable performance targets or design flaws can hinder the alignment between management’s incentives and the interests of investors. We believe that as proactive investors, it’s our duty to comprehend the compensation structures of the companies in our portfolio and to offer constructive feedback — via our proxy voting and direct interactions — whenever we identify areas of concern.

Advisory Vote on Executive Compensation (Say on Pay)

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Shareholder votes to approve executive compensation — generally votes of an advisory nature — have become common in markets around the world. It is challenging to apply a rules-based framework to compensation votes because every pay program is a unique reflection of the company’s performance, industry, size, geographic mix, and competitive landscape. Additionally, factors such as executives’ individual performance, achievement of goals, experience, tenure, skills, and leadership should be taken into account in evaluating the overall compensation context. For these reasons, Thrivent votes on executive and director compensation proposals following a case-by-case evaluation. Generally, Thrivent opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Factors considered in our evaluation of “Say on Pay” votes includes an annual pay-for-performance analysis for companies in the S&P 1500, Russell 3000 or Russell 3000E Indices, conducted by ISS. This evaluation includes two primary factors:

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Peer Group Alignment: This assesses the relationship between the company’s total shareholder return (TSR) rank and the CEO’s total pay rank within a peer group, measured over five years. It also considers the CEO’s pay multiple relative to the peer group median.

•	Absolute Alignment: This examines the alignment between the trend in CEO pay and company TSR over the previous five fiscal years.

If this analysis indicates significant misalignment, Thrivent may include qualitative factors for a deeper evaluation, such as the ratio of performance- to time-based incentives, the rigor of performance goals, and transparency of pay program disclosures. Additionally, Thrivent scrutinizes problematic pay practices on a case-by-case basis, focusing on practices that contravene global pay principles.

Thrivent generally votes for holding annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Equity-Based and Other Incentive Plans

We believe long-term equity plans, used appropriately, provide strong alignment of interests between executives and investors. These plans can be effective in linking executives’ pay to the company’s performance as well as attracting and retaining management talent.

We evaluate requests to approve or renew equity plans on a case-by-case basis, taking into account a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

◾	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
◾	SVT based only on new shares requested plus shares remaining for future grants.

Plan Features:

◾	Quality of disclosure around vesting upon a change in control (CIC);
◾	Discretionary vesting authority;
◾	Liberal share recycling on various award types;
◾	Lack of minimum vesting period for grants made under the plan;
◾	Dividends payable prior to award vesting.
◾	Disclosure of non-employee directors’ cash-denominated award limits.

Grant Practices:

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◾	The company’s three year burn rate relative to its industry/market cap peers;
◾	Vesting requirements in CEO’S recent equity grants (3-year look-back);
◾	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
◾	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
◾	Whether the company maintains a sufficient claw-back policy;
◾	Whether the company maintains sufficient post exercise/vesting share-holding requirements.

Negative Overriding Factor: If the plan lacks sufficient positive features under the Plan Features pillar, despite an overall passing score.

Other Compensation Plans

Thrivent has varying approaches for evaluating other compensation-related proposals, guided by a set of principles aimed at ensuring fair and effective compensation practices.

Capital Structure and Incorporation

Thrivent generally votes on a case-by-case basis on proposals related to capital structure and incorporation and seeks to vote in a way that protects shareholders’ value in the companies in which the Thrivent funds invest. When voting on capital structure issues, Thrivent considers the dilutive impact to shareholders and the effect on shareholder rights.

Thrivent will evaluate reincorporation proposals on a case-by-case basis. Considerations include:

•	Regulations of both states or countries
•	Required fundamental policies
•	Increased flexibility available

Increases in Common Stock

Thrivent’s policy for voting on proposals to increase the number of authorized shares of common stock is nuanced and case-by-case, guided by specific criteria. For general corporate purposes, the policy is to vote for an increase in authorized shares depending on the percentage of share usage: up to 50% increase if less than 50% of current shares are used, up to 100% if usage is between 50% and 100%, and up to the current share usage if it exceeds the authorized shares. However, Thrivent generally votes against increases, even within these parameters, if the proposal or the company’s use of shares is problematic, such as seeking to increase shares with superior voting rights or having a non-shareholder approved poison pill. Exceptions are made for increases beyond these ratios in cases where non-approval poses severe risks, like imminent bankruptcy or requirements by government bodies. In states allowing unilateral capital increases without shareholder approval, Thrivent may vote against all nominees if the increase doesn’t conform to these policies. For specific authorization requests linked to transactions (like acquisitions or SPAC transactions), the policy is generally to vote for the increase, with the allowable increase being the greater of twice the amount needed for the transactions or the calculated increase for general issuances.

Multi-Class Share Structures

Thrivent generally recommends voting against proposals to create a new class of common stock, except in specific circumstances where the company provides a compelling rationale for a dual-class capital structure. Such exceptions include situations where the company’s auditor expresses substantial doubt about the company’s ongoing viability, or when the new share class is intended to be temporary. Additionally, Thrivent may support the creation of a new class if it is aimed at financing purposes with minimal or no short-term and long-term dilution to current shareholders, and it is not structured to preserve or enhance the voting power of insiders or significant shareholders. The policy underscores a

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cautious approach to changes in capital structure that could impact shareholder rights and company governance.

Mergers and Acquisitions

Thrivent votes on mergers and acquisitions on a case-by-case basis, taking into account and balancing the following: anticipated financial and operating benefits, including the opinion of the financial advisor, market reaction, offer price (cost vs. premium) and prospects of the combined companies; how the deal was negotiated; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights.

Anti-takeover and Shareholder Rights Plans

Thrivent adopts a nuanced approach towards voting on anti-takeover provisions, with a policy anchored in the principles of flexibility, fairness, and transparency in corporate governance. This approach involves critical evaluation of various factors, including the dilutive impact of capital structure changes, the balance of authority between the board and shareholders, especially in amending bylaws, and the careful scrutiny of provisions related to control share acquisitions, fair price, and poison pills. Thrivent also assesses the implications of litigation rights, voting disclosure, and mechanisms that empower shareholders, such as the ability to act by written consent or call special meetings. We believe in maintaining a market for corporate control that functions without undue restrictions, as it often leads to acquisitions that increase shareholder value. Consequently, Thrivent typically votes against the adoption of anti-takeover provisions like shareholder rights plans (poison pills), which can lead to management entrenchment and reduced board accountability, aiming to support proposals that enhance shareholder value and rights and oppose those that restrict or harm these interests.

Shareholders Rights Plans (“poison pills”)

For shareholder proposals requesting the submission of a poison pill to a vote or its redemption, Thrivent generally votes in favor, except when there is an existing shareholder-approved poison pill or a policy that allows the board to adopt a pill under specific conditions, including immediate shareholder ratification. Such pills must be put to a shareholder vote within 12 months of adoption or they will expire.

In cases where management proposes ratification of a poison pill, Thrivent’s vote is case-by-case, focusing on the rights plan’s attributes like a trigger no lower than 20%, a maximum term of three years, the absence of features that limit a future board’s ability to redeem the pill, and a shareholder redemption feature. The company’s rationale for adopting the pill is also critically assessed, along with its governance structure, including board independence and existing defenses.

When it comes to poison pills aimed at preserving Net Operating Losses (NOLs), Thrivent votes against proposals if the term exceeds the shorter of three years or the exhaustion of the NOLs. For management proposals to ratify NOL pills with a shorter term, the vote is case-by-case, considering factors like the ownership threshold, the value of the NOLs, shareholder protection mechanisms, the company’s governance structure, and other relevant factors.

Shareholder Ability to Call a Special Meeting & Act by Written Consent

Thrivent’s policy regarding shareholder rights to act by written consent and to call special meetings is focused on maintaining and enhancing shareholder participation and influence in corporate governance. Generally, Thrivent votes against any proposals that seek to restrict or prohibit shareholders’ ability to act by written consent. We generally support proposals that enable shareholders to act by written consent, considering factors such as the existing rights, consent thresholds, any exclusionary language, the investor ownership structure, and the history of shareholder support and management responses to related proposals.

9

When it comes to shareholders’ ability to call special meetings, Thrivent typically votes against proposals that restrict or prohibit this right. We generally support management or shareholder proposals that facilitate the ability of shareholders to call special meetings, paying attention to current rights, the minimum ownership threshold necessary for calling meetings (with a preference for a 10% threshold), any prohibitive language in the proposals, the investor ownership structure, and the track record of both shareholder support and management’s responses to past proposals.

Voting Requirements

Thrivent generally supports management proposals to adopt a majority of votes cast standard for directors in uncontested elections.

Thrivent generally opposes proposals to require a supermajority shareholder vote and generally supports proposals to reduce supermajority vote requirements. However, for companies with shareholder who have significant ownership levels, Thrivent may vote case-by-case, taking into account: Ownership structure; Quorum requirements; and Vote requirements.

Thrivent generally votes case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

Environmental and Social Management Proposals

Thrivent will generally vote in accordance with the ISS Benchmark recommendations with regard to management proposals relating to environmental and social topics, such as those related to approval of political donations.

Shareholder Proposals

At Thrivent, we evaluate shareholder proposals with the overarching goal of aligning our voting decisions with the best interests of shareholders and maximizing long-term value. Shareholder proposals are reviewed on a case-by-case basis starting with thoughtful and consistent framework processes that consider the materiality of the issue to the company’s business, the company’s current practices and disclosures, the context and credibility of the proposal and its proponent, alignment with shareholder interests, and the proposal’s prescriptiveness.

We recognize that proposals can vary significantly in scope and impact, and our evaluation process reflects this diversity. While our actively managed fundamental strategies apply a detailed, research-driven approach to voting decisions, our quantitative and index strategies with investments not also held by actively managed fundamental strategies rely on processes that balance efficiency with shareholder value considerations. This distinction ensures that each proposal is assessed in a manner consistent with the strategy and objectives of the portfolios holding the security.

Environmental and Social Shareholder Proposals

When evaluating environmental and social proposals, we adopt a case-by-case analysis that balances the specific circumstances of each company with the broader context of market norms and regulatory requirements. The starting point of our evaluation is a framework that involves analyzing the relevance of a proposal in terms of its direct relation to the company’s business activities, strategies, and performance.

The framework considers the potential material impact of the proposal on the company’s long-term value with a focus on financial performance or valuation. Additionally, Thrivent examines the company’s current practices, policies, and disclosures relevant to the proposal, while considering industry-standard practices

10

and trends (market norms) to provide a benchmark for evaluation. Understanding the legal and regulatory landscape, including existing laws and future regulatory trends, forms a part of this evaluation. The framework also encompasses identifying the proposal’s proponents to understand their motivations and potential implications, as well as considering the proposal’s potential reputational impact on the company. Assessing the reasonableness of the proposal in terms of practicality, feasibility, and logic, and evaluating its persuasiveness based on clarity, logic, and evidence, are also integral components of the process.

By leveraging this structured framework, Thrivent ensures that our voting decisions are informed and consider long-term value creation for shareholders.

Consideration	Questions	Explanation

Materiality	Does the resolution address an issue that is material for this company? Does the proposal reflect an industry-specific, materiality-driven approach?	The relevance of the resolution is crucial in determining if it aligns with the core business and operations of the company. Materiality is key to understanding if the issue can significantly impact the company’s long-term value.

Current Practice	Does the proposal address a current shortcoming? Has the company already announced intentions to address the shortcoming?	Current practices and disclosures are reviewed to check if the company has already taken steps to address the issue. Market norms provide context by showing industry standards and peer responses.

Context	Who are the proponents of the resolution, and are they tied to any particular interest groups? Do the proponent’s interests align with ours?	Understanding the proponent helps identify their motivations and alignment with the company’s objectives. The reasonableness and persuasiveness of the proposal are essential to ensure it is practical and effectively communicated.

Shareholder Alignment	Are shareholders the optimal stakeholders to address the core issue that is the subject of the resolution? Does the proposal add value for shareholders? Does the proposal address substantive matters that may impact shareholders’ interests, including shareholders’ rights?	This involves assessing whether the issue falls within shareholder influence or if it’s better addressed through regulatory compliance and legal mandates.

Prescriptiveness	Is the proposal NOT overly prescriptive? Do the proposal’s demands NOT unreasonably restrict management from conducting its business?	The reasonableness of the proposal is evaluated to ensure it is not excessively demanding. The company’s current practices and disclosures are reviewed to determine if there is already a framework addressing the issue.

Other Shareholder Proposals

Thrivent’s approach to evaluating other shareholder proposals reflects our commitment to responsible investment stewardship and alignment with shareholder value. Recognizing the wide range of issues addressed by these proposals—such as governance structures, shareholder rights, executive compensation, and operational practices—we apply a consistent and thorough framework as a starting point to ensure decisions are in the best interests of shareholders.

These shareholder proposals are evaluated on a case-by-case basis, balancing company-specific circumstances with broader governance standards and market practices. Our evaluation framework considers the materiality of the proposal, its relevance to the company’s business strategy, and its

11

potential to create or protect shareholder value. In addition, we assess the company’s current practices and policies to identify any governance shortcomings the proposal seeks to address.

The context and credibility of the proposal and its proponents are critical components of our analysis, helping to understand the proponents’ motivations and whether they are aligned with shareholder interests. We also evaluate whether the proposal enhances shareholder rights, better aligns management and shareholder objectives, and avoids unnecessary prescriptiveness that could hinder the company’s ability to operate effectively.

By leveraging this structured framework, Thrivent ensures that our voting decisions are informed and consider long-term value creation for shareholders.

Consideration	Questions	Explanation

Materiality	Is the issue material to the company’s business? Does the proposed action have the potential to materially impact the company?	The relevance of the proposal is essential to ensure it addresses core business operations and aligns with shareholder value creation. Materiality highlights the issue’s potential impact on financial and strategic outcomes.

Current Practice	Does the proposal remedy a governance weakness? Has the company already announced intentions to address the shortcoming?	Reviewing current practices and disclosures helps identify existing efforts to address the issue. Governance improvements may align with industry standards or address peer comparisons.

Context	Who are the proponents of the resolution, and are they tied to any particular interest groups? Do the proponent’s interests align with ours?	Understanding the proponents’ motivations ensures alignment with shareholder objectives. Proposals should be reasonable and communicated effectively.

Shareholder Alignment	Does the proposal enhance shareholder rights or create value for shareholders? Does the proposal have the potential to better align executive and/or directors’ interests with those of shareholders?	Evaluating shareholder alignment ensures the proposal strengthens governance practices, improves shareholder rights, and aligns interests with long-term value creation.

Prescriptiveness	Is the proposal NOT overly prescriptive? Does the proposal’s demands NOT unreasonably restrict management from conducting its business?	Proposals should not impose excessive restrictions on management. They must balance practicality and flexibility with achieving the intended objectives.

Disclosure-Related Proposals

In assessing proposals that request enhanced disclosure, Thrivent focuses on several critical factors, such as the company’s current level of disclosure, its compliance with relevant regulations and guidelines, and any significant controversies or fines that might have arisen.

Thrivent’s policy is to vote on a case-by-case basis on shareholder proposals seeking greater disclosure, as well as any associated risks and liabilities. The goal is to ensure that disclosures effectively balance the needs and interests of various stakeholders and are not overly onerous, diverting resources from core business operations.

Action-Related Proposals

Regarding proposals that require a company to take a certain action, our policy is to carefully scrutinize requests for the adoption of specific targets, goals, or changes in business practices. We acknowledge

12

that while shareholders may not always have the intricate knowledge of a company’s strategic operations, there are instances where such proposals can highlight areas needing improvement.

Thrivent assesses each proposal based on the nature of the company’s business, the practicality and feasibility of implementing the proposed actions, and how these actions align with the company’s overall strategy and operational capabilities. In considering these proposals, Thrivent pays close attention to the company’s ability to address the issues raised in the proposal, the proposal’s prescribed timetable and methods for implementation, and how the company’s practices compare with those of its industry peers.

Copies of Voting Records and Policies

A copy of Thrivent’s detailed voting guidelines and the voting records of client accounts are available to Thrivent’s clients upon request.

13

THRIVENT SERIES FUND, INC.
PART C: OTHER INFORMATION
Item 28.
Exhibits

(a)(1)
Articles of Incorporation of the Registrant, incorporated by reference from Post-Effective Amendment No.
22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

(a)(2)
Amendment to Articles of Incorporation adding Article VIII, incorporated by reference from Post-Effective
Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27,
1998.

(a)(3)
Amendment to Articles of Incorporation changing Registrant’s name, incorporated by reference from
Post-Effective Amendment No. 22 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 27, 1998.

(a)(4)
Amendment to Articles of Incorporation increasing authorized shares, incorporated by reference from initial Form N-14 registration statement of LB Series Fund, Inc., file no. 333-111964, filed January 16,
2004.

(a)(5)
Amendment to Articles of Incorporation changing Registrant’s name, incorporated by reference from
Post-Effective Amendment No. 1 to the registration statement on Form N-14 of Thrivent Series Fund, Inc., file no. 333-111912, filed on May 14, 2004.

(b)	Restated Bylaws of the Registrant, incorporated by reference from Post-Effective Amendment No. 45 to the registration statement of Thrivent Series Fund, Inc. file no. 33-3677, filed on April 26, 2012.
(c)	Not applicable
(d)(1)
Investment Advisory Agreement between the Registrant and Thrivent Financial for Lutherans (“Thrivent”),
incorporated by reference from Post-Effective Amendment No. 27 to the registration statement of LB
Series Fund, Inc., file no. 33-3677, filed April 30, 2002.

(d)(2)
Amendment No. 1 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of LB Series
Fund, Inc., file no. 333-111964, filed February 26, 2004.

(d)(3)
Amendment No. 2 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 30, 2019.

(d)(4)
Amendment No. 3 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 35 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 22, 2005.

(d)(5)
Amendment No. 4 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 39 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 25, 2008.

(d)(6)
Amendment No. 5 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 41 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on February 16, 2010.

(d)(7)
Amendment No. 6 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 41 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on February 16, 2010.

(d)(8)
Amendment No. 7 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 47 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 29, 2013.

(d)(9)
Amendment No. 8 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 29, 2014.

(d)(10)
Amendment No. 9 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 29, 2016.

(d)(11)
Amendment No. 10 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 29, 2016.

(d)(12)
Amendment No. 11 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 29, 2016.

(d)(13)
Amendment No. 12 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 29, 2016.

(d)(14)
Amendment No. 13 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 56 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 28, 2017.

(d)(15)
Amendment No. 14 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 56 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 28, 2017.

(d)(16)
Amendment No. 15 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on February 12, 2018.

(d)(17)
Amendment No. 16 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form N-14 of Thrivent
Series Fund, Inc., file no. 333-224008, filed on July 3, 2018.

(d)(18)
Amendment No. 17 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of Thrivent Series Fund,
Inc. file no. 33-3677, filed on April 30, 2019.

(d)(19)
Amendment No. 18 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference to Post-Effective Amendment No. 64 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on January 28, 2020.

(d)(20)
Amendment No. 19 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 65 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 29, 2020.

(d)(21)
Amendment No. 20 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form N-14 of Thrivent
Series Fund, Inc. file no. 333-239402, filed on September 14, 2020.

(d)(22)
Amendment No. 21 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 68 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 29, 2022.

(d)(23)
Amendment No. 22 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 28, 2023.

(d)(24)
Amendment No. 23 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from the registration statement on Form N-14 of Thrivent Series Fund, Inc., file no. 333-
278300, filed on March 28, 2024.

(d)(25)
Amendment No. 24 to Investment Advisory Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 71 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 29, 2025.

(d)(26)	Amendment No. 25 to Investment Advisory Agreement between the Registrant and Thrivent, filed herewith.
(e)(1)
Distribution Agreement between the Registrant and Thrivent Distributors, LLC (“Thrivent Distributors”),
incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 30, 2019.

(e)(2)
Amendment No. 1 to Distribution Agreement between the Registrant and Thrivent Distributors, incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 30, 2019.

(e)(3)
Amendment No. 2 to Distribution Agreement between the Registrant and Thrivent Distributors, incorporated by reference from Post-Effective Amendment No. 65 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 29, 2020.

(e)(4)
Amendment No. 3 to Distribution Agreement between the Registrant and Thrivent Distributors, incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form
N-14 of Thrivent Series Fund, Inc., file no. 333-239402, filed on September 14, 2020.

(e)(5)
Amendment No. 4 to Distribution Agreement between the Registrant and Thrivent Distributors, incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 28, 2023.

(e)(6)
Amendment No. 5 to Distribution Agreement between the Registrant and Thrivent Distributors, incorporated by reference from Post-Effective Amendment No. 71 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 29, 2025.

(f)	Not applicable
(g)(1)
Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State
Street”), incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of
Thrivent Series Fund, Inc. file no. 33-3677, filed on February 12, 2018.

(g)(2)
Letter Agreement, dated May 18, 2022, between the Registrant and State Street, incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 28, 2023.

(g)(3)
Amendment effective as of February 28, 2023, to Master Custodian Agreement between the Registrant and State Street, incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 28, 2023.

(g)(4)
Amendment effective as of April 30, 2023, to Master Custodian Agreement between the Registrant and
State Street, incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 28, 2023.

(g)(5)
Letter Agreement Amendment dated January 6, 2025, to Master Custodian Agreement between the
Registrant and State Street, incorporated by reference from Post-Effective Amendment No. 71 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on April 29, 2025.

(g)(6)
Amendment dated February 21, 2025, to Master Custodian Agreement between the Registrant and State
Street, incorporated by reference from Post-Effective Amendment No. 71 to the registration statement of
Thrivent Series Fund, Inc., file no. 33-3677, filed on April 29, 2025.

(g)(7)	Letter Agreement Amendment dated June 26, 2025, to Master Custodian Agreement between the Registrant and State Street, filed herewith.
(h)(1)	Expense Reimbursement Letter Agreement dated February 6, 2026, filed herewith.
(h)(2)
Participation Agreement between the Registrant and Thrivent (including its insurance separate accounts), incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form
N-14 of LB Series Fund, Inc., file no. 333-111964, filed February 26, 2004.

(h)(3)
Amendment No. 1 to Participation Agreement between the Registrant and Thrivent, incorporated by reference from the registration statement on Form N-14 of Thrivent Series Fund, Inc., file no 333-278300, filed on March 28, 2024.

(h)(4)
Form of Participation Agreement among the Registrant, Thrivent, and other insurance companies, incorporated by reference from Post-Effective Amendment No. 60 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 27, 2018.

(h)(5)
Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from
Post-Effective Amendment No. 40 to the registration statement of Thrivent Series Fund, Inc., file no.
33-3677, filed on April 27, 2009.

(h)(6)
Amendment No. 1 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 29, 2014.

(h)(7)
Amendment No. 2 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 56 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 28, 2017.

(h)(8)
Amendment No. 3 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 56 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 28, 2017.

(h)(9)
Amendment No. 4 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 56 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 28, 2017.

(h)(10)
Amendment No. 5 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on February 12, 2018.

(h)(11)
Amendment No. 6 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form
N-14 of Thrivent Series Fund, Inc., file no. 333-224008, filed on July 3, 2018.

(h)(12)
Amendment No. 7 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 30, 2019.

(h)(13)
Amendment No. 8 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 62 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on April 30, 2019.

(h)(14)
Amendment No. 9 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference to Post-Effective Amendment No. 64 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on January 28, 2020.

(h)(15)
Amendment No. 10 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 65 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 29, 2020.

(h)(16)
Amendment No. 11 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form
N-14 of Thrivent Series Fund, Inc. file no. 333-239402, filed on September 14, 2020.

(h)(17)
Amendment No. 12 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 28, 2023.

(h)(18)
Amendment No. 13 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from the registration statement on Form N-14 of Thrivent Series Fund, Inc., file no 333-278300, filed on March 28, 2024.

(h)(19)
Amendment No. 14 to Administrative Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 71 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 29, 2025.

(h)(20)
Transfer Agency and Services Agreement between the Registrant and Thrivent, incorporated by reference to Post-Effective Amendment No. 64 to the registration statement of Thrivent Series Fund, Inc., file no.
33-3677, filed on January 28, 2020.

(h)(21)
Amendment No. 1 to Transfer Agency and Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 65 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 29, 2020.

(h)(22)
Amendment No. 2 to Transfer Agency and Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form
N-14 of Thrivent Series Fund, Inc., file no. 333-239402, filed on September 14, 2020.

(h)(23)
Amendment No. 3 to Transfer Agency and Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 28, 2023.

(h)(24)
Amendment No. 4 to Transfer Agency and Services Agreement between the Registrant and Thrivent, incorporated by reference from Post-Effective Amendment No. 71 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 29, 2025.

(h)(25)
Agency Securities Lending Agreement between the Registrant and Goldman Sachs Bank USA, incorporated by reference from Post-Effective Amendment No. 59 to the registration statement of Thrivent
Series Fund, Inc. file no. 33-3677, filed on February 12, 2018.

(h)(26)
Amended Schedule 1 dated June 25, 2018, to the Agency Securities Lending Agreement, incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form N-14 of Thrivent
Series Fund, Inc., file no. 333-224008, filed on July 3, 2018.

(h)(27)
Amended Schedule 1 dated August 9, 2019, to the Agency Securities Lending Agreement, incorporated by reference from Post-Effective Amendment No. 65 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 29, 2020.

(h)(28)
Amended Schedule 1 dated February 28, 2020, to the Agency Securities Lending Agreement,
incorporated by reference from Post-Effective Amendment No. 65 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 29, 2020.

(h)(29)
Amended Schedule 1 dated April 29, 2020, to the Agency Securities Lending Agreement, incorporated by reference from Post-Effective Amendment No. 65 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 29, 2020.

(h)(30)
Amended Schedule 1 dated August 31, 2020, to the Agency Securities Lending Agreement, incorporated by reference from Post-Effective Amendment No. 1 to the registration statement on Form N-14 of Thrivent
Series Fund, Inc., file no. 333-239402, filed on September 14, 2020.

(h)(31)
Amended Schedule 1 dated October 6, 2020, to the Agency Securities Lending Agreement, incorporated by reference from Post-Effective Amendment No. 68 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 29, 2022.

(h)(32)
Amended Schedule 1 dated March 10, 2022, to the Agency Securities Lending Agreement, incorporated by reference from Post-Effective Amendment No. 68 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 29, 2022.

(h)(33)
Amended Schedule 1 dated February 1, 2023, to the Agency Securities Lending Agreement,
incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 28, 2023.

(h)(34)
Amended Schedule 1 dated April 28, 2023, to the Agency Securities Lending Agreement, incorporated by reference from Post-Effective Amendment No. 69 to the registration statement of Thrivent Series Fund,
Inc., file no. 33-3677, filed on April 28, 2023.

(h)(35)
Amended Schedule 1 dated February 13, 2025, to the Agency Securities Lending Agreement,
incorporated by reference from Post-Effective Amendment No. 71 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on April 29, 2025.

(h)(36)	Amended Schedule 1 dated October 8, 2025, to the Agency Securities Lending Agreement, filed herewith.
(h)(37)	Amended Schedule 1 dated February 18, 2026, to the Agency Securities Lending Agreement, filed herewith.
(h)(38)
Form of Rule 12d1-4 Fund of Funds Investment Agreement, incorporated by reference from Post-Effective
Amendment No. 68 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on
April 29, 2022.

(i)	Opinion and Consent of Counsel, filed herewith.
(j)	Consent of Independent Registered Public Accounting Firm, filed herewith.
(k)	Not applicable
(l)	Not applicable
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
(p)	Rule 17j-1 Code of Ethics of Registrant, filed herewith.
(q)	Powers of Attorney, filed herewith.
EX-101.INS	XBRL Instance Document – the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
EX-101.SCH	XBRL Taxonomy Extension Schema Document.
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document.
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document.
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document.
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document.
Item 29.
Persons Controlled by or Under Common Control with Registrant
Registrant is an open-end management investment company organized as a Minnesota corporation on February 24, 1986. Registrant’s sponsor and investment adviser, Thrivent Financial for Lutherans (“Thrivent”) is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons. Thrivent provides insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.
The following list shows the persons directly or indirectly controlled by Thrivent. Financial statements of Thrivent will be presented on a consolidated basis.

Thrivent Entities	Primary Business	State of Organization
Thrivent	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.[1]	Holding company with no independent operations	Delaware
North Meadows Investment Ltd.[2]	Real estate development and investment corporation	Wisconsin
Thrivent Advisor Network, LLC[2]	Investment adviser	Delaware
Thrivent Asset Management, LLC[2]	Investment adviser	Delaware
Thrivent Bank[2]	Industrial bank	Utah
Thrivent Distributors, LLC[2]	Limited purpose broker-dealer	Delaware
Thrivent Financial Investor Services Inc.[2]	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.[2]	Life and health insurance agency	Minnesota
Newman Financial Services, LLC[3]	Long-term care insurance agency	Minnesota
Thrivent Investment Capital Advisors, LLC[2]	Investment adviser	Delaware
Thrivent Investment Management Inc.[2]	Broker-dealer and investment adviser	Delaware
Thrivent Trust Company[2]	Federally chartered limited purpose trust bank	Federal Charter
Gold Ring Holdings, LLC[1]	Holding vehicle	Delaware
Thrivent Education Funding, LLC[1]	Special purpose entity	Delaware
White Rose CFO 2023 Holdings, LLC[1]	Special purpose entity	Delaware
White Rose CFO 2023, LLC[4]	Special purpose entity	Delaware
BADGER FBN 2025 HOLDINGS, LLC[1]	Special purpose entity	Delaware
BADGER FBN 2025, LLC[5]	Special purpose entity	Delaware
Trout Holdings GP, LLC[1]	General partner	Delaware
Trout Holdings, L.P.[1]	Private equity fund	Delaware
Blue Rock Holdco LLC[2]	Holding vehicle	Delaware
Castle Lending Enterprises, LLC[6]	Special purpose entity	Delaware
College Avenue Student Loans, LLC[7]	Special purpose entity	Delaware
College Ave Student Loan Servicing LLC[8]	Special purpose entity	Delaware
TLC 193 LLC[9]	Special purpose entity	Delaware
Museum Finance, LLC[9]	Special purpose entity	Delaware
College Ave Administrator LLC[8]	Special purpose entity	Delaware
College Ave Depositor, LLC[8]	Special purpose entity	Delaware
College Ave Residual Holdings, LLC[8]	Special purpose entity	Delaware
College Ave Holdings 2019-A, LLC[8]	Special purpose entity	Delaware
Thrivent White Rose GP II, LLC[10]	General partner	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP III, LLC[10]	General partner	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP IV, LLC[10]	General partner	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP V, LLC[10]	General partner	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP VI, LLC[10]	General partner	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[11]	Private equity fund	Delaware

Thrivent Entities	Primary Business	State of Organization
Thrivent White Rose GP VII, LLC[10]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP VIII, LLC[10]	General partner	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC[10]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP X, LLC[10]	General partner	Delaware
Thrivent White Rose Fund X Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund X Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XI, LLC[9]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XII, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XII Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund XII Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XIII, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XIII Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund XIII Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XIV, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XIV Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund XIV Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XV Fund of Funds, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XV Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Feeder XV Fund of Funds, LLC[12]	Private equity fund	Delaware
Thrivent White Rose GP XV Equity Direct, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XV Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Feeder XV Equity Direct, LLC[12]	Private equity fund	Delaware
Thrivent White Rose GP XVI Fund of Funds, LLC[10]	General partner	Delaware

Thrivent Entities	Primary Business	State of Organization
Thrivent White Rose Fund XVI Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Feeder XVI Fund of Funds, LLC[12]	Private equity fund	Delaware
Thrivent White Rose GP XVI Equity Direct, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XVI Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Feeder XVI Equity Direct, LLC[12]	Private equity fund	Delaware
Thrivent White Rose Opportunity Fund GP, LLC[1]	General partner	Delaware
Thrivent White Rose Opportunity Fund, LP1	Investment subsidiary	Delaware
Thrivent White Rose Real Estate GP, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP II, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund II, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP III, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund III, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP IV, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund IV, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder IV, LLC[12]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP V, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund V, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder V, LLC[12]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP VI, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund VI, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder VI, LLC[12]	Private equity real estate fund	Delaware
Thrivent White Rose Endurance GP, LLC[10]	General partner	Delaware
Thrivent White Rose Endurance Fund, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Endurance GP II, LLC[10]	General partner	Delaware
Thrivent White Rose Endurance Fund II, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Endurance GP III, LLC[10]	General partner	Delaware
Thrivent White Rose Endurance Fund III, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Endurance Feeder III, LLC[12]	Private equity fund	Delaware

Thrivent Entities	Primary Business	State of Organization
Thrivent White Rose Endurance GP IV, LLC[10]	General partner	Delaware
Thrivent White Rose Endurance Fund IV, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Endurance Feeder IV, LLC[12]	Private equity fund	Delaware
Thrivent White Rose Private Credit GP I, LLC[10]	General partner	Delaware
Thrivent White Rose Private Credit Fund I Structured Note LP11	Private credit fund	Delaware
Thrivent White Rose Private Credit Fund I LP11	Private credit fund	Delaware
Twin Bridge Capital Partners, LLC[13]	Investment adviser	Delaware

1
Wholly owned subsidiary of Thrivent.
2
Wholly owned subsidiary of Thrivent Financial Holdings, Inc. Thrivent is the ultimate controlling entity.
3
Wholly owned subsidiary of Thrivent Insurance Agency Inc. Thrivent is the ultimate controlling entity.
4
Wholly owned subsidiary of White Rose CFO 2023 Holdings, LLC. Thrivent is the ultimate controlling entity.
5
Wholly owned subsidiary of BADGER FBN 2025 HOLDINGS, LLC. Thrivent is the ultimate controlling entity.
6
Directly controlled by Blue Rock HoldCo LLC. Thrivent is the ultimate controlling entity.
7
Directly controlled by Castle Lending Enterprises, LLC. Thrivent is the ultimate controlling entity.
8
Directly controlled by College Avenue Student Loans, LLC. Thrivent is the ultimate controlling entity.
9
Directly controlled by College Ave Student Loan Servicing, LLC. Thrivent is the ultimate controlling entity.
10
Directly controlled by Thrivent Investment Capital Advisors, LLC, which is the managing member of the limited liability company. Thrivent owns an interest in the limited liability company and is the ultimate controlling entity.
11
Directly controlled by its general partner. Thrivent is the ultimate controlling entity. The fund is a pooled investment vehicle organized primarily for the purpose of investing assets of Thrivent’s general account.
12
Directly controlled by Thrivent Investment Capital Advisors, LLC, which is the managing member of the limited liability company. The fund is a pooled investment vehicle organized as a feeder fund of the fund. Thrivent is the ultimate controlling entity.
13
Directly controlled by Thrivent. Investment advisory clients include Pacific Street Fund, Twin Bridge Narrow Gate Fund, Twin Bridge Titan Fund, and Twin Bridge Amplify Fund limited partnerships.
Item 30.
Indemnification
Section 4.01 of Registrant’s First Amended and Restated Bylaws, filed as an Exhibit to this Registration Statement, contains provisions requiring the indemnification by Registrant of its directors, officers and certain others under certain conditions. If so required, Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person is entitled to indemnification by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person is entitled to indemnification is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.
Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) Registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Registrant and its officers, employees, and agents are insured under the fidelity bond required by Rule 17g-1 of the Investment Company Act of 1940.
Item 31.
Business and Other Connections of the Investment Adviser
Thrivent (the “Adviser”) is the investment adviser of the Registrant. The Adviser is primarily engaged in the business of a fraternal benefit society organized under Wisconsin law. Additional information about the Adviser’s financial industry activities or affiliations, as well as the business and other connections of the officers and directors of the Adviser, is included on the Form ADV that the Adviser has on file with the Securities and Exchange Commission (File No. 801-60701).
Item 32.
Principal Underwriters
(a)
Thrivent Distributors, LLC serves as principal underwriter and distributor for Thrivent Mutual Funds, Thrivent Core Funds, Thrivent Cash Management Trust, and Thrivent Series Fund, Inc.
(b)
The managers and executive officers of Thrivent Distributors, LLC are listed below. Unless otherwise indicated, their principal address is 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211.
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Michael W. Kremenak	Elected Manager and President	Director and President
Jamie L. Riesterer 600 Portland Avenue S, Suite 100 Minneapolis Minnesota 55415-4402	Elected Manager	N/A
Troy A. Beaver	Elected Manager and Vice President	Vice President
Jeffrey D. Cloutier	Chief Financial Officer	N/A
Edward S. Dryden	Chief Compliance Officer	Chief Compliance Officer
John D. Jackson	Chief Legal Officer and Secretary	Secretary and Chief Legal Officer
Daniel R. Chouanard	Vice President	N/A
Andrew R. Kellogg 600 Portland Avenue S, Suite 100 Minneapolis Minnesota 55415-4402	Vice President	Vice President
Jason D. Sterling 600 Portland Avenue S, Suite 100 Minneapolis Minnesota 55415-4402	Vice President	N/A
Jessica E. English 600 Portland Avenue S, Suite 100 Minneapolis Minnesota 55415-4402	Assistant Secretary	N/A
Cynthia J. Nigbur 600 Portland Avenue S, Suite 100 Minneapolis Minnesota 55415-4402	Assistant Secretary	N/A
(c)
Not applicable
Item 33.
Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

Registrant:	901 Marquette Avenue, Suite 2500 Minneapolis, Minnesota 55402-3211
4321 N. Ballard Rd. Appleton, Wisconsin 54919
Adviser and Administrator:	Thrivent 901 Marquette Avenue, Suite 2500 Minneapolis, Minnesota 55402-3211
4321 N. Ballard Rd. Appleton, Wisconsin 54919
Custodian:	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, Massachusetts 02114-2016
Sub-Transfer Agent	SS&C Global Investor & Distribution Solutions, Inc. (SS&C GIDS, Inc.) 1055 Broadway Kansas City, Missouri 64105
Item 34.
Management Services
Not Applicable
Item 35.
Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 29th day of April, 2026.
THRIVENT SERIES FUND, INC.
/s/ John D. Jackson
John D. Jackson Secretary and Chief Legal Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of April, 2026.
Signature	Title
/s/ Michael W. Kremenak
Michael W. Kremenak	Director and President (Principal Executive Officer)
/s/ Sarah L. Bergstrom
Sarah L. Bergstrom	Treasurer (Principal Financial and Accounting Officer)
*
Janice B. Case	Director
*
Robert J. Chersi	Director
*
Arleas Upton Kea	Director
*
Paul R. Laubscher	Director
*
Robert J. Manilla	Director
*
James A. Nussle	Director
*
David S. Royal	Director
*
James W. Runcie	Director
*
Constance L. Souders	Director

*
John D. Jackson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of Thrivent Series Fund, Inc. pursuant to the powers of attorney duly executed by such persons.
Dated: April 29, 2026	/s/ John D. Jackson
John D. Jackson Attorney-in-Fact